   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 14, 2005


                       1933 ACT REGISTRATION NO. 333-75702
                       1940 ACT REGISTRATION NO. 811-07325

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       POST-EFFECTIVE AMENDMENT NO. 7 [X]


                                       AND


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                       POST-EFFECTIVE AMENDMENT NO. 53 [X]
                        (CHECK APPROPRIATE BOX OR BOXES)


                           PRUCO LIFE FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-7333

    (Address and telephone number of depositor's principal executive offices)

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                          PRUCO LIFE INSURANCE COMPANY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (203) 925-7176

                     (Name and address of agent for service)

                                   Copies to:


                             C. CHRISTOPHER SPRAGUE
                        VICE PRESIDENT, CORPORATE COUNSEL
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-6997


It is proposed that this filing will become effective (check appropriate space):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on _____ pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on May 1, 2005 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box: [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts

STRATEGIC PARTNERS(SM)
FLEXELITE
VARIABLE ANNUITY
--------------------------------------------------------------------------------

PROSPECTUS: MAY 2, 2005



THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE) AND THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT. PRUCO LIFE OFFERS SEVERAL DIFFERENT ANNUITIES WHICH YOUR REPRESENTATIVE MAY BE AUTHORIZED TO OFFER TO YOU. EACH ANNUITY HAS DIFFERENT FEATURES AND BENEFITS THAT MAY BE APPROPRIATE FOR YOU BASED ON YOUR FINANCIAL SITUATION, YOUR AGE AND HOW YOU INTEND TO USE THE ANNUITY. THE DIFFERENT FEATURES AND BENEFITS INCLUDE VARIATIONS IN DEATH BENEFIT PROTECTION AND THE ABILITY TO ACCESS YOUR ANNUITY'S CONTRACT VALUE. THE FEES AND CHARGES UNDER THE ANNUITY CONTRACT AND THE COMPENSATION PAID TO YOUR REPRESENTATIVE MAY ALSO BE DIFFERENT AMONG EACH ANNUITY. IF YOU ARE PURCHASING THE CONTRACT AS A REPLACEMENT FOR EXISTING VARIABLE ANNUITY OR VARIABLE LIFE COVERAGE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, ANY SURRENDER OR PENALTY CHARGES YOU MAY INCUR WHEN REPLACING YOUR EXISTING COVERAGE. PRUCO LIFE IS A WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.


THE FUNDS
------------------------------------------------------------


Strategic Partners FlexElite offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios within the following underlying mutual funds are being offered: The Prudential Series Fund, Inc., American Skandia Trust, Gartmore Variable Insurance Trust, and Janus Aspen Series.


PLEASE READ THIS PROSPECTUS
------------------------------------------------------------


Please read this prospectus before purchasing a Strategic Partners FlexElite variable annuity contract and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The Risk Factors section relating to the market value adjustment option appears in Section 10 of the Summary.


TO LEARN MORE ABOUT STRATEGIC PARTNERS FLEXELITE
------------------------------------------------------------


To learn more about the Strategic Partners FlexElite variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 2, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can be obtained from the SEC's Public Reference Section, 450 5th Street N.W., Washington, D.C. 20549-0102. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. The SEC also maintains a Web site (http://www.sec.gov) that contains the Strategic Partners FlexElite SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is described in Section 10 of this prospectus.


     For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.


YOU MAY ELECT BEFORE YOUR 3RD AND 6TH CONTRACT ANNIVERSARIES TO HAVE A CREDIT ADDED TO YOUR CONTRACT VALUE. IF YOU MAKE A CREDIT ELECTION, YOUR CHARGES MAY BE HIGHER THAN IF YOU HAD NOT MADE THE ELECTION AND THEY COULD EXCEED YOUR CREDIT AMOUNT IF YOU MAKE A WITHDRAWAL WITHIN 3 YEARS OF YOUR ELECTION.

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS FLEXELITE IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF
AMERICA                                                                 ORD01091

                       This page intentionally left blank

CONTENTS
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                                       PART I: STRATEGIC PARTNERS FLEXELITE PROSPECTUS
                                       -----------------------------------------------------------------

                                       SUMMARY
                                       -----------------------------------------------------------------
                                                Glossary................................................      6
                                                Summary.................................................     11
                                                Risk Factors............................................     14
                                                Summary Of Contract Expenses............................     16
                                                Expense Examples........................................     22

                                       PART II: STRATEGIC PARTNERS FLEXELITE PROSPECTUS
                                       -----------------------------------------------------------------

                                       SECTIONS 1-10
                                       -----------------------------------------------------------------

                                           Section 1: What Is The Strategic Partners FlexElite Variable
                                             Annuity?...................................................     28
                                                Short Term Cancellation Right Or "Free Look"............     28

                                           Section 2: What Investment Options Can I Choose?.............     29
                                                Variable Investment Options.............................     29
                                                Fixed Interest Rate Options.............................     43
                                                Market Value Adjustment Option..........................     44
                                                Transfers Among Options.................................     45
                                                Additional Transfer Restrictions........................     46
                                                Dollar Cost Averaging...................................     48
                                                Asset Allocation Program................................     48
                                                Auto-Rebalancing........................................     48
                                                Scheduled Transactions..................................     49
                                                Voting Rights...........................................     49
                                                Substitution............................................     49

                                           Section 3: What Kind Of Payments Will I Receive During The
                                             Income Phase? (Annuitization)..............................     50
                                                Payment Provisions......................................     50
                                                Payment Provisions Without The Guaranteed Minimum Income
                                                  Benefit...............................................     50
                                                    Option 1: Annuity Payments For A Fixed Period.......     50
                                                    Option 2: Life Income Annuity Option................     50
                                                    Option 3: Interest Payment Option...................     51
                                                    Other Annuity Options...............................     51
                                                Tax Considerations......................................     51
                                                Guaranteed Minimum Income Benefit.......................     51
                                                    GMIB Roll-Up........................................     52
                                                    GMIB Option 1 -- Single Life Payout Option..........     54
                                                    GMIB Option 2 -- Joint Life Payout Option...........     54
                                                Income Appreciator Benefit..............................     55
                                                How We Determine Annuity Payments.......................     56

                                           Section 4: What Is The Death Benefit?........................     59
                                                Beneficiary.............................................     59
                                                Calculation Of The Death Benefit........................     59
                                                Guaranteed Minimum Death Benefit........................     59
                                                    GMDB Roll-Up........................................     59
                                                    GMDB Step-Up........................................     60
                                                Highest Daily Value Death Benefit.......................     61
                                                Payout Options..........................................     63
                                                Earnings Appreciator Benefit............................     63
                                                Spousal Continuance Benefit.............................     64
                                           Section 5: What Is The Guaranteed Withdrawal Benefit
                                             Available Under The Contract?..............................     67
                                                Lifetime Five(SM) Income Benefit........................     67


--------------------------------------------------------------------------------

CONTENTS CONTINUED
--------------------------------------------------------------------------------

                                           Section 6: How Can I Purchase A Strategic Partners FlexElite
                                             Contract? .................................................     73
                                                Purchase Payments.......................................     73
                                                Allocation Of Purchase Payments.........................     73
                                                Credit Election.........................................     73
                                                Calculating Contract Value..............................     74
                                           Section 7: What Are The Expenses Associated With The
                                             Strategic Partners FlexElite Contract?.....................     75
                                                Insurance And Administrative Charge.....................     75
                                                Withdrawal Charge.......................................     76
                                                Waiver Of Withdrawal Charge For Critical Care...........     76
                                                Minimum Distribution Requirements.......................     77
                                                Contract Maintenance Charge.............................     77
                                                Guaranteed Minimum Income Benefit Charge................     77
                                                Income Appreciator Benefit Charge.......................     78
                                                Earnings Appreciator Benefit Charge.....................     78
                                                Lifetime Five Income Benefit Charge.....................     79
                                                Taxes Attributable To Premium...........................     79
                                                Transfer Fee............................................     79
                                                Company Taxes...........................................     79
                                                Underlying Mutual Fund Fees.............................     80
                                           Section 8: How Can I Access My Money?........................     81
                                                Withdrawals During The Accumulation Phase...............     81
                                                Automated Withdrawals...................................     81
                                                Income Appreciator Benefit Options During The
                                                  Accumulation Phase....................................     81
                                                Suspension of Payments Or Transfers.....................     83
                                           Section 9: What Are The Tax Considerations Associated With
                                             The Strategic Partners FlexElite Contract?.................     84
                                                Contracts Owned By Individuals (Not Associated With
                                                  Tax-Favored Retirement Plans).........................     84
                                                Contracts Held By Tax Favored Plans.....................     87
                                           Section 10: Other Information................................     91
                                                Pruco Life Insurance Company............................     91
                                                The Separate Account....................................     91
                                                Sale And Distribution Of The Contract...................     91
                                                Litigation..............................................     92
                                                Assignment..............................................     93
                                                Financial Statements....................................     93
                                                Statement Of Additional Information.....................     93
                                                Householding............................................     93
                                                Market-Value Adjustment Formula.........................     94
                                                IRA Disclosure Statement................................     97
                                           Appendix A...................................................    101
                                                Accumulation Unit Values................................    101



--------------------------------------------------------------------------------

PART I SUMMARY

--------------------------------------------------------------------------------
STRATEGIC PARTNERS FLEXELITE PROSPECTUS


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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

GLOSSARY
--------------------------------------------------------------------------------
WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE

When you begin receiving income payments, the value of your contract adjusted for any market value adjustment minus any charge we impose for premium taxes, withdrawal charge and credit election withdrawal charge.

ADJUSTED PURCHASE PAYMENT

Your invested purchase payment is adjusted for any subsequent withdrawals. The adjusted purchase payment is used only for calculations of the Earnings Appreciator Benefit.

ANNUITANT

The person whose life determines the amount of income payments that we will pay. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

ANNUITY DATE

The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.


ANNUAL INCOME AMOUNT



Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The annual income amount is set initially as a percentage of the Protected Withdrawal Value, but may be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.


BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

BUSINESS DAY


A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.


CO-ANNUITANT

The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirement for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.

CONTRACT DATE

The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

CONTRACT OWNER, OWNER OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

CREDIT

The amount we add to your contract value if you make a credit election.

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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

CREDIT ELECTION

Your election to have a credit added to your contract value. At least 30 calendar days prior to your 3rd and 6th contract anniversaries, we will notify you of your option to make a credit election. We will give you notice only if the credit election is available under your contract and you have not previously declined to receive a credit. We must receive the credit election in good order no later than the applicable contract anniversary.


DAILY VALUE



For purposes of the Highest Daily Value Death Benefit, which we describe below, the contract value as of the end of each business day. The Daily Value on the contract date is equal to your purchase payment.


DEATH BENEFIT


If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit, or Highest Daily Value Death Benefit, are available for an additional charge. See "What Is The Death Benefit?" below.



DEATH BENEFIT TARGET DATE



With respect to the Highest Daily Value Death Benefit, the later of the contract anniversary on or after the 80th birthday of the current contract owner, the older of either joint owner or the annuitant, if entity owned, or five years after the contract date.


DOLLAR COST AVERAGING FIXED RATE OPTION (DCA FIXED RATE OPTION)

An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options or to the one-year fixed interest rate option.

EARNINGS APPRECIATOR BENEFIT (EAB)

An optional feature available for an additional charge that may provide a supplemental death benefit based on earnings under the contract.

FIXED INTEREST RATE OPTIONS

Investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options or to the one-year fixed rate option.

GOOD ORDER

An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

GUARANTEE PERIOD

A period of time during which your invested purchase payment in the market value adjustment option earns interest at the declared rate. We may offer one or more guarantee periods.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)


An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value. The GMDB is a different death benefit than the Highest Daily Value Death Benefit, which we describe below.


GMDB PROTECTED VALUE

The amount guaranteed under the Guaranteed Minimum Death Benefit, which may equal the GMDB roll-up value, the GMDB step-up value, or the greater of the two. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by subsequent invested purchase payments and reduce proportionally by withdrawals.

GMDB ROLL-UP

We use the GMDB roll-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. The GMDB roll-up is equal to the invested purchase

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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
GLOSSARY CONTINUED
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payments compounded daily at an effective annual interest rate starting on the date that each invested purchase payment is made, subject to a cap (for certain contracts) and reduced proportionally by withdrawals.


GMDB STEP-UP

We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the contract value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the contract value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.

GMIB PROTECTED VALUE

We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit.

     The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries or number of years since last GMIB reset. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments. Any withdrawals in subsequent contract years will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.

GMIB RESET

You may elect to "step-up" or "reset" your GMIB protected value if your contract value is greater than the current GMIB protected value. Upon exercise of the reset provision, your GMIB protected value will be reset to equal your current contract value. You are limited to two resets over the life of your contract, provided that certain annuitant age requirements are met.

GMIB ROLL-UP

We will use the GMIB roll-up value to compute the GMIB protected value of the Guaranteed Minimum Income Benefit. The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual interest rate starting on the date each invested purchase payment is made, subject to a cap, and reduced proportionally by withdrawals.


HIGHEST DAILY VALUE DEATH BENEFIT



An optional death benefit available for an additional charge that can provide a death benefit that exceeds the contract value on the date of death. The amount of the death benefit is determined with reference to the Highest Daily Value, as defined below.



HIGHEST DAILY VALUE



An amount equal to the highest of all previous "Daily Values" less proportional withdrawals since such date and plus any purchase payments since such date.


INCOME APPRECIATOR BENEFIT (IAB)

An optional feature that may be available for an additional charge that may provide a supplemental income benefit based on earnings under the contract.

IAB AUTOMATIC WITHDRAWAL PAYMENT PROGRAM

A series of payments consisting of a portion of your contract value and Income Appreciator Benefit paid to you in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

IAB CREDIT

An amount we add to your contract value that is credited in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

INCOME PHASE

The period during which you receive income payments under the contract.

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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

INVESTED PURCHASE PAYMENTS

Your purchase payments (which we define below) less any deduction we make for any tax charge.

JOINT OWNER

The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. The joint owner may be the owner's spouse, but need not be.


LIFE INCOME BENEFIT



One of the two benefits available under the Lifetime Five Income Benefit, under which you can receive an amount each year as long as the annuitant lives.



LIFETIME FIVE INCOME BENEFIT



An optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value.


MARKET VALUE ADJUSTMENT

An adjustment to your contract value or withdrawal proceeds that is based on the relationship between interest you are currently earning within the market value adjustment option and prevailing interest rates. This adjustment may be positive or negative.

MARKET VALUE ADJUSTMENT OPTION

An investment option for contracts sold on or after May 1, 2003, or upon subsequent state approval. This investment option may offer various guarantee periods and pays a fixed rate of interest with respect to each guarantee period. We impose a market value adjustment on withdrawals that you make from this option prior to the end of its guarantee period.

NET PURCHASE PAYMENTS

Your total purchase payments less any withdrawals you have made.


PROPORTIONAL WITHDRAWALS



A method that involves calculating the percentage of your contract value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the contract value was reduced by the withdrawal as of the date the withdrawal occurred.



PROTECTED ANNUAL WITHDRAWAL BENEFIT



One of the two benefits available under the Lifetime Five Income Benefit, under which you can withdraw amounts until you have exhausted your Protected Withdrawal Value.



PROTECTED WITHDRAWAL VALUE



Under the Lifetime Five Income Benefit, we guarantee an amount that you can withdraw each year until those annual withdrawals, when added together, reach an aggregate limit. We call that aggregate limit the Protected Withdrawal Value. Purchase payments and withdrawals you make will result in an adjustment to the Protected Withdrawal Value. In addition, you may elect to step-up your Protected Withdrawal Value under certain circumstances.


PRUDENTIAL ANNUITY SERVICE CENTER


For general correspondence: P.O. Box 7960, Philadelphia, PA, 19101. For express overnight mail: 2101 Welsh Road, Dresher, PA 19176. The phone number is (888) PRU-2888. Prudential's Web site is www.prudential.com.


PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.

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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
GLOSSARY CONTINUED
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STATEMENT OF ADDITIONAL INFORMATION

A document containing certain additional information about the Strategic Partners FlexElite variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

TAX DEFERRAL


This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See "What Are The Tax Considerations Associated With The Strategic Partners FlexElite Contract," in Section 9.


VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

SUMMARY FOR SECTIONS 1-10

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FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.

SECTION 1
WHAT IS THE STRATEGIC PARTNERS FLEXELITE VARIABLE ANNUITY?

The Strategic Partners FlexElite Variable Annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options, fixed interest rate options, and the market value adjustment option. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

   The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in Prudential Money Market Portfolio variable investment option.

   The fixed interest rate options offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least a minimum interest rate annually.

   Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to be at least 3%.

   You may make up to 12 free transfers each contract year among the investment options. Certain restrictions apply to transfers involving the fixed interest rate options.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

- During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.

- The income phase starts when you begin receiving regular payments from your contract.

   The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments such as age, gender and the payout option you select.

   The contract offers a choice of income and death benefit options, which may also be available to you.

   There are certain state variations to this contract that are referred to in this prospectus. Please see your contract for further information on these and other variations.

   We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.


   If you change your mind about owning Strategic Partners FlexElite, you may cancel your contract within 10 days after receiving it (or whatever time period is required under applicable law). This time period is referred to as the "Free Look" period.


SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?


You can invest your money in 57 variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.


   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

   You may also invest your money in fixed interest rate options or in a market value adjustment option.

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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

SUMMARY FOR SECTIONS 1-10 CONTINUED

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SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.


   For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB) and the Income Appreciator Benefit. The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value" applied to the GMIB guaranteed annuity purchase rates. The Income Appreciator Benefit provides an additional income amount during the accumulation phase or upon annuitization. See "What Kind Of Payments Will I Receive During The Income Phase" in Section 3.



   You may also receive payments during the income period under the Lifetime Five Income Benefit. See "What Is The Guaranteed Withdrawal Benefit Available Under The Contract," in Section 5.


SECTION 4
WHAT IS THE DEATH BENEFIT?


FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, in general, if the sole owner or first to die of the owner and joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive at a minimum, the greater of (i) the contract value, (ii) either the base death benefit or, for a higher insurance charge, a potentially larger Guaranteed Minimum Death Benefit (GMDB) or Highest Daily Value Death Benefit (HDV).


   The base death benefit equals the total invested purchase payments reduced proportionally by withdrawals. The Guaranteed Minimum Death Benefit is equal to a "GMDB protected value" that depends upon which of the following Guaranteed Minimum Death Benefit options you choose:

- the highest value of the contract on any contract anniversary, which we call the "GMDB step-up value";

- the total amount you invest increased by a guaranteed rate of return, which we call the "GMDB roll-up value"; or

-  the greater of the GMDB step-up value and GMDB roll-up value.


   HDV provides a death benefit equal to the greater of the base death benefit or the highest daily value less proportional withdrawals.



   FOR ALL OTHER CONTRACTS, THE DEATH BENEFIT OPTIONS ARE MORE LIMITED, AND THE DEATH BENEFIT WILL BE PAID UPON THE DEATH OF THE SOLE OWNER OR IF SPOUSAL JOINT OWNERS, THE LAST SURVIVING OWNER.



   On the date we receive proof of death in good order, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Benefit, if the conditions that we describe below are met.


   For an additional fee, you may also choose, if it is available under your contract, the Earnings Appreciator supplemental death benefit, which provides a benefit payment upon the death of the sole owner or first to die of the owner or joint owner during the accumulation period.


SECTION 5
WHAT IS THE GUARANTEED WITHDRAWAL BENEFIT AVAILABLE UNDER THE CONTRACT?



The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amounts of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there


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 12

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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY


is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when Lifetime Five is elected. The charge for Lifetime Five is a daily fee equal on an annual basis to 0.60% of the contract value allocated to the variable investment options.



SECTION 6
HOW CAN I PURCHASE A STRATEGIC PARTNERS FLEXELITE CONTRACT?



You can purchase this contract, under most circumstances, with a minimum initial purchase payment of $10,000. Where allowed by law, you must get our approval for any initial and additional purchase payment of $1,000,000 or more. Generally, you can make additional purchase payments of $500 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms.


   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. In addition, certain age limits apply to certain features and benefits described herein.


SECTION 7
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS FLEXELITE CONTRACT?


The contract has insurance features and investment features, both of which have related costs and charges.

- Each year (or upon full surrender) we deduct a contract maintenance charge if your contract value is less than $100,000. This charge is currently equal to the lesser of $50 or 2% of your contract value. We do not impose the contract maintenance charge if your contract value is $50,000 or more. We may impose lesser charges in certain states.

- For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit option that you choose. The daily cost is equivalent to an annual charge as follows:

    - 1.65% if you choose the base death benefit,


    - 1.9% if you choose either the roll-up or the step-up Guaranteed Minimum Death Benefit option,



    - 2% if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option, or



    - 2.15% if you choose the Highest Daily Value Death Benefit.



      The 1.65%, 1.9%, and 2% charges referenced immediately above apply to any Strategic Partners FlexElite contract sold on or after May 1, 2003, or upon subsequent state approval. Otherwise, those charges are 1.6%, 1.8%, and 1.9%, respectively. The Highest Daily Value Death Benefit is available only with respect to the version of the contract sold on or after May 1, 2003 or upon subsequent state approval.


- We will deduct an additional charge if you choose the Guaranteed Minimum Income Benefit. We deduct this annual charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts), of the average GMIB protected value.

- We will deduct an additional charge if you choose the Income Appreciator Benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.25% of your contract value.

- We will deduct an additional charge if you choose the Earnings Appreciator supplemental death benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.30% of your contract value.


- We will deduct an additional charge if you choose the Lifetime Five Income Benefit. The charge for this benefit is imposed daily, based on an annual rate of 0.60% of your contract value.


- There are a few states/jurisdictions that assess a premium tax on us when you begin receiving

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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

SUMMARY FOR SECTIONS 1-10 CONTINUED

--------------------------------------------------------------------------------

   regular income payments from your annuity. In those states, we deduct a charge designed to approximate this tax, which can range from 0-3.5% of your contract value.


-  There are also expenses associated with the mutual funds. For 2004, the fees
   of these funds ranged on an annual basis from      % to      % of fund
   assets, which are reduced by expense reimbursements or waivers to      % to
        %. These reimbursements or waivers may be terminated at any time.


- If you withdraw money within three years of the contract date or a credit election, you may have to pay a withdrawal charge up to 7% on all or part of the withdrawal.


   For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and "What Are The Expenses Associated With The Strategic Partners FlexElite Contract" in Section 7.



SECTION 8
HOW CAN I ACCESS MY MONEY?


You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. If you withdraw money within three years of the contract date or a credit election, we may impose a withdrawal charge.

   Under the market value adjustment option, you will be subject to a market value adjustment if you make a withdrawal prior to the end of a guarantee period.


   We offer an optional benefit, called the Lifetime Five Income Benefit, under which we guarantee that certain amounts will be available to you for withdrawal, regardless of market-related declines in your contract value. You need not participate in this benefit in order to withdraw some or all of your money.



SECTION 9
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS FLEXELITE CONTRACT?


Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawals as a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.


SECTION 10
OTHER INFORMATION


This contract is issued by Pruco Life Insurance Company (Pruco Life), a subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

RISK FACTORS


There are various risks associated with an investment in the market value adjustment option that we summarize below.


   ISSUER RISK. The market value adjustment option, fixed interest rate options, and the contract's other insurance features are available under a contract issued by Pruco Life, and thus backed by the financial strength of that company. If Pruco Life were to experience significant financial adversity, it is possible that Pruco Life's ability to pay interest and principal under the market value adjustment option and fixed interest rate options and to fulfill its insurance guarantees could be impaired.


   RISKS RELATED TO CHANGING INTEREST RATES. You do not participate directly in the investment experience of the bonds and other instruments that Pruco Life holds to support the market value adjustment option. Nonetheless, the market value adjustment formula reflects the effect that prevailing interest rates have on those bonds and other instruments. If you need to withdraw your money prior to the end of a guarantee period and during a period in which prevailing interest rates have risen above their level when you made your purchase,


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 14

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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

you will experience a "negative" market value adjustment. When we impose this market value adjustment, it could result in the loss of both the interest you have earned and a portion of your purchase payments. Thus, before you commit to a particular guarantee period, you should consider carefully whether you have the ability to remain invested throughout the guarantee period. In addition, we cannot, of course, assure you that the market value adjustment option will perform better than another investment that you might have made.

   RISKS RELATED TO THE WITHDRAWAL CHARGE. We may impose withdrawal charges on amounts withdrawn from the market value adjustment option. If you anticipate needing to withdraw your money prior to the end of a guarantee period, you should be prepared to pay the withdrawal charge that we will impose.

--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------

THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS FLEXELITE. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


For more detailed information, including additional information about current and maximum charges, see "What Are The Expenses Associated With The Strategic Partners FlexElite Contract?" in Section 7. The individual fund prospectuses contain detailed expense information about the underlying mutual funds.


                      CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE(1)
---------------------------------------------------------------------------
FULL CONTRACT YEARS
---------------------------------------------------------------------------
         0                                                             7%
         1                                                             7%
         2                                                             7%
         3                                                             0%

CREDIT ELECTION WITHDRAWAL CHARGE(2)
---------------------------------------------------------------------------
FULL CONTRACT YEARS
---------------------------------------------------------------------------
         3                                                             7%
         4                                                             7%
         5                                                             7%
         6                                                             7%
         7                                                             7%
         8                                                             7%
         9                                                             0%

MAXIMUM TRANSFER FEE
--------------------------------------------------------------------
         Each transfer after 12(3)                           $ 30.00
CHARGE FOR PREMIUM TAX IMPOSED ON US BY CERTAIN STATES/JURISDICTIONS
--------------------------------------------------------------------
                                        Up to 3.5% of contract value


1: Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" in Section 7. In certain states reduced withdrawal charges may apply. Your contract contains the applicable charges.


2: We impose these withdrawal charges only if you elect to have the credit added to your contract value prior to your 3rd and 6th contract anniversaries. These charges may be lower in certain states.

3: Currently, we charge $10 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but we have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing or transfers from the market value adjustment option at the end of a guarantee period, and do not count them toward the limit of 12 free transfers per year.

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 16

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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

                            ANNUAL ACCOUNT EXPENSES


MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE AND CONTRACT
CHARGE UPON FULL WITHDRAWAL(4)
--------------------------------------------------------------------
                                                             $ 60.00
ANNUAL INSURANCE AND ADMINISTRATIVE EXPENSES(5)
  ------------------------------------------------------------------
         AS A PERCENTAGE OF ACCOUNT VALUE IN VARIABLE
        INVESTMENT OPTIONS:
         Base Death Benefit                                     1.65%
         Guaranteed Minimum Death Benefit-
            Roll-Up or Step-Up                                  1.90%
            Greater of Roll-Up and Step-Up                      2.00%
            Possible Additional Charge if 76 or older           0.10%
         Highest Daily Value Death Benefit                      2.15%



ANNUAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE AND CHARGE
------------------------------------------------------------------
  UPON CERTAIN WITHDRAWALS(6) (for contracts sold on or after
   January 20, 2004,  or upon subsequent state approval)
------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE GMIB PROTECTED VALUE      0.50%

ANNUAL INCOME APPRECIATOR BENEFIT CHARGE AND CHARGE
  UPON CERTAIN WITHDRAWALS/ANNUITIZATIONS(7)
------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                    0.25%




ANNUAL EARNINGS APPRECIATOR CHARGE AND CHARGE
  UPON CERTAIN TRANSACTIONS(8)
--------------------------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                                       0.30%
            Possible Additional Charge if 66 or older                            0.10%

ANNUAL LIFETIME FIVE INCOME BENEFIT CHARGE(9)
--------------------------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE ALLOCATED TO                          0.60%
         VARIABLE INVESTMENT OPTIONS


4: Currently, we waive this fee if your contract value is greater than or equal to $100,000. If your contract value is less than $100,000, we currently charge the lesser of $50 or 2% of your contract value. This is a single fee that we assess (a) annually or (b) upon a full withdrawal made on a date other than a contract anniversary. As shown in the table, we can increase this fee in the future up to a maximum of $60, but we have no current intention to do so.


5: The 1.65%, 1.90%, and 2.00% charges listed here apply to any Strategic Partners FlexElite contract sold on or after May 1, 2003 or upon subsequent state approval. For all other contracts, these charges are 1.60%, 1.80%, and 1.90%, respectively, and we reserve the right to impose an additional insurance charge of 0.10% annually of average account value for contracts issued to those aged 76 or older, under which the Guaranteed Minimum Death Benefit has been selected. The Highest Daily Value Death Benefit is available only with respect to the version of the contract sold on or after May 1, 2003, or upon subsequent state approval.


6: We impose this charge only if you choose the Guaranteed Minimum Income Benefit. This charge is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts) of the average GMIB protected value, which is calculated daily and generally is equal to the GMIB roll-up value. Subject to certain age restrictions, the roll-up value is the total of all invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Withdrawals reduce both the roll-up value and the 200% cap. The reduction is equal to the amount of the withdrawal for the first 5% of the roll-up value, calculated as of the latest contract anniversary (or contract date). The amount of the withdrawal in excess of 5% of the roll-up value further reduces the roll-up value and 200% cap proportionally to the additional reduction in contract value after the first 5% withdrawal occurs. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time.

7: We impose this charge only if you choose the Income Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.25% of your contract value. The Income Appreciator Benefit charge is calculated: on each contract anniversary, on the annuity date, if a death benefit is payable, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full or partial withdrawal, and upon a subsequent purchase payment. The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the
--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
SUMMARY OF CONTRACT EXPENSES CONTINUED
--------------------------------------------------------------------------------

contract year since the date that the charge was last deducted. Although it may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, if a death benefit is payable, upon the death of the sole owner or first to die of the owner or joint owners prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable charge. With respect to full and partial withdrawals, we prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

8: We impose this charge only if you choose the Earnings Appreciator Benefit. We deduct this charge annually. We also deduct this charge if you make a full withdrawal or enter the income phase of your contract, or if a death benefit is payable, but prorate the fee to reflect a partial rather than full year. If you make a partial withdrawal, we will deduct the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not deduct the fee at that time. The fee is also calculated when you make any purchase payment or withdrawal but we do not deduct it until the next deduction date. For contracts sold prior to May 1, 2003, or upon subsequent state approval, we reserve the right to impose an additional charge of 0.10% annually of account value for contracts issued to those aged 66 or older, under which the Earnings Appreciator Benefit has been selected.


9: We impose this charge if you choose the Lifetime Five Income Benefit. This charge is equal to 0.60% of the average daily net assets of the subaccounts, which is calculated daily.


                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES


The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2004. Fund expenses are not fixed or guaranteed by the Strategic Partners FlexElite contract, and may vary from year to year.



                                                              Minimum      Maximum
                                                              -------      -------

Total Annual Underlying Mutual Fund Operating Expenses*            %            %



* Actual expenses for the mutual funds are lower due to certain expense reimbursements or waivers. Expense reimbursements or waivers are voluntary and may be terminated at any time. The minimum and maximum expenses, with expense
reimbursements, are     % and     %, respectively.


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 18

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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY


UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
THE PRUDENTIAL SERIES FUND, INC.:
-------------------------------------------------------------------------------------------------------------------------------
         Jennison Portfolio                                         %                %               %                 %
         Prudential Equity Portfolio                                %                %               %                 %
         Prudential Global Portfolio                                %                %               %                 %
         Prudential Money Market Portfolio                          %                %               %                 %
         Prudential Stock Index Portfolio                           %                %               %                 %
         Prudential Value Portfolio                                 %                %               %                 %
         SP Aggressive Growth Asset Allocation
           Portfolio(2,3)                                           %                %               %                 %
         SP AIM Aggressive Growth Portfolio(2)                      %                %               %                 %
         SP AIM Core Equity Portfolio(2)                            %                %               %                 %
         SP Alliance Large Cap Growth Portfolio                     %                %               %                 %
         SP Balanced Asset Allocation Portfolio(2,3)                %                %               %                 %
         SP Conservative Asset Allocation Portfolio(2,3)            %                %               %                 %
         SP Davis Value Portfolio                                   %                %               %                 %
         SP Goldman Sachs Small Cap Value Portfolio                 %                %               %                 %
         SP Growth Asset Allocation Portfolio(2,3)                  %                %               %                 %
         SP Large Cap Value Portfolio(2)                            %                %               %                 %
         SP LSV International Value Portfolio(2)                    %                %               %                 %
         SP Mid Cap Growth Portfolio(2)                             %                %               %                 %
         SP PIMCO High Yield Portfolio                              %                %               %                 %
         SP PIMCO Total Return Portfolio                            %                %               %                 %
         SP Prudential U.S. Emerging Growth Portfolio               %                %               %                 %
         SP Small Cap Growth Portfolio(2)                           %                %               %                 %
         SP Strategic Partners Focused Growth Portfolio(2)          %                %               %                 %
         SP Technology Portfolio(2)                                 %                %               %                 %
         SP William Blair International Growth Portfolio            %                %               %                 %
AMERICAN SKANDIA TRUST:(4)
-------------------------------------------------------------------------------------------------------------------------------
         AST JPMorgan International Equity Portfolio(5)             %                %               %                 %
         AST MFS Global Equity Portfolio                            %                %               %                 %
         AST DeAM Small-Cap Growth Portfolio                        %                %               %                 %
         AST Federated Aggressive Growth Portfolio                  %                %               %                 %
         AST Small-Cap Value Portfolio(6)                           %                %               %                 %
         AST DeAM Small-Cap Value Portfolio                         %                %               %                 %
         AST Goldman Sachs Mid-Cap Growth Portfolio                 %                %               %                 %
         AST Neuberger Berman Mid-Cap Growth Portfolio              %                %               %                 %
         AST Neuberger Berman Mid-Cap Value Portfolio               %                %               %                 %
         AST Alger All-Cap Growth Portfolio                         %                %               %                 %
         AST Gabelli All-Cap Value Portfolio                        %                %               %                 %
         AST T. Rowe Price Natural Resources Portfolio              %                %               %                 %
         AST MFS Growth Portfolio                                   %                %               %                 %
         AST Marsico Capital Growth Portfolio                       %                %               %                 %
         AST Goldman Sachs Concentrated Growth Portfolio            %                %               %                 %
         AST DeAM Large-Cap Value Portfolio                         %                %               %                 %
         AST Alliance/Bernstein Growth + Value Portfolio            %                %               %                 %
         AST Sanford Bernstein Core Value Portfolio                 %                %               %                 %
         AST Cohen & Steers Realty Portfolio                        %                %               %                 %
         AST Sanford Bernstein Managed Index 500 Portfolio          %                %               %                 %
         AST American Century Income & Growth Portfolio             %                %               %                 %
         AST Alliance Growth and Income Portfolio                   %                %               %                 %
         AST Hotchkis & Wiley Large-Cap Value Portfolio(7)          %                %               %                 %
         AST DeAM Global Allocation Portfolio(8)                    %                %               %                 %
         AST American Century Strategic Balanced Portfolio          %                %               %                 %
         AST T. Rowe Price Asset Allocation Portfolio               %                %               %                 %
         AST T. Rowe Price Global Bond Portfolio                    %                %               %                 %


--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
SUMMARY OF CONTRACT EXPENSES CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY


UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
         AST Goldman Sachs High Yield Portfolio(9)                  %                %               %                 %
         AST Lord Abbett Bond-Debenture Portfolio                   %                %               %                 %
         AST PIMCO Limited Maturity Bond Portfolio                  %                %               %                 %
GARTMORE VARIABLE INSURANCE TRUST:
-------------------------------------------------------------------------------------------------------------------------------
         GVIT Developing Markets Fund                               %                %               %                 %
JANUS ASPEN SERIES:(10)
-------------------------------------------------------------------------------------------------------------------------------
         Growth Portfolio -- Service Shares                         %                %               %                 %



1. As noted above, shares of the Portfolios generally are purchased through variable insurance products. Some of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the contract under which they compensate us for providing ongoing services in lieu of the Trust providing such services. Amounts paid under these arrangements are included under "Other Expenses."



2. The portfolios' total actual annual operating expenses for the year ended December 31, 2004 were less than the amount shown in the table due to fee waivers, reimbursement of expenses and expense offset arrangements. These expense reimbursements are voluntary and may be terminated by Prudential Investments LLC at any time. After accounting for the expense reimbursements, the portfolios' actual annual operating expenses were:



                                            TOTAL ACTUAL ANNUAL
                                        PORTFOLIO OPERATING EXPENSES
              PORTFOLIO NAME            AFTER EXPENSE REIMBURSEMENT
    SP Aggressive Growth Asset
      Allocation Portfolio                              %
    SP AIM Aggressive Growth Portfolio                  %
    SP AIM Core Equity Portfolio                        %
    SP Balanced Asset Allocation
      Portfolio                                         %
    SP Conservative Asset Allocation
      Portfolio                                         %
    SP Growth Asset Allocation
      Portfolio                                         %



                                            TOTAL ACTUAL ANNUAL
                                        PORTFOLIO OPERATING EXPENSES
              PORTFOLIO NAME            AFTER EXPENSE REIMBURSEMENT
    SP Large Cap Value Portfolio                        %
    SP LSV International Value
      Portfolio                                         %
    SP Mid Cap Growth Portfolio                         %
    SP Small Cap Growth Portfolio                       %
    SP Strategic Partners Focused
      Growth Portfolio                                  %
    SP Technology Portfolio                             %


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 20

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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

                                                                          PART I
STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY


3. Each asset allocation portfolio invests in a combination of underlying portfolios of The Prudential Series Fund, Inc. The Total Expenses for each asset allocation portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments LLC. The 0.05% advisory fee is included in the amount of each investment advisory fee set forth in the table above.



4. The Portfolios' total actual annual operating expenses for the year ended December 31, 2004 were less than the amount shown in the table due to fee waivers, reimbursement of expenses and expense offset arrangements. These waivers, reimbursements, and offset arrangements are voluntary and may be terminated by American Skandia Investment Services, Inc. and Prudential Investments LLC at any time. After accounting for the waivers, reimbursements and offset arrangements, the Portfolios' actual annual operating expenses were:



                                            TOTAL ACTUAL ANNUAL
                                        PORTFOLIO OPERATING EXPENSES
              PORTFOLIO NAME            AFTER EXPENSE REIMBURSEMENT
    AST DeAM Small-Cap Growth Portfolio                 %
    AST DeAM Small-Cap Value Portfolio                  %
    AST Goldman Sachs Mid-Cap Growth
      Portfolio                                         %
    AST Marsico Capital Growth
      Portfolio                                         %



                                            TOTAL ACTUAL ANNUAL
                                        PORTFOLIO OPERATING EXPENSES
              PORTFOLIO NAME            AFTER EXPENSE REIMBURSEMENT
    AST Goldman Sachs Concentrated
      Growth Portfolio                                  %
    AST DeAM Large-Cap Value Portfolio                  %
    AST Alliance Growth and Income
      Portfolio                                         %
    AST DeAM Global Allocation
      Portfolio                                         %


Effective May 1, 2004, the Investment Managers have voluntarily agreed to waive a portion of their fee equal to .05% of the average daily net assets of the AST Hotchkis & Wiley Large-Cap Value Portfolio. If such waiver had been in place at year-end, the Portfolio's actual annual operating expenses would have been 0.93%.


5. Effective February 23, 2004, J.P. Morgan Investment Management, Inc. became Subadviser of the Portfolio. Prior to February 23, 2004, Strong Capital Management, Inc. served as Subadviser of the Portfolio, then named "AST Strong International Equity."



6. Effective November 22, 2004, JP Morgan Investment Management, Inc., Lee Munder Investments, Ltd., and Integrity Asset Management, became subadvisers of the Portfolio. Prior to November 22, 2004, GAMCO Investors, Inc. served as subadviser of the Portfolio, then named "AST Gabelli Small-Cap Value".



7. Effective May 1, 2004, Hotchkis and Wiley Capital Management LLC became Subadviser of the Portfolio. Prior to May 1, 2004, INVESCO Funds Group, Inc. served as Subadviser of the Portfolio, then named "AST INVESCO Capital Income."



8. The DeAM Global Asset Allocation Portfolio invests primarily in shares of other AST Portfolios (the "Underlying Portfolios"). (a) The only management fee directly paid by the Portfolio is a 0.10% fee paid to American Skandia Investment Services, Inc. and Prudential Investments LLC. The management fee shown in the chart for the Portfolio is (i) that 0.10% management fee paid by the Portfolio plus (ii) an estimate of the management fees paid by the Underlying Portfolios, which are borne indirectly by investors in the Portfolio. The estimate was calculated based on the percentage of the Portfolio invested in each Underlying Portfolio as of December 31, 2004 using the management fee rates shown in the chart above. (b) The expense information shown in the chart for the Portfolio reflects (i) the expenses of the Portfolio itself plus (ii) an estimate of the expenses paid by the Underlying Portfolios, which are borne indirectly by investors in the Portfolio. The estimate was calculated based on the percentage of the Portfolio invested in each Underlying Portfolio as of December 31, 2004 using the expense rates for the Underlying Portfolios shown in the above chart.



9. Effective May 1, 2004, Goldman Sachs Asset Management, L.P. became Subadviser of the Portfolio. Prior to May 1, 2004, Federated Investment Counseling served as Subadviser of the Portfolio, then named "AST Federated High Yield."



10. Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.




--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
EXPENSE EXAMPLES
---------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE
COST OF INVESTING IN THE CONTRACT WITH THE COST OF
INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS.
THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION
EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL
EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND
EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE
CONTRACT FOR THE TIME PERIODS INDICATED. THE
EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5%
RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND
EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT
REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS.
ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER,
BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS
INDICATED IN THE TABLES THAT FOLLOW.


EXPENSE EXAMPLES FOR SUBSEQUENT VERSION OF STRATEGIC PARTNERS FLEXELITE SOLD ON OR AFTER MAY 1, 2003



EXAMPLE 1A: Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, Credit Elections, and You Withdraw All Your Assets


This example assumes that:


-  You invest $10,000 in the Contract;



-  You choose the Highest Daily Value Death Benefit;


-  You choose the Earnings Appreciator Benefit;


- You choose the Guaranteed Minimum Income Benefit (for contracts sold beginning January 20, 2004);


-  You choose the Income Appreciator Benefit;

- You make credit elections prior to your 3(rd) and 6(th) contract anniversaries;


- You allocate all of your assets to the variable investment option having the maximum total operating expenses;



-  The investment has a 5% return each year;


-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.
--------------------------------------------------------------------------------
 22

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

                                                                          PART I
STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY


EXAMPLE 1b: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, Credit Elections, and You Do Not Withdraw Your Assets



This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.


EXAMPLE 2a: Base Death Benefit and You Withdraw All Your Assets

This example assumes that:


-  You invest $10,000 in the Contract;



-  You choose the Base Death Benefit;


- You allocate all of your assets to the variable investment option having the maximum total operating expenses;


-  The investment has a 5% return each year;


-  The mutual fund's total operating expenses remain the same each year;

-  You do not make a credit election; and

-  You withdraw all your assets at the end of the indicated period.

EXAMPLE 2b: Base Death Benefit and You Do Not Withdraw All Your Assets
This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.


EXPENSE EXAMPLES FOR ORIGINAL VERSION OF STRATEGIC PARTNERS FLEXELITE



EXAMPLE 3a: Greater of roll-up and step-up GMDB; Earnings Appreciator Benefit; Credit Elections and You Withdraw All Your Assets



This example assumes that:



-  You invest $10,000 in the Contract;



-  You choose the Greater of roll-up and step-up GMDB;



-  You choose the Earnings Appreciator Benefit;



- You make credit elections prior to your 3(rd) and 6(th) contract anniversaries;



- You allocate all of your assets to the variable investment option having the maximum total operating expenses;



-  The investment has a 5% return each year;



-  The mutual fund's total operating expenses remain the same each year; and



-  You withdraw all your assets at the end of the indicated period.



EXAMPLE 3b: Greater of roll-up and step-up GMDB; Earnings Appreciator Benefit; Credit Elections; and You Do Not Withdraw Your Assets



This example makes exactly the same assumptions as Example 3a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.


--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

EXPENSE EXAMPLES CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY


EXAMPLE 4a: Base Death Benefit and You Withdraw All Your Assets



This example assumes that:



-  You invest $10,000 in the Contract;



-  You choose the Base Death Benefit;



- You allocate all of your assets to the variable investment option having the maximum total operating expenses;



-  The investment has a 5% return each year;



-  The mutual fund's total operating expenses remain the same each year;



-  You do not make a credit election; and



-  You withdraw all your assets at the end of the indicated period.



EXAMPLE 4b: Base Death Benefit and You Do Not Withdraw Your Assets



This example makes exactly the same assumptions as Example 4a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.


NOTES FOR EXPENSE EXAMPLES:

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


Note that withdrawal charges (which are reflected in Examples 1a, 2a, 3a, and 4a) are assessed in connection with some annuity options, but not others.



The values shown in the 10 year column are the same for the examples with withdrawal charges and the examples without withdrawal charges. This is because, if 3 or more years have elapsed since your last credit election before your 6th contract anniversary, no withdrawal charges apply.



The examples use an average contract maintenance charge, which we calculated based on our estimate of the total contract fees we expect to collect in 2005. Based on these estimates, the contract maintenance charge is included as an
annual charge of     % of contract value. Your actual fees will vary based on
the amount of your contract and your specific allocation among the investment options.



Premium taxes are not reflected in the examples. We deduct a charge to approximate premium taxes that may be imposed on us in your state. This charge is generally deducted from the amount applied to an annuity payout option.


--------------------------------------------------------------------------------
 24

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY


HIGHEST DAILY VALUE DEATH BENEFIT; GUARANTEED MINIMUM INCOME BENEFIT;
EARNINGS APPRECIATOR BENEFIT; INCOME APPRECIATOR BENEFIT; CREDIT ELECTIONS
--------------------------------------------------------------------------------
     EXAMPLE 1A:                             EXAMPLE 1B:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
--------------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
--------------------------------------------------------------------------------
     $         $         $         $         $       $         $         $



BASE DEATH BENEFIT
---------------------------------------------------------------------------
    EXAMPLE 2A:                         EXAMPLE 2B:
    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
---------------------------------------------------------------------------
     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
---------------------------------------------------------------------------
    $        $        $        $        $       $         $         $



GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT; EARNINGS
APPRECIATOR BENEFIT; CREDIT ELECTIONS
--------------------------------------------------------------------------------
     EXAMPLE 3A:                             EXAMPLE 3B:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
--------------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
--------------------------------------------------------------------------------
     $         $         $         $         $       $         $         $



BASE DEATH BENEFIT
---------------------------------------------------------------------------
    EXAMPLE 4A:                         EXAMPLE 4B:
    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
---------------------------------------------------------------------------
     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
---------------------------------------------------------------------------
    $        $        $        $        $       $         $         $



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 26

PART II SECTIONS 1-10

--------------------------------------------------------------------------------
STRATEGIC PARTNERS FLEXELITE PROSPECTUS

        1:
WHAT IS THE STRATEGIC PARTNERS FLEXELITE

        VARIABLE ANNUITY?
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

THE STRATEGIC PARTNERS FLEXELITE VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE, WE OR US).

Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time after the second contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

   This annuity contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract. (If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement.)

   Strategic Partners FlexElite is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options, guaranteed fixed interest rate options, and a market value adjustment option. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund(s) associated with that variable investment option.

   Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the income phase begins. On or after the annuity date, the annuitant may not be changed.

   The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"

If you change your mind about owning Strategic Partners FlexElite, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable state law:

-  Your full purchase payment less any applicable federal and state income tax;
   or

- The amount your contract is worth as of the day we receive your request, less any applicable federal and state income tax withholding. This amount may be more or less than your original payment. We impose neither a withdrawal charge nor any market value adjustment if you cancel your contract under this provision.

   To the extent dictated by state law, we will include in your refund the amount of any fees and charges that we deducted.
--------------------------------------------------------------------------------
 28

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY OF THE VARIABLE INVESTMENT OPTIONS, FIXED INTEREST RATE OPTIONS, AND A MARKET VALUE ADJUSTMENT OPTION.

The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

VARIABLE INVESTMENT OPTIONS

The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/subadviser for each portfolio appears next to the description.


   The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect, wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a "manager-of-managers" approach. The SP Aggressive Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio invest in other Prudential Series Fund Portfolios, and are managed by PI.


   Under the manager-of-managers approach, PI has the ability to assign subadvisers to manage specific portions of a portfolio, and the portion managed by a subadviser may vary from 0% to 100% of the portfolio's assets. The subadvisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.


   The portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a manager-of-managers approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.


   A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.


   Pruco Life has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life may provide administrative and support services to such portfolios pursuant to the
terms of these agreements and under which it receives a fee of up to [     ]%
(as of May 1, 2005) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.


   As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.
--------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JENNISON PORTFOLIO: seeks long-term growth of capital. The     Jennison Associates
                                   Portfolio invests primarily in equity securities of major,     LLC
                                   established corporations that the subadviser believes offer above-average growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental
                                   analysis. Normally 65% of the Portfolio's total assets are invested in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP CORE                    PRUDENTIAL EQUITY PORTFOLIO: seeks long-term growth of         GE Asset Management,
                                   capital. The Portfolio invests at least 80% of its             Incorporated;
                                   investable assets in common stocks of major established        Jennison Associates
                                   corporations as well as smaller companies that the             LLC; Salomon Brothers
                                   subadvisers believe offer attractive prospects of              Asset Management Inc.
                                   appreciation. The Portfolio may invest up to 30% of its
                                   total assets in foreign securities. The Portfolio may also invest 20% of its investable assets in short, intermediate or long-term debt obligations, convertible and
                                   nonconvertible preferred stock and other equity-related
                                   securities. Up to 5% of these investable assets may be rated below investment grade. Debt securities rated below
                                   investment grade are considered speculative and are
                                   sometimes referred to as "junk bonds."
-----------------------------------------------------------------------------------------------------------------------
 GLOBAL EQUITY                     PRUDENTIAL GLOBAL PORTFOLIO: seeks long-term growth of         Jennison Associates
                                   capital. The Portfolio invests primarily in common stocks      LLC
                                   (and their equivalents) of foreign and U.S. companies. When selecting stocks, the subadviser uses a growth approach
                                   which means that it looks for companies that have
                                   above-average growth prospects. Generally, the Portfolio
                                   invests in at least three countries, including the U.S., but may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S.
-----------------------------------------------------------------------------------------------------------------------
 MONEY MARKET                      PRUDENTIAL MONEY MARKET PORTFOLIO: seeks maximum current       Prudential Investment
                                   income consistent with the stability of capital and the        Management, Inc.
                                   maintenance of liquidity. The Portfolio invests in
                                   high-quality short-term money market instruments issued by the U.S. Government or its agencies, as well as by
                                   corporations and banks, both domestic and foreign. The
                                   Portfolio will invest only in instruments that mature in
                                   thirteen months or less, and which are denominated in U.S.
                                   dollars.
-----------------------------------------------------------------------------------------------------------------------
 MANAGED INDEX                     PRUDENTIAL STOCK INDEX PORTFOLIO: seeks investment results     Quantitative
                                   that generally correspond to the performance of                Management Associates
                                   publicly-traded common stocks. With the price and yield        LLC
                                   performance of the Standard & Poor's 500 Composite Stock
                                   Price Index (S&P 500) as the benchmark, the Portfolio
                                   normally invests at least 80% of investable assets in S&P
                                   500 stocks. The S&P 500 represents more than 70% of the
                                   total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the
                                   traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases
                                   stocks in proportion to their weighting in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 30

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   PRUDENTIAL VALUE PORTFOLIO: seeks capital appreciation. The    Jennison Associates
                                   Portfolio invests primarily in common stocks that the          LLC
                                   subadviser believes are undervalued -- those stocks that are trading below their underlying asset value, cash generating ability and overall earnings and earnings growth. There is a risk that "value" stocks can perform differently from the
                                   market as a whole and other types of stocks and can continue to be undervalued by the markets for long periods of time.
                                   Normally at least 65% of the Portfolio's total assets is
                                   invested in the common stock and convertible securities of companies that the subadviser believes will provide
                                   investment returns above those of the S&P 500 or the New
                                   York Stock Exchange (NYSE) Composite Index. Most of the
                                   investments will be securities of large capitalization
                                   companies. The Portfolio may invest up to 25% of its total assets in real estate investment trusts (REITs) and up to
                                   30% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION                  SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO: seeks         Prudential
                                   capital appreciation. The Portfolio seeks to achieve this      Investments LLC
                                   investment objective by investing in several other Series
                                   Fund Portfolios ("Underlying Portfolios"), which currently consist of domestic equity Portfolios and international
                                   equity Portfolios. The domestic equity component is
                                   approximately 78% of the Portfolio and the international
                                   equity component is approximately 22% of the Portfolio.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP CORE                    SP AIM CORE EQUITY PORTFOLIO: seeks growth of capital. The     A I M Capital
                                   Portfolio normally invests at least 80% of investable assets   Management, Inc.
                                   in equity securities, including convertible securities of
                                   established companies that have long-term above-average
                                   growth in earnings and growth companies that the subadviser believes have the potential for above-average growth in
                                   earnings. The Portfolio may invest up to 20% of its total
                                   assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP ALLIANCE LARGE CAP GROWTH PORTFOLIO: seeks growth of        Alliance Capital
                                   capital by pursuing aggressive investment policies. The        Management, L.P.
                                   Portfolio normally invests at least 80% of its investable
                                   assets in stocks of companies considered to have large
                                   capitalizations (i.e., similar to companies included in the
                                   S&P 500 Index). Unlike most equity funds, the Portfolio
                                   focuses on a relatively small number of intensively
                                   researched companies. The Portfolio usually invests in about
                                   40-60 companies, with the 25 most highly regarded of these companies generally constituting approximately 70% of the
                                   Portfolio's investable assets. Up to 15% of the Portfolio's total assets may be invested in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION                  SP BALANCED ASSET ALLOCATION PORTFOLIO: seeks to obtain the    Prudential
                                   highest potential total return consistent with the specified   Investments LLC
                                   level of risk tolerance. The Portfolio seeks to provide a
                                   balance between current income and growth of capital by
                                   investing in several other Series Fund Portfolios
                                   ("Underlying Portfolios"), which currently consist of fixed income Portfolios, domestic equity Portfolios, and
                                   international equity Portfolios. The fixed income component is approximately 37% of the Portfolio, the domestic equity component is approximately 49% of the Portfolio, and the
                                   international equity component is approximately 14% of the
                                   Portfolio.
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION                  SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks to obtain    Prudential
                                   the highest potential total return consistent with the         Investments LLC
                                   specified level of risk tolerance. The Portfolio seeks to
                                   provide current income with low to moderate capital
                                   appreciation by investing in several other Series Fund
                                   Portfolios ("Underlying Portfolios"), which currently
                                   consist of fixed income Portfolios, domestic equity
                                   Portfolios, and international equity Portfolios. The fixed income component is approximately 57% of the Portfolio, the domestic equity component is approximately 33% of the
                                   Portfolio, and the international equity component is
                                   approximately 10% of the Portfolio.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP DAVIS VALUE PORTFOLIO: seeks growth of capital. The         Davis Advisors
                                   Portfolio invests primarily in common stocks of U.S.
                                   companies with market capitalizations of at least $5
                                   billion. It may also invest in stocks of foreign companies and U.S. companies with smaller capitalizations. The
                                   subadviser selects common stocks of quality, overlooked
                                   growth companies at value prices and holds them for the
                                   long-term. It looks for companies with sustainable growth
                                   rates selling at modest price-earnings multiples that it
                                   hopes will expand as other investors recognize the company's true worth. There is a risk that "value" stocks can perform differently from the market as a whole and other types of
                                   stocks and can continue to be undervalued by the markets for long periods of time.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO: seeks long-term    Goldman Sachs Asset
                                   capital growth. The Portfolio normally invests at least 80%    Management, L.P.
                                   of investable assets in small capitalization companies that are generally believed to be undervalued in the marketplace.
                                   The 80% requirement applies at the time the Portfolio
                                   invests its assets. The Portfolio generally defines small
                                   capitalization stocks as stocks of companies with a
                                   capitalization of $4 billion or less.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION                  SP GROWTH ASSET ALLOCATION PORTFOLIO: seeks to obtain the      Prudential
                                   highest potential total return consistent with the specified   Investments LLC
                                   level of risk tolerance. The Portfolio seeks to provide
                                   long-term growth of capital with consideration also given to current income by investing in several other Series Fund
                                   Portfolios ("Underlying Portfolios"), which currently
                                   consist of domestic equity Portfolios, fixed income
                                   Portfolios, and international equity Portfolios. The
                                   domestic equity component is approximately 64% of the
                                   Portfolio, the fixed income component is approximately 18%
                                   of the Portfolio, and the international equity component is approximately 18% of the Portfolio.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP LARGE CAP VALUE PORTFOLIO: seeks long-term growth of        Hotchkis and Wiley
                                   capital. The Portfolio normally invests at least 80% of        Capital Management
                                   investable assets in common stocks and securities              LLC; J.P. Morgan
                                   convertible into common stock of companies that are believed   Investment Management
                                   to be undervalued and have an above-average potential to       Inc.
                                   increase in price, given the company's sales, earnings, book value, cash flow and recent performance. The Portfolio seeks to achieve its objective through investments primarily in
                                   equity securities of large capitalization companies. The
                                   Portfolio generally defines large capitalization companies as those with a total market capitalization of $5 billion or more (measured at the time of purchase).
-----------------------------------------------------------------------------------------------------------------------


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 32

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP LSV INTERNATIONAL VALUE PORTFOLIO (FORMERLY SP DEUTSCHE     LSV Asset Management
                                   INTERNATIONAL EQUITY PORTFOLIO): seeks long-term capital
                                   appreciation. The Portfolio invests primarily in the stocks of companies located in developed foreign countries that
                                   make up the MSCI EAFE Index, plus Canada. The Portfolio also may invest in emerging markets securities. The Portfolio
                                   normally invests at least 80% of its investable assets in
                                   the stocks and other securities with equity characteristics of companies in developed countries outside the U.S.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP MID CAP GROWTH PORTFOLIO: seeks long-term growth of         Calamos Asset
                                   capital. The Portfolio normally invests at least 80% of        Management, Inc.
                                   investable assets in common stocks and related securities, such as preferred stocks, convertible securities and
                                   depositary receipts for those securities. These securities typically are of medium market capitalizations, which the
                                   subadviser believes have above-average growth potential.
                                   Medium market capitalization companies are defined by the
                                   Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the
                                   Russell Midcap(TM) Growth Index range at the time of the
                                   Portfolio's investment. The Portfolio's investments may
                                   include securities listed on a securities exchange or traded in the over-the-counter markets. The subadviser uses a
                                   bottom-up and top-down analysis in managing the Portfolio.
                                   This means that securities are selected based upon
                                   fundamental analysis, as well as a top-down approach to
                                   diversification by industry and company, and by paying
                                   attention to macro-level investment themes. The Portfolio
                                   may invest in foreign securities (including emerging markets securities).
-----------------------------------------------------------------------------------------------------------------------
 HIGH YIELD BOND                   SP PIMCO HIGH YIELD PORTFOLIO: seeks maximum total return,     Pacific Investment
                                   consistent with preservation of capital and prudent            Management Company
                                   investment management. The Portfolio normally invests at       LLC (PIMCO)
                                   least 80% of investable assets in a diversified portfolio of high yield/high risk securities rated below investment grade but rated at least B by Moody's Investor Service, Inc.
                                   (Moody's) or Standard & Poor's Ratings Group (S&P), or, if
                                   unrated, determined by the subadviser to be of comparable
                                   quality. The remainder of the Portfolio's assets may be
                                   invested in investment grade fixed income instruments. The duration of the Portfolio normally varies within a two to
                                   six year time frame based on the subadviser's forecast for interest rates. The Portfolio may invest without limit in
                                   U.S. dollar-denominated securities of foreign issuers. The
                                   Portfolio may invest up to 15% of its assets in
                                   euro-denominated securities.
-----------------------------------------------------------------------------------------------------------------------
 BOND                              SP PIMCO TOTAL RETURN PORTFOLIO: seeks maximum total return,   Pacific Investment
                                   consistent with preservation of capital and prudent            Management Company
                                   investment management. The Portfolio invests primarily in      LLC (PIMCO)
                                   investment grade debt securities. The Portfolio normally
                                   invests at least 65% of its assets in a diversified
                                   portfolio of fixed income instruments of varying maturities.
                                   It may also invest up to 10% of its assets in high
                                   yield/high risk securities (also known as "junk bonds")
                                   rated B or higher by Moody's or S&P or, if unrated,
                                   determined by the subadviser to be of comparable quality.
                                   The portfolio duration of this Portfolio normally varies
                                   within a three to six year time frame based on the
                                   subadviser's forecast for interest rates.
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO: seeks            Jennison Associates
                                   long-term capital appreciation. The Portfolio normally         LLC
                                   invests at least 80% of investable assets in equity
                                   securities of small and medium sized U.S. companies that the subadviser believes have the potential for above-average
                                   growth. The Portfolio considers small and medium-sized
                                   companies to be those with market capitalizations that are less than the largest capitalization of the Standard and
                                   Poor's Mid Cap 400 Stock Index as of the end of a calendar quarter. As of December 31, 2004, this number was $11.8
                                   billion. The Portfolio can invest up to 20% of investable
                                   assets in equity securities of companies with larger or
                                   smaller market capitalizations than previously noted. The
                                   Portfolio can invest up to 35% of total assets in foreign
                                   securities. The Portfolio also may use derivatives for
                                   hedging or to improve the Portfolio's returns.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  SP SMALL CAP GROWTH PORTFOLIO (FORMERLY SP STATE STREET        Neuberger Berman
                                   RESEARCH SMALL COMPANY GROWTH PORTFOLIO): seeks long-term      Asset Management
                                   capital growth. The Portfolio normally invests at least 80%    Inc./Eagle Asset
                                   of investable assets in common stocks of small-                Management
                                   capitalization companies -- those which are included in the
                                   Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or below at the time of purchase. Investments in
                                   small, developing companies carry greater risk than
                                   investments in larger, more established companies.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO: seeks          Alliance Capital
                                   long-term growth of capital. The Portfolio normally invests    Management, L.P.;
                                   at least 65% of total assets in equity-related securities of   Jennison Associates
                                   U.S. companies that the subadvisers believe to have strong     LLC
                                   capital appreciation potential. The Portfolio's strategy is to combine the efforts of two subadvisers and to invest in the favorite stock selection ideas of three portfolio
                                   managers (two of whom invest as a team). Each subadviser to the Portfolio utilizes a growth style to select
                                   approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest
                                   confidence and may invest more than 5% of the Portfolio's
                                   assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its
                                   assets in a small number of issuers. Investing in a
                                   nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves
                                   greater risk than investing in a diversified portfolio
                                   because a loss resulting from the decline in the value of
                                   one security may represent a greater portion of the total
                                   assets of a nondiversified portfolio.
-----------------------------------------------------------------------------------------------------------------------
 SECTOR                            SP TECHNOLOGY PORTFOLIO: seeks growth of capital. The          The Dreyfus
                                   Portfolio normally invests at least 80% of investable assets   Corporation
                                   in securities of companies that use technology extensively in the development of new or improved products or processes.
                                   The Portfolio also may invest up to 25% of its total assets in foreign securities. The Portfolio's investments in stocks may include common stocks, preferred stocks and convertible securities, including those purchased in initial public
                                   offerings (IPOs). Technology stocks, especially those of
                                   smaller, less-seasoned companies, tend to be more volatile than the overall stock market.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10

                                                                         PART II

STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO: seeks         William Blair &
                                   long-term growth of capital. The Portfolio invests primarily   Company, LLC
                                   in equity-related securities of foreign issuers that the
                                   subadviser thinks will increase in value over a period of
                                   years. The Portfolio invests primarily in the common stock of large and medium-sized foreign companies. Under normal
                                   circumstances, the Portfolio invests at least 65% of its
                                   total assets in common stock of foreign companies operating or based in at least five different countries. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies and that have above average growth in earnings and cash flow, improving
                                   profitability, strong balance sheets, management strength
                                   and strong market share for its products. The Portfolio also tries to buy such stocks at attractive prices in relation to their growth prospects.
-----------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (F/K/A AST         J.P. Morgan
                                   STRONG INTERNATIONAL EQUITY): seeks long-term capital growth   Investment Management
                                   by investing in a diversified portfolio of international       Inc.
                                   equity securities. The Portfolio seeks to meet its objective by investing, under normal market conditions, at least 80%
                                   of its total assets in a diversified portfolio of equity
                                   securities of companies located or operating in developed
                                   non-U.S. countries and emerging markets of the world. The
                                   equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign
                                   over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.
-----------------------------------------------------------------------------------------------------------------------
 GLOBAL EQUITY                     AST MFS GLOBAL EQUITY PORTFOLIO: seeks capital growth. Under   Massachusetts
                                   normal circumstances the Portfolio invests at least 80% of     Financial
                                   its assets in equity securities of U.S. and foreign issuers    Services Company
                                   (including issuers in developing countries). The Portfolio generally seeks to purchase securities of companies with
                                   relatively large market capitalizations relative to the
                                   market in which they are traded.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST DEAM SMALL-CAP GROWTH PORTFOLIO: seeks maximum growth of   Deutsche Asset
                                   investors' capital from a portfolio of growth stocks of        Management, Inc.
                                   smaller companies. The Portfolio pursues its objective,
                                   under normal circumstances, by primarily investing at least
                                   80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000 Growth(R)
                                   Index. The Subadviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000 Growth(R) Index, but which attempts to
                                   outperform the Russell 2000 Growth(R) Index.
-----------------------------------------------------------------------------------------------------------------------


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WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO: seeks capital       Federated Investment
                                   growth. The Portfolio pursues its investment objective by      Counseling/Federated
                                   investing in the stocks of small companies that are traded     Global Investment
                                   on national security exchanges, NASDAQ stock exchange and      Management Corp.
                                   the over-the-counter-market. Small companies will be defined as companies with market capitalizations similar to
                                   companies in the Russell 2000 Growth Index or the Standard &
                                   Poor's Small Cap 600 Index. Up to 25% of the Portfolio's net
                                   assets may be invested in foreign securities, which are
                                   typically denominated in foreign currencies.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST SMALL-CAP VALUE PORTFOLIO: seeks to provide long-term      JP Morgan Investment
                                   capital growth by investing primarily in                       Management, Inc./Lee
                                   small-capitalization stocks that appear to be undervalued.     Munder Investments,
                                   The Portfolio will have a non-fundamental policy to invest,    Ltd./Integrity Asset
                                   under normal circumstances, at least 80% of the value of its   Management
                                   assets in small capitalization companies. The 80% investment requirement applies at the time the Portfolio invests its
                                   assets. The Portfolio generally defines small capitalization companies as those with a capitalization of $1.5 billion or less. Reflecting a value approach to investing, the
                                   Portfolio will seek the stocks of companies whose current
                                   stock prices do not appear to adequately reflect their
                                   underlying value as measured by assets, earnings, cash flow or business franchises.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST DEAM SMALL-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   investors' capital. The Portfolio pursues its objective,       Management, Inc.
                                   under normal market conditions, by primarily investing at
                                   least 80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Value
                                   Index. The Subadviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Value Index, but which attempts to
                                   outperform the Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP GROWTH                    AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO: seeks long-term    Goldman Sachs Asset
                                   capital growth. The Portfolio pursues its investment           Management
                                   objective, by investing primarily in equity securities
                                   selected for their growth potential, and normally invests at least 80% of the value of its assets in medium
                                   capitalization companies. For purposes of the Portfolio,
                                   medium-sized companies are those whose market
                                   capitalizations (measured at the time of investment) fall
                                   within the range of companies in the Standard & Poor's
                                   MidCap 400 Index. The Subadviser seeks to identify
                                   individual companies with earnings growth potential that may not be recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP GROWTH                    AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO: seeks capital   Neuberger Berman
                                   growth. Under normal market conditions, the Portfolio          Management Inc.
                                   primarily invests at least 80% of its net assets in the
                                   common stocks of mid-cap companies. For purposes of the
                                   Portfolio, companies with equity market capitalizations that fall within the range of the Russell Midcap(R) Index, at the time of investment, are considered mid-cap companies. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies.
                                   The Subadviser looks for fast-growing companies that are in new or rapidly evolving industries.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE                     AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO: seeks capital    Neuberger Berman
                                   growth. Under normal market conditions, the Portfolio          Management Inc.
                                   primarily invests at least 80% of its net assets in the
                                   common stocks of mid-cap companies. For purposes of the
                                   Portfolio, companies with equity market capitalizations that fall within the range of the Russell Midcap(R) Index at the time of investment are considered mid-cap companies. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. Under the Portfolio's value-oriented investment approach, the
                                   Subadviser looks for well-managed companies whose stock
                                   prices are undervalued and that may rise in price before
                                   other investors realize their worth.
-----------------------------------------------------------------------------------------------------------------------
 ALL-CAP GROWTH                    AST ALGER ALL-CAP GROWTH PORTFOLIO: seeks long-term capital    Fred Alger
                                   growth. The Portfolio invests primarily in equity              Management, Inc.
                                   securities, such as common or preferred stocks that are
                                   listed on U.S. exchanges or in the over-the-counter market.
                                   The Portfolio may invest in the equity securities of
                                   companies of all sizes, and may emphasize either larger or smaller companies at a given time based on the Subadviser's assessment of particular companies and market conditions.
-----------------------------------------------------------------------------------------------------------------------
 ALL-CAP VALUE                     AST GABELLI ALL-CAP VALUE PORTFOLIO: seeks capital growth.     GAMCO Investors, Inc.
                                   The Portfolio pursues its objective by investing primarily in readily marketable equity securities including common
                                   stocks, preferred stocks and securities that may be
                                   converted at a later time into common stock. The Portfolio may invest in the securities of companies of all sizes, and may emphasize either larger or smaller companies at a given time based on the Subadviser's assessment of particular
                                   companies and market conditions. The Portfolio focuses on
                                   companies that appear underpriced relative to their private market value ("PMV"). PMV is the value that the Portfolio's
                                   Subadviser believes informed investors would be willing to pay for a company.
-----------------------------------------------------------------------------------------------------------------------
 SECTOR                            AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO: seeks           T. Rowe Price
                                   long-term capital growth primarily through the common stocks   Associates, Inc.
                                   of companies that own or develop natural resources (such as energy products, precious metals and forest products) and
                                   other basic commodities. The Portfolio normally invests
                                   primarily (at least 80% of its total assets) in the common stocks of natural resource companies whose earnings and
                                   tangible assets could benefit from accelerating inflation.
                                   The Portfolio looks for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. At least 50% of Portfolio assets will be
                                   invested in U.S. securities, up to 50% of total assets also may be invested in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MFS GROWTH PORTFOLIO: seeks long-term capital growth and   Massachusetts
                                   future income. Under normal market conditions, the Portfolio   Financial
                                   invests at least 80% of its total assets in common stocks      Services Company
                                   and related securities, such as preferred stocks,
                                   convertible securities and depositary receipts, of companies that the Subadviser believes offer better than average
                                   prospects for long-term growth. The Subadviser seeks to
                                   purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 35% of its net assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MARSICO CAPITAL GROWTH PORTFOLIO: seeks capital growth.    Marsico Capital
                                   Income realization is not an investment objective and any      Management, LLC
                                   income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The
                                   Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies. In selecting investments for the Portfolio, the Subadviser uses an approach that combines "top down" economic analysis with
                                   "bottom up" stock selection. The "top down" approach
                                   identifies sectors, industries and companies that should
                                   benefit from the trends the Subadviser has observed. The
                                   Subadviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large, a "bottom up" stock selection.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO: seeks         Goldman Sachs Asset
                                   growth of capital in a manner consistent with the              Management
                                   preservation of capital. Realization of income is not a
                                   significant investment consideration and any income realized on the Portfolio's investments, therefore, will be
                                   incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in equity
                                   securities of companies that the Subadviser believes have
                                   potential to achieve capital appreciation over the
                                   long-term. The Portfolio seeks to achieve its investment
                                   objective by investing, under normal circumstances, in
                                   approximately 30 - 45 companies that are considered by the
                                   Subadviser to be positioned for long-term growth.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST DEAM LARGE-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   capital by investing primarily in the value stocks of larger   Management, Inc.
                                   companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of
                                   the value of its assets in the equity securities of
                                   large-sized companies included in the Russell 1000(R) Value
                                   Index. The Subadviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 1000(R) Value Index, but which attempts to
                                   outperform the Russell 1000(R) Value Index through active
                                   stock selection.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   AST ALLIANCE/BERNSTEIN GROWTH + VALUE PORTFOLIO: seeks         Alliance Capital
                                   capital growth by investing approximately 50% of its assets    Management, L.P.
                                   in growth stocks of large companies and approximately 50% of its assets in value stocks of large companies. The Portfolio will invest primarily in common stocks of large U.S.
                                   companies included in the Russell 1000(R) Index (the
                                   "Russell 1000(R)"). The Russell 1000(R) is a market
                                   capitalization-weighted index that measures the performance of the 1,000 largest U.S. companies. Normally, about 60-85 companies will be represented in the Portfolio, with 25-35 companies primarily from the Russell 1000(R) Growth Index
                                   constituting approximately 50% of the Portfolio's net assets and 35-50 companies primarily from the Russell 1000(R) Value
                                   Index constituting the remainder of the Portfolio's net
                                   assets. There will be a periodic rebalancing of each
                                   segment's assets to take account of market fluctuations in order to maintain the approximately equal allocation.
-----------------------------------------------------------------------------------------------------------------------


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 38

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST SANFORD BERNSTEIN CORE VALUE PORTFOLIO: seeks long-term    Sanford C. Bernstein
                                   capital growth by investing primarily in common stocks. The    & Co., LLC
                                   Subadviser expects that the majority of the Portfolio's
                                   assets will be invested in the common stocks of large
                                   companies that appear to be undervalued. Among other things, the Portfolio seeks to identify compelling buying
                                   opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or
                                   circumstances even though their long-term prospects remain sound. The Subadviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------
 REAL ESTATE (REIT)                AST COHEN & STEERS REALTY PORTFOLIO: seeks to maximize total   Cohen & Steers
                                   return through investment in real estate securities. The       Capital Management,
                                   Portfolio pursues its investment objective by investing,       Inc.
                                   under normal circumstances, at least 80% of its net assets in securities of real estate issuers. Under normal
                                   circumstances, the Portfolio will invest substantially all of its assets in the equity securities of real estate
                                   companies, i.e., a company that derives at least 50% of its revenues from the ownership, construction, financing,
                                   management or sale of real estate or that has at least 50%
                                   of its assets in real estate. Real estate companies may
                                   include real estate investment trusts or REITs.
-----------------------------------------------------------------------------------------------------------------------
 MANAGED INDEX                     AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO: will        Sanford C. Bernstein
                                   invest, under normal circumstances, at least 80% of its net    & Co., LLC
                                   assets in securities included in the Standard & Poor's 500
                                   Composite Stock Price Index (the "S&P(R) 500"). The
                                   Portfolio seeks to outperform the S&P 500 through stock
                                   selection resulting in different weightings of common stocks relative to the index. The Portfolio will invest primarily in the common stocks of companies included in the S&P 500.
                                   In seeking to outperform the S&P 500, the Subadviser starts with a portfolio of stocks representative of the holdings of the index. It then uses a set of fundamental quantitative
                                   criteria that are designed to indicate whether a particular stock will predictably perform better or worse than the S&P
                                   500. Based on these criteria, the Subadviser determines
                                   whether the Portfolio should over-weight, under-weight or
                                   hold a neutral position in the stock relative to the
                                   proportion of the S&P 500 that the stock represents. In
                                   addition, the Subadviser also may determine that based on
                                   the quantitative criteria, certain equity securities that
                                   are not included in the S&P 500 should be held by the
                                   Portfolio.
-----------------------------------------------------------------------------------------------------------------------
 GROWTH AND INCOME                 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO: seeks          American Century
                                   capital growth with current income as a secondary objective.   Investment
                                   The Portfolio invests primarily in common stocks that offer    Management, Inc.
                                   potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The Subadviser utilizes a quantitative management technique with a goal of building an equity
                                   portfolio that provides better returns than the S&P 500
                                   Index without taking on significant additional risk and
                                   while attempting to create a dividend yield that will be
                                   greater than the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 GROWTH AND INCOME                 AST ALLIANCE GROWTH AND INCOME PORTFOLIO: seeks long-term      Alliance Capital
                                   growth of capital and income while attempting to avoid         Management, L.P.
                                   excessive fluctuations in market value. The Portfolio
                                   normally will invest in common stocks (and securities
                                   convertible into common stocks). The Subadviser will take a value-oriented approach, in that it will try to keep the
                                   Portfolio's assets invested in securities that are selling at reasonable valuations in relation to their fundamental
                                   business prospects. The stocks that the Portfolio will
                                   normally invest in are those of seasoned companies.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (F/K/A AST      Hotchkis & Wiley
                                   INVESCO CAPITAL INCOME): seeks current income and long-term    Capital Management,
                                   growth of income, as well as capital appreciation. The         LLC
                                   Portfolio invests, under normal circumstances, at least 80%
                                   of its net assets plus borrowings for investment purposes in common stocks of large cap U.S. companies, that have a high cash dividend or payout yield relative to the market. The
                                   Subadviser currently considers large cap companies to be
                                   those with market capitalizations like those found in the
                                   Russell 1000 Index. Additionally, the Portfolio can invest up to 20% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 BALANCED                          AST DEAM GLOBAL ALLOCATION PORTFOLIO: seeks a high level of    Deutsche Asset
                                   total return by investing primarily in a diversified           Management, Inc.
                                   portfolio of mutual funds. The Portfolio seeks to achieve
                                   its investment objective by investing in several other AST
                                   Portfolios ("Underlying Portfolios"). The Portfolio intends its strategy of investing in combinations of Underlying
                                   Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous
                                   investments. The Portfolio is expected to be invested in at least six such Underlying Portfolios at any time. It is
                                   expected that the investment objectives of such AST
                                   Portfolios will be diversified.
-----------------------------------------------------------------------------------------------------------------------
 BALANCED                          AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO: seeks       American Century
                                   capital growth and current income. The Subadviser intends to   Investment
                                   maintain approximately 60% of the Portfolio's assets in        Management, Inc.
                                   equity securities and the remainder in bonds and other fixed income securities. Both the Portfolio's equity and fixed
                                   income investments will fluctuate in value. The equity
                                   securities will fluctuate depending on the performance of
                                   the companies that issued them, general market and economic conditions, and investor confidence. The fixed income
                                   investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION                  AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: seeks a high     T. Rowe Price
                                   level of total return by investing primarily in a              Associates, Inc.
                                   diversified portfolio of fixed income and equity securities.
                                   The Portfolio normally invests approximately 60% of its
                                   total assets in equity securities and 40% in fixed income
                                   securities. The Subadviser concentrates common stock
                                   investments in larger, more established companies, but the
                                   Portfolio may include small and medium-sized companies with good growth prospects. The fixed income portion of the
                                   Portfolio will be allocated among investment grade
                                   securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 GLOBAL BOND                       AST T. ROWE PRICE GLOBAL BOND PORTFOLIO: seeks to provide      T. Rowe Price
                                   high current income and capital growth by investing in         International, Inc.
                                   high-quality foreign and U.S. dollar-denominated bonds. The
                                   Portfolio will invest at least 80% of its total assets in
                                   all types of high quality bonds including those issued or
                                   guaranteed by U.S. or foreign governments or their agencies and by foreign authorities, provinces and municipalities as well as investment grade corporate bonds and mortgage and
                                   asset-backed securities of U.S. and foreign issuers. The
                                   Portfolio generally invests in countries where the
                                   combination of fixed-income returns and currency exchange
                                   rates appears attractive, or, if the currency trend is
                                   unfavorable, where the Subadviser believes that the currency risk can be minimized through hedging. The Portfolio may
                                   also invest up to 20% of its assets in the aggregate in
                                   below investment-grade, high-risk bonds ("junk bonds"). In addition, the Portfolio may invest up to 30% of its assets in mortgage-backed (including derivatives, such as
                                   collateralized mortgage obligations and stripped mortgage
                                   securities) and asset-backed securities.
-----------------------------------------------------------------------------------------------------------------------
 HIGH YIELD BOND                   AST GOLDMAN SACHS HIGH YIELD PORTFOLIO(F/K/A AST FEDERATED     Goldman Sachs Asset
                                   HIGH YIELD): seeks a high level of current income and may      Management
                                   also consider the potential for capital appreciation. The
                                   Portfolio invests, under normal circumstances, at least 80%
                                   of its net assets plus any borrowings for investment
                                   purposes (measured at time of purchase) ("Net Assets") in
                                   high-yield, fixed-income securities that, at the time of
                                   purchase, are non-investment grade securities.
                                   Non-investment grade securities are securities rated BB, Ba or below by a NRSRO, or, if unrated, determined by the
                                   Subadviser to be of comparable quality. The Portfolio may
                                   invest in all types of fixed income securities, including, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan
                                   participations, custodial receipts, municipal securities and preferred stock. The Portfolio may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S.
                                   dollar and in securities of issuers located in emerging
                                   countries denominated in any currency. Under normal market conditions, the Portfolio may invest up to 20% of its net
                                   assets in investment grade fixed-income securities,
                                   including U.S. Government Securities.
-----------------------------------------------------------------------------------------------------------------------
 BOND                              AST LORD ABBETT BOND-DEBENTURE PORTFOLIO: seeks high current   Lord, Abbett & Co.
                                   income and the opportunity for capital appreciation to         LLC
                                   produce a high total return. To pursue its objective, the
                                   Portfolio will invest, under normal circumstances, at least
                                   80% of the value of its assets in fixed income securities
                                   and normally invests primarily in high yield and investment grade debt securities, securities convertible in common
                                   stock and preferred stocks. The Portfolio may find good
                                   value in high yield securities, sometimes called
                                   "lower-rated bonds" or "junk bonds," and frequently may have more than half of its assets invested in those securities.
                                   At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S.
                                   Government securities and cash equivalents. The Portfolio
                                   may also make significant investments in mortgage-backed
                                   securities. Although the Portfolio expects to maintain a
                                   weighted average maturity in the range of five to twelve
                                   years, there are no restrictions on the overall Portfolio or on individual securities. The Portfolio may invest up to 20%
                                   of its net assets in equity securities.
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 BOND                              AST PIMCO LIMITED MATURITY BOND PORTFOLIO: seeks to maximize   Pacific Investment
                                   total return consistent with preservation of capital and       Management Company
                                   prudent investment management. The Portfolio will invest in    LLC
                                   a diversified portfolio of fixed-income securities of
                                   varying maturities. The average portfolio duration of the
                                   Portfolio generally will vary within a one- to three-year
                                   time frame based on the Subadviser's forecast for interest rates.
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                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 EMERGING MARKETS                  GVIT DEVELOPING MARKETS FUND: seeks long-term capital          Gartmore Global Asset
                                   appreciation, under normal conditions by investing at least    Management
                                   80% of its total assets in stocks of companies of any size     Trust/Gartmore Global
                                   based in the world's developing economies. Under normal        Partners
                                   market conditions, investments are maintained in at least
                                   six countries at all times and no more than 35% of total
                                   assets in any single one of them.
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--------------------------------------------------------------------------------


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUBADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JANUS ASPEN SERIES: GROWTH PORTFOLIO -- SERVICE SHARES:        Janus Capital
                                   seeks long-term growth of capital in a manner consistent       Management LLC
                                   with the preservation of capital. The Portfolio invests
                                   primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser
                                   degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies.
                                   The Portfolio invests primarily in common stocks selected
                                   for their growth potential. Although the Portfolio can
                                   invest in companies of any size, it generally invests in
                                   larger, more established companies. Janus Capital generally takes a "bottom up" approach to selecting companies. This
                                   means that it seeks to identify individual companies with
                                   earnings growth potential that may not be recognized by the market at large. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net
                                   assets.
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

FIXED INTEREST RATE OPTIONS

We offer two fixed interest rate options:

-  a one-year fixed interest rate option, and

-  a dollar cost averaging fixed rate option (DCA Fixed Rate Option).

   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time they will not be less than the minimum interest rate indicated in your contract which can range from 1% to 3%.

   Payments allocated to the fixed interest rate options become part of Pruco Life's general assets.

ONE-YEAR FIXED INTEREST RATE OPTION

We set a one-year base guaranteed annual interest rate for the one-year fixed interest rate option. Additionally, we may provide a higher interest rate on each purchase payment allocated to this option for the first year after the payment for contracts sold on or after May 1, 2003, or upon subsequent state approval. This higher interest rate will not apply to amounts transferred from other investment options within the contract or amounts remaining in this option for more than one year.

DOLLAR COST AVERAGING FIXED RATE OPTION

FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, you may allocate all or part of your initial purchase payment to the DCA Fixed Rate Option (for all other contracts you may allocate all or part of a purchase payment to the DCA Fixed Rate Option). Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options and/or to the one-year fixed interest rate option, as you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. Transfers to the one-year fixed interest rate option will remain in the general account.

   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, if you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $2,000 (for all other contracts, the minimum amount is $5,000). The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payment allocated to the DCA Fixed Rate Option transferred to the selected variable investment options or to the one-year fixed interest rate option in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, you may allocate to both the six-month and twelve-month options, but the minimum amount of your initial purchase payment that may be allocated to one or the other is $2,000. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.)

   If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the DCA Fixed Rate Option assets are transferred. You may make a one time transfer of the remaining value out of your DCA Fixed Rate Option, if you so choose. Transfers from the DCA Fixed Rate Option do not count toward the
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

maximum number of free transfers allowed under the contract.

   If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

   By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

MARKET VALUE ADJUSTMENT OPTION

THE MARKET VALUE ADJUSTMENT OPTION IS AVAILABLE TO STRATEGIC PARTNERS FLEXELITE CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL. THIS OPTION MAY NOT BE AVAILABLE IN YOUR STATE.

   Under the market value adjustment option, we may offer one or more of several guarantee periods provided that the interest rate we are able to declare will be no less than 3% interest with respect to any guarantee period. This option is not available for contracts issued in some states. Please see your contract. The market value adjustment option is registered separately from the variable investment options, and the amount of market value adjustment option securities registered is stated in that registration statement.

   IF AMOUNTS ARE WITHDRAWN FROM A GUARANTEE PERIOD, OTHER THAN DURING THE 30-DAY PERIOD IMMEDIATELY FOLLOWING THE END OF THE GUARANTEE PERIOD, THEY WILL BE SUBJECT TO A MARKET VALUE ADJUSTMENT EVEN IF THEY ARE NOT SUBJECT TO A WITHDRAWAL CHARGE.

   You will earn interest on your invested purchase payment at the rate that we have declared for the guarantee period you have chosen. You must invest at least $1,000 if you choose this option.

   We refer to interest rates as annual rates, although we credit interest within each guarantee period on a daily basis. The daily interest that we credit is equal to the pro rated portion of the interest that would be earned on an annual basis. We credit interest from the business day on which your purchase payment is received in good order at the Prudential Annuity Service Center until the earliest to occur of any of the following events: (a) full surrender of the contract, (b) commencement of annuity payments or settlement, (c) end of the guarantee period, (d) transfer of value in the guarantee period, (e) payment of a death benefit, or (f) the date the amount is withdrawn.

   During the 30-day period immediately following the end of a guarantee period, we allow you to do any of the following, without the imposition of the market value adjustment:

(a) withdraw or transfer the value in the guarantee period,

(b) allocate the value to another available guarantee period or other investment option (provided that the new guarantee period ends prior to the annuity date). You will receive the interest rate applicable on the date we receive your instruction, or

(c) apply the value in the guarantee period to the annuity or settlement option of your choice.

If we do not receive instructions from you concerning the disposition of the contract value in your maturing guarantee period, we will reinvest the amount in the Prudential Money Market Portfolio investment option.

   During the 30-day period immediately following the end of the guarantee period, or until you elect to do (a), (b) or (c) delineated immediately above, you will receive the current interest rate applicable to the guarantee period having the same duration as the guarantee period that just matured, which is offered on the day immediately following the end of the matured guarantee period. However, if at that time we do not offer a guarantee period with the same duration as that which matured, you will then receive the current interest rate applicable to the shortest guarantee period then offered.
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

   Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed by us and the interest amount that your money will earn is guaranteed by us to be at least 3%.

   Payments allocated to the market value adjustment option are held as a separate pool of assets. Any gains or losses experienced by these assets will not directly affect the contracts. The strength of our guarantees under these options is based on the overall financial strength of Pruco Life.

MARKET VALUE ADJUSTMENT


When you allocate a purchase payment or transfer contract value to a guarantee period, we use that money to buy and sell securities and other instruments to support our obligation to pay interest. Generally, we buy bonds for this purpose. The duration of the bonds and other instruments that we buy with respect to a particular guarantee period is influenced significantly by the length of the guarantee period. For example, we typically would acquire longer-duration bonds with respect to the 10 year guarantee period than we do for the 3 year guarantee period. The value of these bonds is affected by changes in interest rates, among other factors. The market value adjustment that we assess against your contract value if you withdraw or transfer outside the 30-day period discussed above involves our attributing to you a portion of our investment experience on these bonds and other instruments.


   For example, if you make a full withdrawal when interest rates have risen since the time of your investment, the bonds and other investments in the guarantee period likely would have decreased in value, meaning that we would impose a "negative" market value adjustment on you (i.e., one that results in a reduction of the withdrawal proceeds that you receive.) For a partial withdrawal, we would deduct a negative market value adjustment from your remaining contract value. Conversely, if interest rates have decreased, the market value adjustment would be positive.

   Other things you should know about the market value adjustment include the following:

- We determine the market value adjustment according to a mathematical formula, which is set forth at the end of this prospectus under the heading "Market-Value Adjustment Formula." In that section of the prospectus, we also provide hypothetical examples of how the formula works.

- A negative market value adjustment could cause you to lose not only the interest you have earned but also a portion of your principal.

- In addition to imposing a market value adjustment on withdrawals, we also will impose a market value adjustment on the contract value you apply to an annuity or settlement option, unless you annuitize within the 30-day period discussed above. The laws of certain states may prohibit us from imposing a market value adjustment on the annuity date.


   YOU SHOULD REALIZE, HOWEVER, THAT APART FROM THE MARKET VALUE ADJUSTMENT, THE VALUE OF THE BENEFITS IN YOUR GUARANTEE PERIOD DOES NOT DEPEND ON THE INVESTMENT PERFORMANCE OF THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD WITH RESPECT TO YOUR GUARANTEE PERIOD. APART FROM THE EFFECT OF ANY MARKET VALUE ADJUSTMENT, WE DO NOT PASS THROUGH TO YOU THE GAINS OR LOSSES ON THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD IN CONNECTION WITH A GUARANTEE PERIOD.


TRANSFERS AMONG OPTIONS

Subject to certain restrictions, you can transfer money among the variable investment options and the one-year fixed interest rate option. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made. In addition, you can transfer your contract value out of a market value adjustment guarantee period into another market value adjustment guarantee period, into a variable investment option, or into the one-year fixed interest rate option, although a market value adjustment will apply to any transfer you make outside the 30-day period discussed above. You may transfer contract value into the market value adjustment option at any time, provided it is at least $1,000.

   In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received. Our business day usually closes at 4:00 p.m. Eastern time. Transfer requests received after 4:00 p.m. Eastern time will take effect at the end of the next business day.

   With regard to the market value adjustment option, you can specify the guarantee period from which you wish to transfer. If you request a transfer from the market value adjustment option, but you do not specify the guarantee period from which funds are to be taken, then we will transfer funds from the guarantee period that has the least time remaining until its maturity date.

   YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA FIXED RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA FIXED RATE OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT. TRANSFERS FROM THE DCA FIXED RATE OPTION CANNOT BE MADE INTO THE MARKET VALUE ADJUSTMENT OPTION BUT CAN BE MADE INTO THE FIXED RATE OPTION, AT OUR DISCRETION. WE CURRENTLY ALLOW TRANSFERS INTO THE FIXED RATE OPTION.

   During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. Currently we charge $10 for each transfer after the twelfth in a contract year, and we have the right to increase this charge up to $30. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year. Nor do transfers made during the 30-day period immediately following the end of a guarantee period count against the 12 free transfers.) If a transfer that you request out of the market value adjustment option will be subject to a transfer charge, then:

- We will deduct the transfer charge proportionally from the contract value in each guarantee period, where you have directed us to transfer funds from several guarantee periods; and

- If you have directed us to transfer the full contract value out of a guarantee period, then we will first deduct the transfer charge and thereafter transfer the remaining amount; and

- In any event, we will deduct the applicable transfer charge prior to effecting the transfer.


   For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.


ADDITIONAL TRANSFER RESTRICTIONS


We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.


   Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

   In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:


- With respect to each variable investment option (other than the Prudential Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.


- We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.


- We may impose specific restrictions on financial transactions (including transfer requests) for certain portfolios based on the portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this contract.


- If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.

- We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and
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   contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

   Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option into any other variable investment options (OR FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, THE ONE-YEAR FIXED INTEREST RATE OPTION). Under this feature, you cannot make transfers into the market value adjustment option and transfers into a fixed rate option are at our discretion. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against a loss in declining markets.


   Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to be transferred under this option at any time.


   Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase and is offered without charge.


ASSET ALLOCATION PROGRAM



We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.



   Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.


AUTO-REBALANCING

Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select. We will rebalance only the variable investment options that you have designated. The DCA account cannot participate in this feature.
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

   You may choose to have your rebalancing occur monthly, quarterly, semiannually or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of auto-rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.


SCHEDULED TRANSACTIONS



Scheduled transactions include transfers under dollar cost averaging, an asset allocation program, auto-rebalancing, systematic withdrawals, minimum distributions or annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business day. In that case, the transaction will be processed and valued on the next business day, unless the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.


VOTING RIGHTS

We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.

SUBSTITUTION

We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

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PAYMENT PROVISIONS

We can begin making annuity payments any time on or after the second contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 95th birthday (unless we agree to another date).

   Upon annuitization, any value in a guarantee period of the market value adjustment option may be subject to a market value adjustment.

   The Strategic Partners FlexElite variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.


   Depending upon the annuity option you choose, you may incur a withdrawal charge when the income phase begins. Currently, if permitted by state law, we deduct any applicable withdrawal charge if you choose Option 1 for a period shorter than five years (ten years for contracts sold on or after May 1, 2003, or upon subsequent state approval), Option 3, or certain other annuity options that we may make available. We do not deduct a withdrawal charge if you choose Option 1 for a period of five years (ten years for contracts sold on or after May 1, 2003, or upon subsequent state approval) or longer or Option 2. For information about withdrawal charges, see "What Are The Expenses Associated With The Strategic Partners FlexElite Contract" in Section 7.


PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT

We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS.

OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD

Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 1.5% a year for contracts sold on or after May 1, 2003, or upon subsequent state approval (and 3% a year for all other contracts).

OPTION 2
LIFE INCOME ANNUITY OPTION

Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity

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payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

   If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

OPTION 3
INTEREST PAYMENT OPTION

Under this option, we will credit interest on the adjusted contract value until you request payment of all or part of the adjusted contract value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 1.5% a year for contracts sold on or after May 1, 2003, or upon subsequent state approval (and 3% a year for all other contracts). This option is not available if your contract is held in an IRA.

   Under this option, all gain in the annuity will be taxable as of the annuity date, however, you can withdraw part or all of the contract value that we are holding at any time.

OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

TAX CONSIDERATIONS


If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.


   If a contract is held in connection with "qualified" retirement plans (such as a Section 401(k) plan), please note that if you are married at the time your payments commence, you may be required by federal law to choose an income option that provides at least a 50 percent joint and survivor annuity to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the death benefit to be paid to your spouse, even if you designated someone else as your beneficiary. For more information, consult the terms of your retirement arrangement.

GUARANTEED MINIMUM INCOME BENEFIT


The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit cannot be revoked. This feature may not be available in your state. You may not elect both GMIB and the Lifetime Five Income benefit.


   The GMIB protected value is calculated daily and is equal to the GMIB roll-up until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries, or number of years since the last GMIB reset, as described below. At this point, the GMIB protected value will be increased by any subsequent invested purchase payments and reduced by the effect of withdrawals.

   The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.

- The annuitant must be 75 or younger in order for you to elect the Guaranteed Minimum Income Benefit.

- If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts) of the average GMIB protected value, described below.

- Under the contract terms governing the GMIB, we can require GMIB participants to invest only in designated underlying mutual funds or can require

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   GMIB participants to invest according to an asset allocation model.

- TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE WAITING PERIOD IS THE PERIOD EXTENDING FROM THE CONTRACT DATE TO THE 7TH CONTRACT ANNIVERSARY BUT, IF THE GUARANTEED MINIMUM INCOME BENEFIT HAS BEEN RESET (AS DESCRIBED BELOW), THE WAITING PERIOD IS THE 7-YEAR PERIOD BEGINNING WITH THE DATE OF THE MOST RECENT RESET.

   Once the waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary (or in the case of a reset, the anniversary of the most recent reset), during which you may begin the income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.

GMIB ROLL-UP

The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset), increased daily at an effective annual interest rate of 5% starting on the date each invested purchase payment is made, until the cap is reached (GMIB roll-up cap). We will reduce this amount by the effect of withdrawals. The GMIB roll-up cap is equal to two times each invested purchase payment (for a reset, two times the sum of (1) the contract value at the time of the reset, and (2) any invested purchase payments made subsequent to the reset).

   Even if the GMIB roll-up cap has not been reached, we will nevertheless stop increasing the GMIB roll-up value by the effective annual interest rate on the latest of:

    - the contract anniversary coinciding with or next following the annuitant's 80th birthday,

    -  the 7th contract anniversary, or

    -  7 years from the most recent GMIB reset (as described below).

   However, even if we stop increasing the GMIB roll-up value by the effective annual interest rate, we will still increase the GMIB protected value by subsequent invested purchase payments, reduced by the effect of withdrawals.

EFFECT OF WITHDRAWALS


In any contract year when the GMIB protected value is increasing at the rate of 5%, withdrawals will first reduce the GMIB protected value on a dollar-for-dollar basis, by the same dollar amount of the withdrawal up to the first 5% of GMIB protected value, calculated on the contract anniversary (or, during the first contract year, on the contract date). Any withdrawals made after the dollar-for-dollar limit has been reached will proportionally reduce the GMIB protected value. We calculate the proportional reduction by dividing the contract value after the withdrawal by the contract value immediately following the withdrawal of any available dollar-for-dollar amount. The resulting percentage is multiplied by the GMIB protected value after subtracting the amount of the withdrawal that does not exceed 5%. In each contract year during which the GMIB protected value has stopped increasing at the 5% rate, withdrawals will reduce the GMIB protected value proportionally. The GMIB roll-up cap is reduced by the sum of all reductions described above.


   The following examples of dollar-for-dollar and proportional reductions assume: 1.) the contract date and the effective date of the GMIB are January 1, 2004; 2.) an initial purchase payment of $250,000; 3.) an initial GMIB protected value of $250,000; 4.) an initial 200% cap of $500,000; and 5.) an initial dollar-for-dollar limit of $12,500 (5% of $250,000):

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

A $10,000 withdrawal is taken on February 1, 2004 (in the first contract year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the GMIB protected value is $251,035.26 (the initial value accumulated for 31 days at an annual effective rate of

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5%). As the amount withdrawn is less than the dollar-for-dollar limit:

- The GMIB protected value is reduced by the amount withdrawn (i.e., by $10,000, from $251,035.26 to $241,035.26).

- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $500,000 to $490,000).

- The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first contract year is also reduced by the amount withdrawn (from $12,500 to $2,500).

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

A second $10,000 withdrawal is taken on March 1, 2004 (still within the first contract year). Immediately before the withdrawal, the contract value is $220,000 and the GMIB protected value is $241,968.88. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

- The GMIB protected value is first reduced by the Remaining Limit (from $241,968.88 to $239,468.88).

-  The result is then further reduced by the ratio of A to B, where:

    - A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).

    - B is the contract value less the Remaining Limit ($220,000 - $2,500, or $217,500). The resulting GMIB protected value is: $239,468.88 X (1 - ($7,500/$217,500)), or $231,211.33.


    -  The GMIB 200% cap is reduced by the sum of all reductions above ($490,000
       - $2,500 - $8,257.55, or $479,242.45).


- The Remaining Limit is set to zero (0) for the balance of the first contract year.

EXAMPLE 3. DOLLAR-FOR-DOLLAR LIMIT IN SECOND CONTRACT YEAR

A $10,000 withdrawal is made on the first anniversary of the contract date, January 1, 2005 (second contract year). Prior to the withdrawal, the GMIB protected value is $240,837.86. The dollar-for-dollar limit is equal to 5% of this amount, or $12,041.89. As the amount withdrawn is less than the dollar-for-dollar limit:

- The GMIB protected value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,837.86 to $230,837.86).


- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $479,242.45 to $469,242.45).


- The Remaining Limit for the balance of the second contract year is also reduced by the amount withdrawn (from $12,041.89 to $2,041.89).

GMIB RESET FEATURE

You may elect to "reset" your GMIB protected value to equal your current contract value twice over the life of the contract. You may only exercise this reset option if the annuitant has not yet reached his or her 76th birthday. If you reset, you must wait a new 7-year period from the most recent reset to exercise the Guaranteed Minimum Income Benefit. Further, we will reset the GMIB roll-up cap to equal two times the GMIB protected value as of such date. Additionally, if you reset, we will determine the GMIB payout amount by using the GMIB guaranteed annuity purchase rates (specified in your contract) based on the number of years since the most recent reset. These purchase rates may be less advantageous than the rates that would have applied absent a reset.

PAYOUT AMOUNT

The Guaranteed Minimum Income Benefit payout amount is based on the age and sex (where applicable) of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable

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premium taxes that we are required to pay, the payout amount will equal the greater of:

1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or

2) the adjusted contract value--that is, the value of the contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges--as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.

GMIB ANNUITY PAYOUT OPTIONS

We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves lifetime payments with a period certain of ten years. In calculating the amount of the payments under the GMIB, we apply certain assumed interest rates, equal to 2% annually for a waiting period of 7-9 years and 2.5% annually for waiting periods of 10 years or longer for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% annually for a waiting period of 7-9 years, 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer for all other contracts).

GMIB OPTION 1
SINGLE LIFE PAYOUT OPTION

We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

GMIB OPTION 2
JOINT LIFE PAYOUT OPTION

In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

   You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

   Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the later of the contract anniversary coinciding with or next following the annuitant's attainment of age 95 (age 92 for contracts used as a funding vehicle for IRAs).

   You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your contract value declines significantly due to negative investment performance. If your contract value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing non-GMIB annuity payout options. Therefore, you may generate higher income payments if you were to annuitize a lower contract value at the

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current annuity purchase rates, than if you were to annuitize under the GMIB with a higher GMIB protected value than your contract value but at the annuity purchase rates guaranteed under the GMIB.

TERMINATING THE GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed Minimum Income Benefit cannot be terminated by the owner once elected. The GMIB automatically terminates as of the date the contract is fully surrendered, on the date the death benefit is payable to your beneficiary (unless your surviving spouse elects to continue the contract), or on the date that your contract value is transferred to begin making annuity payments. The GMIB may also be terminated if you designate a new annuitant who would not be eligible to elect the GMIB based on his or her age at the time of the change.

   Upon termination of the GMIB, we will deduct the charge from your contract value for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year).

INCOME APPRECIATOR BENEFIT

THE INCOME APPRECIATOR BENEFIT (IAB) IS AVAILABLE TO STRATEGIC PARTNERS FLEXELITE CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL. The IAB is an optional, supplemental income benefit that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. IAB may be suitable for you in other circumstances as well, which you can discuss with your registered representative. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Income Appreciator Benefit.

   If you want the Income Appreciator Benefit, you generally must elect it when you make your initial purchase payment. Once you elect the Income Appreciator Benefit, you may not later revoke it.

- The annuitant must be 75 or younger in order for you to elect the Income Appreciator Benefit.


- If you choose the Income Appreciator Benefit, we will impose an annual charge equal to 0.25% of your contract value. See "What Are The Expenses Associated With The Strategic Partners FlexElite Contract?" in Section 7.


ACTIVATION OF THE INCOME APPRECIATOR BENEFIT

YOU CAN ACTIVATE THE INCOME APPRECIATOR BENEFIT AT ANY TIME AFTER IT HAS BEEN IN FORCE FOR SEVEN YEARS. To activate the Income Appreciator Benefit, you must send us a written request in good order.

   Once activated, you can receive the Income Appreciator Benefit:

    --   IAB OPTION 1 at annuitization as part of an annuity payment;

    -- IAB OPTION 2 during the accumulation phase through the IAB automatic withdrawal payment program; or

    -- IAB OPTION 3 during the accumulation phase as an Income Appreciator Benefit credit to your contract over a 10-year period.


   More information about IAB Option 1 appears below. For information about IAB Options 2 and 3, see "How Can I Access My Money?" in Section 8.



   Income Appreciator Benefit payments are treated as earnings and may be subject to tax upon withdrawal. See "What Are The Tax Considerations Associated With The Strategic Partners FlexElite Contract?" in Section 9.


   IF YOU DO NOT ACTIVATE THE BENEFIT PRIOR TO THE MAXIMUM ANNUITIZATION AGE YOU MAY LOSE ALL OR PART OF THE IAB.

CALCULATION OF INCOME APPRECIATOR BENEFIT AMOUNT

We will calculate the Income Appreciator Benefit amount as of the date we receive your written request in good order (or, for IAB Option 1, on the annuity date). We do this by multiplying the current earnings in the contract by the applicable Income Appreciator Benefit percentage based on the number of years the Income

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Appreciator Benefit has been in force. For purposes of calculating the Income Appreciator Benefit:

- earnings are calculated as the difference between the contract value and the sum of all purchase payments;


- earnings do not include (1) any amount added to the contract value as a result of the Spousal Continuance Benefit, or (2) if we were to permit you to elect the Income Appreciator Benefit after the contract date, any earnings accrued under the contract prior to that election;


- withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis;

- the table below shows the Income Appreciator Benefit percentages corresponding to the number of years the Income Appreciator Benefit has been in force.

   NUMBER OF YEARS         INCOME
 INCOME APPRECIATOR     APPRECIATOR
       BENEFIT            BENEFIT
  HAS BEEN IN FORCE      PERCENTAGE
 ------------------     -----------
         0-6                 0%

         7-9                15%

        10-14               20%

         15+                25%

IAB OPTION 1 -- INCOME APPRECIATOR BENEFIT AT ANNUITIZATION

Under this option, if you choose to activate the Income Appreciator Benefit at annuitization, we will calculate the Income Appreciator Benefit amount on the annuity date and add it to the adjusted contract value for purposes of determining the amount available for annuitization. You may apply this amount to any annuity or settlement option over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

     UPON ANNUITIZATION, YOU MAY LOSE ALL OR A PORTION OF THE INCOME APPRECIATOR BENEFIT IF YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION FOR AT LEAST 15 YEARS. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

EFFECT OF INCOME APPRECIATOR BENEFIT ON GUARANTEED MINIMUM INCOME BENEFIT

If you exercise the Guaranteed Minimum Income Benefit feature and an Income Appreciator Benefit amount remains payable under your contract, the value we use to calculate the annuity payout amount will be the greater of:

1. the adjusted contract value plus the remaining Income Appreciator Benefit amount, calculated at current IAB annuitization rates; or

2. the GMIB protected value plus the remaining Income Appreciator Benefit amount, calculated using the GMIB guaranteed annuity purchase rates shown in the contract.

   If you exercise the Guaranteed Minimum Income Benefit feature and activate the Income Appreciator Benefit at the same time, you must choose among the Guaranteed Minimum Income Benefit annuity payout options available at the time.

TERMINATING THE INCOME APPRECIATOR BENEFIT

The Income Appreciator Benefit will terminate on the earliest of:

-  the date you make a total withdrawal from the contract;

- the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit;

- the date the Income Appreciator Benefit amount is reduced to zero (generally ten years after activation) under IAB Options 2 and 3;

-  the date of annuitization; or

-  the date the contract terminates.

HOW WE DETERMINE ANNUITY PAYMENTS

Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the

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value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 2% to 2.5% for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% to 3.5% for all other contracts). For non-GMIB annuity options, the guaranteed minimum rate is 3% (or 1.5% depending on the option elected and the version of the contract). The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted contract value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

   Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

FIXED PERIOD ANNUITIES

Currently, we offer fixed period annuities only under the Income Appreciator Benefit and non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted contract value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.

LIFE ANNUITIES

There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:

- The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

GUARANTEED AND GMIB ANNUITY PAYMENTS

- Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these developments. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:

1. First, for all annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by either
   (a) four years, for life annuities under the GMIB sold in contracts on or after January 20, 2004, or upon subsequent state approval or (b) two years, with respect to guaranteed payments under life annuities not involving GMIB, as well as GMIB payments under contracts not described in (a) immediately above. For the reasons explained above in this section, the four year age reduction causes a greater reduction in the amount of the annuity payments than does the two-year age reduction.

2. Second, for life annuities under both versions of GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.

CURRENT ANNUITY PAYMENTS

Immediately above, we have referenced how we determine annuity payments based on "guaranteed" annuity purchase rates. By "guaranteed" annuity purchase rates, we mean the minimum annuity

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purchase rates that are set forth in your annuity contract and thus contractually guaranteed by us. "Current" annuity purchase rates, in contrast, refer to the annuity purchase rates that we are applying to contracts that are entering the annuity phase at a given point in time. These current annuity purchase rates vary from period to period, depending on changes in interest rates and other factors. We do not guarantee any particular level of current annuity purchase rates. When calculating current annuity purchase rates, we use the actual age of the annuitant (or co-annuitant), rather than any reduced age.

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THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner or last survivor, if there are spousal joint owners, dies. However, if the contract is jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary.

CALCULATION OF THE DEATH BENEFIT

If the sole owner dies during the accumulation phase, we will, upon receiving appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the owner. If there is a sole owner and there is only one beneficiary who is the owner's spouse, then the surviving spouse may continue the contract under the Spousal Continuance Benefit. If there are an owner and joint owner of the contract, and the owner's spouse is both the joint owner and the beneficiary on the date of death, then, at the death of the first to die, the death benefit will be paid to the surviving owner, or the surviving owner may continue the contract under the Spousal Continuance Benefit (FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL. FOR ALL OTHER CONTRACTS, if the owner and joint owner are spouses we will pay this death benefit upon the death of the last surviving spouse who continues the contract as the sole owner.) If the contract has an owner and a joint owner and they are not spouses at the time one dies, we will pay the contract value and the contract will end. Joint ownership may not be allowed in your state.


   Upon receiving appropriate proof of death, the beneficiary will receive the greater of the following:


1) The current contract value (as of the time we receive proof of death in good order). We impose no market value adjustment on contract value held within the market value adjustment option when a death benefit is paid.


2) Either the base death benefit, which equals the total invested purchase payments you have made proportionally reduced by any withdrawals, or (i) if you have chosen a Guaranteed Minimum Death Benefit (GMDB), the GMDB protected value or (ii) if you have chosen the Highest Daily Value Death Benefit, a death benefit equal to the highest daily value (computed as detailed below in this section).



   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, you may elect (i) the Guaranteed Minimum Death Benefit if you are age 85 or younger when you purchase the contract or (ii) the Highest Daily Value Death Benefit if you are 79 or younger when you purchase the contract.


   FOR ALL OTHER CONTRACTS, you may elect the base death benefit if you are 85 or younger and you may elect a GMDB if you are 79 or younger when you purchase the contract.

GUARANTEED MINIMUM DEATH BENEFIT


The Guaranteed Minimum Death Benefit provides for the option to receive an enhanced death benefit upon the death of the sole owner or the first to die of the owner or joint owner during the accumulation phase. If you elect the GMDB feature, you must elect a GMDB protected value option. You cannot elect a GMDB option if you choose the Highest Daily Value Death Benefit.


   The GMDB protected value option can be equal to the:

    -  GMDB roll-up,

    -  GMDB step-up, or

    -  Greater of the GMDB roll-up and the GMDB step-up.

   The GMDB protected value is calculated daily.

GMDB ROLL-UP

IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB roll-up is equal to the invested purchase

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payments, increased daily at an effective annual interest rate of 5% (SUBJECT TO A 200% CAP FOR CONTRACTS SOLD PRIOR TO MAY 1, 2003, OR SUBSEQUENT STATE APPROVAL) starting on the date that each invested purchase payment is made. The GMDB roll-up value (AND THE CAP FOR CONTRACTS SOLD PRIOR TO MAY 1, 2003, OR SUBSEQUENT STATE APPROVAL) will increase by subsequent invested purchase payments and reduce by the effect of withdrawals.


   We stop increasing the GMDB roll-up by the effective annual interest rate on the later of:

- the contract anniversary coinciding with or next following the sole owner's or older owner's 80th birthday, or

- the 5th contract anniversary (APPLICABLE ONLY TO CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL).

However, the GMDB protected value will still increase by subsequent invested purchase payments and reduce by the effect of withdrawals.


   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 5% of GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 5%. FOR ALL OTHER CONTRACTS, withdrawals will reduce the GMDB protected value and the cap proportionally.



   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, if the sole owner or the older of the owner and joint owner is between age 80 and 85 on the contract date, the GMDB roll-up is equal to the invested purchase payments, increased daily at an effective annual interest rate of 3% of all invested purchase payments, starting on the date that each invested purchase payment is made. We will increase the GMDB roll-up by subsequent invested purchase payments and reduce it by the effect of withdrawals.


   We stop increasing the GMDB roll-up by the effective annual interest rate on the 5th contract anniversary. However we will continue to reduce the GMDB protected value by the effect of withdrawals.

   Withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 3% of GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 3%.

GMDB STEP-UP

IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB step-up before the first contract anniversary is the initial invested purchase payment increased by subsequent invested purchase payments, and proportionally reduced by the effect of withdrawals. The GMDB step-up on each contract anniversary will be the greater of the previous GMDB step-up and the contract value as of such contract anniversary. Between contract anniversaries, the GMDB step-up will increase by invested purchase payments and reduce proportionally by withdrawals.

   We stop increasing the GMDB step-up by any appreciation in the contract value on the later of:

- the contract anniversary coinciding with or next following the sole or older owner's 80th birthday, or

- the 5th contract anniversary (APPLICABLE ONLY TO CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL.)

However, we still increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

   Here is an example of a proportional reduction:

   The current contract value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the contract value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

   IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB step-up before the third contract anniversary is the sum of invested purchase payments,

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reduced by the effect of withdrawals. On the third contract anniversary, we will adjust the GMDB step-up to the greater of the then current GMDB step-up or the contract value as of that contract anniversary. Thereafter, we will only increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

GREATER OF STEP-UP AND ROLL-UP GUARANTEED MINIMUM DEATH BENEFIT

Under this option, the protected value is equal to the greater of the step-up value and the roll-up value.

   If you have chosen the base death benefit and death occurs after age 80, the beneficiary will receive the base death benefit described above. If you have chosen the Guaranteed Minimum Death Benefit option and death occurs on or after age 80, the beneficiary will receive the greater of: 1) the current contract value as of the date that due proof of death is received, and 2) the protected value of the GMDB roll-up or the GMDB step-up reduced proportionally by any subsequent withdrawals.


HIGHEST DAILY VALUE DEATH BENEFIT



The Highest Daily Value Death Benefit (HDV) is a feature under which the death benefit may be "stepped-up" on a daily basis to reflect increasing contract value. HDV is currently being offered in those jurisdictions where we have received regulatory approval, but is not being offered within the original version of the Strategic Partners FlexElite contracts. Certain terms and conditions may differ between jurisdictions once approved. The HDV is not available if you elect the Guaranteed Minimum Death Benefit. Currently, HDV can only be elected at the time you purchase your contract. Please note that you may not terminate the HDV death benefit once elected. Moreover, because this benefit may not be terminated once elected, you must, as detailed below, keep your contract value allocated to certain Prudential Series Fund asset allocation portfolios.



   Under HDV, the amount of the benefit depends on whether the "target date" is reached. The target date is reached upon the later of the contract anniversary coinciding with or next following the elder owner's (or annuitant's, if entity owned) 80th birthday or five years after the contract date. Prior to the target date, the death benefit amount is increased on any business day if the contract value on that day exceeds the most recently determined death benefit amount under this option. These possible daily adjustments cease on and after the target date, and instead adjustments are made only for purchase payments and withdrawals.



IF THE CONTRACT HAS ONE CONTRACT OWNER, the contract owner must be age 79 or less at the time the HDV is elected. If the contract has joint owners, the older owner must be age 79 or less. If there are joint owners, death of the owner refers to the first to die of the joint owners. If the contract is owned by an entity, the annuitant must be age 79 or less, and death of the contract owner refers to the death of the annuitant.



   If you elect this benefit, you must allocate your contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund:
SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio.



   The HDV death benefit depends on whether death occurs before or after the Death Benefit Target Date.



IF THE CONTRACT OWNER DIES BEFORE THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:



-  the base death benefit; and



-  the HDV as of the contract owner's date of death.


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IF THE CONTRACT OWNER DIES ON OR AFTER THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:



-  the base death benefit; and



- the HDV on the Death Benefit Target Date plus the sum of all purchase payments less the sum of all proportional withdrawals since the Death Benefit Target Date.



The amount determined by this calculation is increased by any purchase payments received after the contract owner's date of death and decreased by any proportional withdrawals since such date.



CALCULATION OF HIGHEST DAILY VALUE DEATH BENEFIT



EXAMPLES OF HIGHEST DAILY VALUE DEATH BENEFIT CALCULATION



The following are examples of how the HDV death benefit is calculated. Each example assumes an initial purchase payment of $50,000. Each example assumes that there is one contract owner who is age 70 on the contract date.



EXAMPLE WITH MARKET INCREASE AND DEATH BEFORE DEATH BENEFIT TARGET DATE



Assume that the contract owner's contract value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the contract value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the contract owner has died before the Death Benefit Target Date. The death benefit is equal to the greater of HDV or the base death benefit. The death benefit would be the Highest Daily Value ($90,000) because it is greater than the amount that would have been payable under the base death benefit ($75,000).



EXAMPLE WITH WITHDRAWALS



Assume that the contract value has been increasing due to positive market performance and the contract owner made a withdrawal of $15,000 in contract year 7 when the contract value was $75,000. On the date we receive due proof of death, the contract value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth contract year. Assume as well that the contract owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the base death benefit.



Highest Daily Value = $90,000 - [$90,000 * $15,000/$75,000]



                     = $90,000 - $18,000



                     = $72,000



Base Death Benefit = max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]



                     = max [$80,000, $40,000]



                     = $80,000



                     The death benefit therefore is $80,000.



EXAMPLE WITH DEATH AFTER DEATH BENEFIT TARGET DATE



Assume that the contract owner's contract value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the contract owner dies after the Death Benefit Target Date, when the contract value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the contract owner made a purchase payment of $15,000 and later had taken a withdrawal of $5,000 when the contract value was $70,000. The death benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the base death benefit.



Highest Daily Value = $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]



                     = $80,000 + $15,000 - $6,786



                     = $88,214



Base Death Benefit = max [$75,000, ($50,000 + $15,000) - I($50,000 + $15,000) *
$5,000/$70,000J]


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                     = max [$75,000, $60,357]



                     = $75,000



                     The death benefit therefore is $88,214.


PAYOUT OPTIONS

The beneficiary may, within 60 days of providing proof of death, choose to take the death benefit under one of several death benefit payout options listed below.

   The death benefit payout options are:

   Choice 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

   Choice 2. The payment of the entire death benefit within a period of 5 years from the date of death.

      The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the contract value among the variable, fixed interest rate, or the market value adjustment options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the contract value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.

      During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as Guaranteed Minimum Income Benefit.

   Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner.

   If the owner and joint owner are spouses, any portion of the death benefit not applied under Choice 3 within one year of the date of death of the first to die must be distributed within five years of that date of death.


   The tax consequences to the beneficiary vary among the three death benefit payout options. See "What Are The Tax Considerations Associated With The Strategic Partners FlexElite Contract?" in Section 9.


EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit (EAB) is an optional, supplemental death benefit that provides a benefit payment upon the death of the sole owner or first to die of the owner or joint owner during the accumulation phase. Any Earnings Appreciator Benefit payment we make will be in addition to any other death benefit payment we make under the contract. This feature may not be available in your state.

   The Earnings Appreciator Benefit is designed to provide a beneficiary with additional funds when we pay a death benefit in order to defray the impact taxes may have on that payment. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Earnings Appreciator Benefit.

   If you want the Earnings Appreciator Benefit, you generally must elect it at the time you apply for the contract. If you elect the Earnings Appreciator Benefit, you may not later revoke it.

   Upon our receipt of proof of death in good order, we will determine an Earnings Appreciator Benefit by multiplying the Earnings Appreciator Benefit percentage below by the lesser of: (i) the then-existing amount of earnings under the contract, or (ii) an amount equal to 3 times the sum of all purchase payments previously made under the contract.


   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, for purposes of computing earnings and purchase payments under the Earnings Appreciator Benefit, we calculate earnings as the difference between the contract value and the sum of all purchase payments. Withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis.


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   FOR ALL OTHER CONTRACTS, for purposes of computing earnings and purchase payments under the EAB, we increase the initial purchase payments by any subsequent purchase payments and reduce it proportionally by any withdrawals--the total contract value less that resultant sum being earnings.

   When determining the amount of 3 times the sum of all purchase payments mentioned in this section, we exclude purchase payments made both (i) after the first contract anniversary and (ii) within 12 months of the date of death (proportionally reduced for withdrawals).

   The EAB percentages are as follows:

-  40% if the owner is age 70 or younger on the date the application is signed.

- 25% if the owner is between ages 71 and 75 on the date the application is signed.

- FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, 15% if the owner is between ages 76 and 79 on the date the application is signed.

   If the contract is owned jointly, the age of the older of the owner or joint owner determines the EAB percentage.

   If the surviving spouse is continuing the contract in accordance with the Spousal Continuance Benefit (See "Spousal Continuance Benefit" below), the following conditions apply:

- In calculating the Earnings Appreciator Benefit, we will use the age of the surviving spouse at the time that the Spousal Continuance Benefit is activated to determine the applicable EAB percentage.

- For the original version of the contract, we will not allow the surviving spouse to continue the Earnings Appreciator Benefit (or bear the charge associated with this benefit) if he or she is age 76 or older on the date that the Spousal Continuance Benefit is activated. FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON STATE APPROVAL, we will not allow the surviving spouse to continue the Earnings Appreciation Benefit (or bear the charge associated with this benefit) if he or she is age 80 or older on the date the Spousal Continuance Benefit is activated.

- If the Earnings Appreciator Benefit is continued, we will calculate any applicable Earnings Appreciator Benefit payable upon the surviving spouse's death by treating the contract value (as adjusted under the terms of the Spousal Continuance Benefit) as the first purchase payment.

TERMINATING THE EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit will terminate on the earliest of:

-  the date you make a total withdrawal from the contract,

- the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit,

-  the date the contract terminates, or

-  the date you annuitize the contract.

SPOUSAL CONTINUANCE BENEFIT

This benefit is available if, on the date we receive proof of the owner's death in good order, (1) there is only one owner of the contract and there is only one beneficiary who is the owner's spouse; or (2) FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, there are an owner and joint owner of the contract, and the joint owner is the owner's spouse and the owner's beneficiary under the contract. In no event, however, can the annuitant be older than the maximum age for annuitization on the date of the owner's death, nor can the surviving spouse be older than 95 on the date of the owner's death. Assuming the above conditions are present, the surviving spouse can elect the Spousal Continuance Benefit, but must do so no later than 60 days after furnishing proof of the owner's death in good order.

   Upon activation of the Spousal Continuance Benefit, the contract value is adjusted to equal the amount of the death benefit to which the surviving spouse would have been entitled. This contract value will serve as the basis for calculating any death benefit payable upon the death of the surviving spouse. We will allocate any increase in the adjusted contract value among the variable, fixed interest rate and market value adjustment options in the same proportions that existed

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immediately prior to the spousal continuance adjustment. We will waive the $1,000 minimum requirement for the market value adjustment option.

   Under the Spousal Continuance Benefit, we waive any potential withdrawal charges applicable to purchase payments made prior to activation of the Spousal Continuance Benefit. In addition, the contract value allocated to the market value adjustment option will remain subject to a potential market value adjustment.

   IF YOU ELECTED THE BASE DEATH BENEFIT, then upon activation of the Spousal Continuance Benefit, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the sum of all invested purchase payments (adjusted for withdrawals),

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB ROLL-UP, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the GMDB roll-up,

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB STEP-UP, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the GMDB step-up,

plus the amount of any applicable Earnings Appreciator Benefit.


   IF YOU HAVE ELECTED THE HDV DEATH BENEFIT, we will adjust the contract value to equal the greater of:



-  the contract value, or



-  the Highest Daily Value,



plus the amount of any applicable Earnings Appreciator Benefit.



   After we have made the adjustment to contract value set out immediately above, we will continue to compute the GMDB roll-up, the GMDB step-up, or HDV death benefit (as applicable) under the surviving spousal owner's contract, and will do so in accordance with the preceding discussion in this section.



   If the contract is being continued by the surviving spouse, the attained age of the surviving spouse will be the basis used in determining the death benefit payable under the Guaranteed Minimum Death Benefit or Highest Daily Value Death Benefit provisions of the contract. The contract may not be continued upon the death of a spouse who had assumed ownership of the contract through the exercise of the Spousal Continuance Benefit.


   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, it will be continued for the surviving spousal owner. All provisions of the Guaranteed Minimum Income Benefit (i.e., waiting period, GMIB roll-up cap, etc.) will remain the same as on the date of the owner's death. If the GMIB reset feature was never exercised, the surviving spousal owner can exercise the GMIB reset feature twice. If the original owner had previously exercised the GMIB reset feature once, the surviving spousal owner can exercise the GMIB reset once. However, the surviving spouse (or new annuitant designated by the surviving spouse) must be under 76 years of age at the time of reset. If the original owner had previously exercised the GMIB reset feature twice, the surviving spousal owner may not exercise the GMIB reset at all. If the attained age of the surviving spouse at activation of the Spousal Continuance Benefit, when added to the remainder of the GMIB waiting period to be satisfied, would preclude the surviving spouse from utilizing the Guaranteed Minimum Income Benefit, we will revoke the Guaranteed Minimum Income Benefit under the contract at that time and we will no longer charge for that benefit.


   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, IF YOU ELECTED THE INCOME APPRECIATOR BENEFIT, on the owner's death, the Income Appreciator Benefit will end unless the contract is continued by the owner's surviving spouse under the Spousal Continuance Benefit. If the contract is continued by the surviving spouse, we will continue to pay the balance of any Income Appreciator Benefit payments until the earliest to occur of the following: (a) the date on which 10 years' worth of IAB automatic withdrawal


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payments or IAB credits, as applicable, have been paid, (b) the latest date on which annuity payments would have had to have commenced had the owner not died (i.e., contract anniversary coinciding with or next following the annuitant's 95th birthday), or (c) the contract anniversary coinciding with or next following the annuitants' surviving spouse's 95th birthday.


   If the Income Appreciator Benefit has not been in force for 7 contract years, the surviving spouse may not activate the benefit until it has been in force for 7 contract years. If the attained age of the surviving spouse at activation of the Spousal Continuation Benefit, when added to the remainder of the Income Appreciator Benefit waiting period to be satisfied, would preclude the surviving spouse from utilizing the Income Appreciator Benefit, we will revoke the Income Appreciator Benefit under the contract at that time and we will no longer charge for that benefit. If the Income Appreciator Benefit has been in force for 7 contract years or more, but the benefit has not been activated, the surviving spouse may activate the benefit at any time after the contract has been continued. If the Income Appreciator Benefit is activated after the contract is continued by the surviving spouse, the Income Appreciator Benefit calculation will exclude any amount added to the contract at the time of spousal continuance resulting from any death benefit value exceeding the contract value.

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LIFETIME FIVE INCOME BENEFIT



The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a contract value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the contract value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year. Lifetime Five is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.



   Lifetime Five is subject to certain restrictions described below.



- Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant.



-  The annuitant must be at least 45 years old when Lifetime Five is elected.



- Lifetime Five is not available if you elect the Guaranteed Minimum Income Benefit or Income Appreciator Benefit.



- As long as Lifetime Five is in effect, you must allocate your contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio.



PROTECTED WITHDRAWAL VALUE



The Protected Withdrawal Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Lifetime Five, plus any additional purchase payments each growing at 5% per year from the date of your election, or application of the purchase payment to your contract, as applicable, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier), (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries if earlier than the date of your first withdrawal after the benefit effective date. Each value is increased by the amount of any subsequent purchase payments.



- If you elect Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.



- For existing contract owners who are electing the Lifetime Five Benefit, the contract value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.



- If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.



   You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your


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contract value is greater than the Protected Withdrawal Value. You are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five. The Protected Withdrawal Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge going forward.



   Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current contract value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your contract value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount (as described below) are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.



   The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).



ANNUAL INCOME AMOUNT UNDER THE LIFE INCOME BENEFIT



The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.



ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT



The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the contract value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal


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charges that may apply. When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your contract value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.



   Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.



- If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.



- If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.



   However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.



   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on March 1, 2011 is equal to $240,000.



   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):



(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 * 1.05(393/365) = $263,484.33



(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000



(c)  Contract value on February 1, 2006 (the first contract anniversary) =
     $265,000



   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).



EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION



If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:



- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $10,000 = $8,550



-  Annual Withdrawal Amount for future contract years remains at $18,550



- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250



-  Annual Income Amount for future contract years remains at $13,250



-  Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000



EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS



a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:



- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9



-  Annual Withdrawal Amount for future contract years remains at $18,550



-  Remaining Annual Income Amount for current contract year = $0



- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.



- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income * Annual Income Amount = $1,750/($263,000 - $13,250) * $13,250
   = $93



-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157



-  Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000



b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:



-  Remaining Annual Withdrawal Amount for current contract year = $0



- Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.



- Reduction to Annual Withdrawal Amount = Excess Withdrawal/contract value before Excess Withdrawal * Annual Withdrawal Amount = $6,450/($263,000 - $18,550) * $18,550 = $489



-  Annual Withdrawal Amount for future contract years = $18,550 - $489 = $18,061



-  Remaining Annual Income Amount for current contract year = $0



- Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.



- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income * Annual Income Amount = $11,750/($263,000 - $13,250) * $13,250
   = $623



-  Annual Income Amount for future contract years = $13,250 - $623 = $12,627



- Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.



-  Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450



- Proportional reduction = Excess Withdrawal/contract value before Excess Withdrawal * Protected Withdrawal Value = $6,450/($263,000 - $18,550) * $246,450 = $6,503



-  Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947



EXAMPLE 3. STEP-UP OF THE PROTECTED WITHDRAWAL VALUE



If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 5 years, the Protected Withdrawal Value on March 1, 2011 would be reduced to $198,750 [$265,000 - ($13,250 * 5)]. If a step-up is elected on March 1, 2011, then the following values would result:



-  Protected Withdrawal Value = contract value on March 1, 2011 = $240,000



- Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped-up Protected Withdrawal Value is 5% of $240,000, which is $12,000. Therefore, the Annual Income Amount remains $13,250.



- Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $240,000, which is $16,800. Therefore, the Annual Withdrawal Amount remains $18,550.



BENEFITS UNDER LIFETIME FIVE



- If your contract value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less


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   than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your contract value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your contract value equals zero no further purchase payments will be accepted under your contract.



- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect to either:



   1.  apply your contract value to any annuity option available;



   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or



   3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.



   We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.



- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:



   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and



   2.  the contract value.



   If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.



OTHER IMPORTANT CONSIDERATIONS



- Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.



- Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease


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STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-10



the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current contract value, not the Protected Withdrawal Value.



- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.



- You must allocate your contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio.



ELECTION OF LIFETIME FIVE



WITH RESPECT TO THE SUBSEQUENT VERSION OF STRATEGIC PARTNERS FLEXELITE SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, Lifetime Five can be elected at the time you purchase your contract, or after the contract date. WITH RESPECT TO THE ORIGINAL VERSION OF STRATEGIC PARTNERS FLEXELITE, Lifetime Five can be elected only after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's contract value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.



TERMINATION OF LIFETIME FIVE



Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reaches zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.



   Lifetime Five terminates:



-  upon your surrender of the contract,



- upon the death of the annuitant (but your surviving spouse may elect a new Lifetime Five benefit if your spouse elects the spousal continuance option and your spouse would then be eligible to elect the benefit as if he/she were a new purchaser),



- upon a change in ownership of the contract that changes the tax identification number of the contract owner, or



-  upon your election to begin receiving annuity payments.



   The charge for Lifetime Five will no longer be deducted from your contract value upon termination.



ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS



If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract that are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.


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HOW CAN I PURCHASE A STRATEGIC PARTNERS

        FLEXELITE CONTRACT?
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

PURCHASE PAYMENTS


The initial purchase payment is the amount of money you give us to purchase the contract. The minimum initial purchase payment is $10,000. Where allowed by law, you must get our approval for any initial and additional purchase payment of $1,000,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.


   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday of:

-  the owner;

-  the joint owner;

-  the annuitant; or

-  the co-annuitant

   Currently, the maximum aggregate purchase payment you may make is $20 million. We limit the maximum total purchase payments in any contract year, other than the first to $2 million absent our prior approval. Depending on the applicable state law, other limits may apply.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment among the variable investment options, fixed interest rate options, or the market value adjustment option based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

   When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. Allocations to the DCA Fixed Rate Option must be no less than $2,000 for contracts sold on or after May 1, 2003, or upon subsequent state approval (for all other contracts $5,000) and, allocations to the market value adjustment option must be no less than $1,000.

   You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

   We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information.

   We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Subsequent purchase payments received in good order after 4:00 p.m., Eastern time will be credited on the following business day.


CREDIT ELECTION


We will notify you of your option to make a credit election thirty days before your 3rd and 6th contract anniversaries. If you make a credit election, we will add to your contract value a credit amount of at least 0.5% of the contract value as of the applicable contract anniversary. Currently, we will add a credit amount of 1% of the contract value as of the applicable contract anniversary. The credit will be allocated to the variable or fixed interest rate options or the market value adjustment option in the same proportion as the contract value on the contract anniversary. We must receive your credit election in good order by your contract anniversary in order to add the credit to your contract value. This option is not available if the annuitant or co-annuitant is 81 or older on the contract date, the contract is continued under the Spousal Continuance Benefit, or you previously elected not to take the credit.

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

   After you make a credit election, amounts you withdraw will be subject to a credit election withdrawal charge of 7% for the first three contract years since your credit election.

   These charges may be lower in certain states.


   The credit election withdrawal charges are determined and applied in the same manner as the withdrawal charges. Credits and related earnings are treated as earnings under the contract.


   We recoup the cost of the credit by assessing withdrawal charges for a longer period of time. If you make a withdrawal during the credit election withdrawal charge period you may be in a worse position than if you had declined the credit. This credit option may not be available in your state.

CALCULATING CONTRACT VALUE

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment option(s) you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) adding up the total amount of money allocated to a specific investment option;

2) subtracting from that amount insurance charges and any other applicable charges such as for taxes; and

3) dividing this amount by the number of outstanding accumulation units.

   When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment allocated to a variable investment option by the unit price of the accumulation unit for that variable investment option. We calculate the unit price for each variable investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.

   We reserve the right to terminate the contract, and pay the contract value to you, in either of the following scenarios: (i) if immediately prior to the annuity date, the contract value is less than $2000, or if the contract would provide annuity payments of less than $20 per month and (ii) if during the accumulation period, no purchase payment has been received during the immediately preceding two contract years and each of the following is less than $2000: (a) the total purchase payments (less withdrawals) made prior to such period, and (b) the current contract value.

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WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

INSURANCE AND ADMINISTRATIVE CHARGE


Each day we make a deduction for the insurance and administrative charge. This charge covers our expenses for mortality and expense risk, administration, marketing and distribution. If you choose a Guaranteed Minimum Death Benefit option or Highest Daily Value Death Benefit option, the insurance and administrative charge also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge is for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs. The Guaranteed Minimum Death Benefit risk portion of the charge, if applicable, covers our assumption of the risk that the protected value of the contract will be larger than the base death benefit if the contract owner dies during the accumulation phase. The Highest Daily Value Death Benefit portion of the charge covers our assumption of the risk that the highest daily value on the date of death will exceed the contract value.


   We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the charge depends on the death benefit option that you choose.

   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, the charge is equal to:

    -  1.65% on an annual basis if you choose the base benefit,


    - 1.9% on an annual basis if you choose either the roll-up or step-up Guaranteed Minimum Death Benefit option,



    - 2% on an annual basis if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option, and



    - 2.15% on an annual basis if you choose the Highest Daily Value Death Benefit.


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

   FOR ALL OTHER CONTRACTS:

    -  1.6% on an annual basis if you choose the base benefit, and

    - 1.8% on an annual basis if you choose either the roll-up or step-up Guaranteed Minimum Death Benefit option.

    - 1.9% on an annual basis if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option.

   If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from this charge. The insurance risk charge for your contract cannot be increased. Any profits made from this charge may be used by us to pay for the costs of distributing the contracts.

WITHDRAWAL CHARGE


A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. When you make a credit election, a 7% withdrawal charge will be applied to amounts withdrawn for the three contract years following the credit election. The withdrawal charge may also apply if you begin the income phase during these periods, depending upon the annuity option you choose.


   The withdrawal charge is the percentage, shown below, of the amount withdrawn. Full contract years are measured from the contract date with respect to the initial withdrawal charge and from the date you make a credit election with respect to the credit election withdrawal charge.

FULL CONTRACT YEARS
 FROM THE CONTRACT
 DATE AND FROM THE
  DATE YOU MAKE A
  CREDIT ELECTION          WITHDRAWAL CHARGE
--------------------------------------------
         0                         7%
         1                         7%
         2                         7%
         3                         0%

   In certain states reduced withdrawal charges may apply for certain ages if a credit election is made.

   If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.

   If you request a withdrawal, we will deduct an amount from the contract value that is sufficient to pay the withdrawal charge, and provide you with the amount requested.

   If you request a full withdrawal, we will provide you with the full amount of the contract value after making deductions for charges.

   Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We determine the "charge-free amount" available to you in a given contract year on the contract anniversary that begins that year. The charge-free amount in a given contract year is equal to 10% of the sum of all purchase payments that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.


   When you make a withdrawal (including a withdrawal under the optional Lifetime Five Income Benefit), we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.


   If a withdrawal is taken from a market value adjustment guarantee period prior to the expiration of the rate guarantee period, we will make a market value adjustment to the withdrawal amount. We will then apply a withdrawal charge to the adjusted amount. Withdrawal charges will never be greater than permitted by applicable law.

WAIVER OF WITHDRAWAL CHARGE FOR CRITICAL CARE

Except as restricted by applicable state law, we will waive all withdrawal charges and any market value adjustment upon receipt of proof that the owner or a joint owner is terminally ill, or has been confined to an

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

eligible nursing home or eligible hospital continuously for at least three months after the contract date. We will also waive the contract maintenance charge if you surrender your contract in accordance with the above noted conditions. This waiver is not available if the owner has assigned ownership of the contract to someone else.

MINIMUM DISTRIBUTION REQUIREMENTS


FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, if a withdrawal is taken from a tax qualified contract under the minimum distribution option in order to satisfy an IRS mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See "What Are The Tax Considerations Associated With The Strategic Partners Annuity One Contract?" in Section 9.


CONTRACT MAINTENANCE CHARGE

On each contract anniversary during the accumulation phase, if your contract value is less than $100,000, we will deduct the lesser of $50 or 2% of your contract value, for administrative expenses. (This fee may differ in certain states). While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the contract value at which we waive this fee. The charge will be deducted proportionately from each of the contract's variable investment options, fixed interest rate options, and guarantee periods within the market value adjustment option. This same charge will also be deducted when you surrender your contract if your contract value is less than $100,000.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE

We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. FOR CONTRACTS SOLD ON OR AFTER JANUARY 20, 2004, OR UPON SUBSEQUENT STATE APPROVAL, we will deduct a charge equal to 0.50% per year of the average GMIB protected value for the period the charge applies. FOR ALL OTHER CONTRACTS, this is an annual charge equal to 0.45% of the average GMIB protected value for the period the charge applies. We deduct the charge from your contract value on each of the following events:

-  each contract anniversary,

-  when you begin the income phase of the contract,

-  upon a full withdrawal, and

- upon a partial withdrawal if the remaining contract value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.

   If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's contract value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.

   The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the contract value allocated to the variable investment options, the fixed interest rate options, and the market value adjustment option. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.

   THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

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   We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.

INCOME APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Income Appreciator Benefit. This is an annual charge equal to 0.25% of your contract value. The Income Appreciator Benefit charge is calculated:

   -  on each contract anniversary,

   -  on the annuity date,

   - upon the death of the sole owner or the first to die of the owner or joint owner prior to the annuity date,

   -  upon a full or partial withdrawal, and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Although the Income Appreciator Benefit charge may be calculated more often, it is deducted only:

   -  on each contract anniversary,

   -  on the annuity date,

   - upon the death of the sole owner or first to die of the owner or joint owners prior to the annuity date,

   -  upon a full withdrawal, and

   - upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge.

   We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

   The Income Appreciator Benefit charge is deducted from each investment option in the same proportion that the amount allocated to the investment option bears to the total contract value. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. Upon a full withdrawal, or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge, the charge is deducted from the amount paid. The payment of the Income Appreciator Benefit charge will be deemed to be made from earnings for purposes of calculating other charges. THE FACT THAT WE IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

   We do not assess this charge upon election of IAB Option 1, the completion of IAB Option 2 or 3, and upon annuitization. However, we do assess the IAB charge during the 10-year payment period contemplated by IAB Options 2 and 3. Moreover, you should realize that amounts credited to your contract value under IAB Option 3 increase the contract value, and because the IAB fee is a percentage of your contract value, the IAB fee may increase as a consequence of those additions.

EARNINGS APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Earnings Appreciator supplemental death benefit. The charge for this benefit is based on an annual rate of 0.30% of your contract value.

   We calculate the charge on each of the following events:

   -  each contract anniversary,

   -  on the annuity date,

   - upon death of the sole or first to die of the owner or joint owner prior to the annuity date,

   -  upon a full or partial withdrawal, and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at time of calculation and is pro-rated based on the portion of the contract year since the date that the Earnings Appreciator Benefit charge was last calculated.

   Although the Earnings Appreciator Benefit charge may be calculated more often, it is deducted only:

   -  on each contract anniversary,

   -  on the annuity date,

   - upon death of the sole owner or first to die of the owner or joint owner prior to the annuity date,

   -  upon a full withdrawal, and

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   - upon a partial withdrawal if the contract value remaining after the partial withdrawal is not enough to cover the then applicable charge.

   We withdraw this charge from each investment option (including each guarantee period) in the same proportion that the amount allocated to the investment option bears to the total contract value. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Earnings Appreciator Benefit charge, we will deduct the charge from the amount we pay you. We will deem the payment of the Earnings Appreciator Benefit charge as made from earnings for purposes of calculating other charges.


LIFETIME FIVE INCOME BENEFIT CHARGE



We will impose an additional charge if you choose the Lifetime Five Income benefit. We calculate the charge for this benefit based on the average daily value of all assets allocated to the variable investment options. On an annual basis, the charge is equal to 0.60%. Upon any reset of the amounts guaranteed under this benefit, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefit. We cease imposing the charge upon the earliest to occur of (i) your election to terminate the benefit,
(ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts), (iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.


TAXES ATTRIBUTABLE TO PREMIUM

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a charge against the value of the contract to pay some or all of these taxes. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax on us, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

TRANSFER FEE

You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $10 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made.

COMPANY TAXES


We will pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.



   In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the


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contract. We reserve the right to change these tax practices.


UNDERLYING MUTUAL FUND FEES


When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2004, the fees of these funds ranged on an annual
basis from      % to      % of fund assets (these fees reflect the effect of
expense reimbursements or waivers, which may terminate at any time). For additional information about these fund fees, please consult the prospectuses for the funds.


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HOW CAN I

        ACCESS MY MONEY?
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

YOU CAN ACCESS YOUR MONEY BY:

- MAKING A WITHDRAWAL (EITHER PARTIAL OR COMPLETE); OR

- CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE

When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

   Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be taken proportionately from all of the investment options you have selected. The minimum contract value that must remain in order to keep the contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the contract value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the contract value below such minimum.

   With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

   With respect to the market value adjustment option, you may specify the guarantee period from which you would like to make a withdrawal. If you indicate that the withdrawal is to originate from the market value adjustment option, but you do not specify which guarantee period is to be involved, then we will take the withdrawal from the guarantee period that has the least time remaining until its maturity date. If you indicate that you wish to make a withdrawal, but do not specify the investment options to be involved, then we will take the withdrawal from your contract value on a pro rata basis from each investment option that you have. In that situation, we will aggregate the contract value in each of the guarantee periods that you have within the market value adjustment option for purposes of making that pro rata calculation. The portion of the withdrawal associated with the market value adjustment option then will be taken from the guarantee periods with the least amount of time remaining until the maturity date, irrespective of the original length of the guarantee period. You should be aware that a withdrawal may avoid a withdrawal charge based on the charge-free amount that we allow, yet still be subject to a market value adjustment.


   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS ALSO MAY APPLY TO ANY WITHDRAWAL. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9.


AUTOMATED WITHDRAWALS


We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options (other than a guarantee period within the market value adjustment option). The minimum automated withdrawal amount you can make is generally $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.



   INCOME TAXES, TAX PENALTIES, WITHDRAWAL CHARGES, AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9.



INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE (IAB)



You may choose IAB Option 1 at annuitization, but you may instead choose IAB Options 2 or 3 during the accumulation phase of your contract. Income Appreciator Benefit payments under IAB Options 2 and 3 will begin on the same day of the month as the contract date, beginning with the next month following our receipt of your request in good order. Under IAB


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Options 2 and 3, you can choose to have the Income Appreciator Benefit amounts paid or credited monthly, quarterly, semi-annually, or annually.

   IAB OPTIONS 2 AND 3 INVOLVE A TEN-YEAR PAYMENT PERIOD. IF THE 10-YEAR PAYMENT PERIOD WOULD END AFTER THE ANNUITY DATE AND YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION OF AT LEAST 15 YEARS OR YOU MAKE A FULL WITHDRAWAL, YOU MAY LOSE ALL OR ANY REMAINING PORTION OF THE INCOME APPRECIATOR BENEFIT. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

IAB OPTION 2 -- INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM

Under this option, you elect to receive the Income Appreciator Benefit during the accumulation phase. When you activate the benefit, a 10-year Income Appreciator Benefit automatic withdrawal payment program begins. We will pay you the Income Appreciator Benefit amount in equal installments over a 10-year payment period. You may combine this Income Appreciator Benefit amount with an automated withdrawal amount from your contract value, in which case each combined payment must be at least $100.

   The maximum automated withdrawal payment amount that you may receive from your contract value under this Income Appreciator Benefit program in any contract year during the 10-year period may not exceed 10% of the contract value as of the date you activate the Income Appreciator Benefit.

   Once we calculate the Income Appreciator Benefit, the amount will not be affected by changes in contract value due to the investment performance of any allocation option. Withdrawal charges may apply to automatic withdrawal payment amounts, but not to amounts attributable to the Income Appreciator Benefit.

   After the ten-year payment period has ended, if the remaining contract value is $2,000 or more, the contract will continue. If the remaining contract value is less than $2,000 after the end of the 10-year payment period, we will pay you the remaining contract value and the contract will terminate. If the contract value falls below the minimum amount required to keep the contract in force due solely to investment results before the end of the 10-year payment period, we will continue to pay the Income Appreciator Benefit amount for the remainder of the 10-year payment period.

DISCONTINUING THE INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM UNDER IAB OPTION 2

You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 and activate IAB Option 3 at any time after payments have begun and before the last payment is made. We will add the remaining Income Appreciator Benefit amount to the contract value at the same frequency as your initial election until the end of the 10-year payment period. We will treat any Income Appreciator Benefit amount added to the contract value as additional earnings. Unless you direct us otherwise, we will allocate these additions to the variable investment options, fixed interest rate options, or the market value adjustment option in the same proportions as your most recent purchase payment allocation percentages.

   You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 before the last payment is made and elect an annuity or settlement option. We will add the balance of the Income Appreciator Benefit amount for the 10-year payment period to the contract value in a lump sum before determining the adjusted contract value. The adjusted contract value may be applied to any annuity or settlement option that is paid over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

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IAB OPTION 3 -- INCOME APPRECIATOR BENEFIT CREDIT TO CONTRACT VALUE

Under this option, you can activate the Income Appreciator Benefit and receive the benefit as credits to your contract value over a 10-year payment period. We will allocate these Income Appreciator Benefit credits to the variable investment options, the fixed interest rate options, or the market value adjustment option. We will waive the $1,000 minimum requirement for the market value adjustment option. We will calculate the Income Appreciator Benefit amount on the date we receive your written request in good order. Once we have calculated the Income Appreciator Benefit, the Income Appreciator Benefit credit will not be affected by changes in contract value due to the investment performance of any allocation option.

   Before we add the last Income Appreciator Benefit credit to your contract value, you may switch to IAB Option 2 and receive the remainder of the Income Appreciator Benefit as payments to you (instead of credits to the contract value) under the Income Appreciator Benefit program for the remainder of the 10-year payment period.

   You can also request that any remaining payments in the 10-year payment period be applied to an annuity or settlement option that is paid over the lifetime of the annuitants, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

EXCESS WITHDRAWALS

During the 10-year period under IAB options 2 or 3, an "excess withdrawal" occurs when any amount is withdrawn from your contract value in a contract year that exceeds the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated, that have not been previously withdrawn.

   We will deduct the excess withdrawal on a proportional basis from the remaining Income Appreciator Benefit amount. We will then calculate and apply a new reduced Income Appreciator Benefit amount.

   Withdrawals you make in a contract year that do not exceed the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated, that have not been previously withdrawn, do not reduce the remaining Income Appreciator Benefit amount. Additionally, if the amount withdrawn in any year is less than the excess withdrawal threshold, the difference between the amount withdrawn and the threshold can be carried over to subsequent years on a cumulative basis and withdrawn without causing a reduction to the Income Appreciator Benefit amount.

EFFECT OF TOTAL WITHDRAWAL ON INCOME APPRECIATOR BENEFIT

We will not make Income Appreciator Benefit payments after the date you make a total withdrawal of the contract surrender value.


SUSPENSION OF PAYMENTS OR TRANSFERS


The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;

- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or

- The SEC, by order, permits suspension or postponement of payments for the protection of owners.

   We expect to pay the amount of any withdrawal or process any transfer made from the fixed interest rate options promptly upon request.

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        PARTNERS FLEXELITE CONTRACT?
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

The tax considerations associated with the Strategic Partners FlexElite contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.

   This contract may also be purchased as a non-qualified annuity (i.e., a contract not held under a tax-favored retirement plan) by a trust or custodial IRA or 403(b) account, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for IRAs or 403(b)s, as applicable, are the responsibility of the applicable trustee or custodian.

CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

   It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract, such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for these benefits could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for the owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

   If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect the interest payment option, that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

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TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or

- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035

Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information.)

   Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

TAXES PAYABLE BY BENEFICIARIES

The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

   Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum death

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

   Tax consequences to the beneficiary vary among the death benefit payment options.

-  Choice 1: The beneficiary is taxed on earnings in the contract.

- Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).

- Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

REPORTING AND WITHHOLDING DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

ANNUITY QUALIFICATION

   DIVERSIFICATION AND INVESTOR CONTROL. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

   An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We will take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated.

   Please refer to the Statement of Additional Information for further information on these diversification and investor control issues.

   REQUIRED DISTRIBUTIONS UPON YOUR DEATH. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after

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the date of death. However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

   If the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

   CHANGES IN THE CONTRACT. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contractowners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.

   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a), 408(b) and 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.

   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS OF WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

TYPES OF TAX FAVORED PLANS


   IRAS. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" contains information about eligibility, contribution limits, tax particulars and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater) less any applicable federal and state income tax withholding.



   CONTRIBUTIONS LIMITS/ROLLOVERS. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law that you may make to an IRA. For 2005 the limit is $4,000; increasing to $5,000 in 2008. After 2008 the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above. These taxpayers will be permitted to contribute an additional $500 increasing to $1,000 in 2006 and years thereafter. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan.

   REQUIRED PROVISIONS. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

-  You cannot sell, assign or pledge the contract, other than to Pruco Life;

- The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

- The date on which annuity payments must begin cannot be later than April 1st of the calendar year after the calendar year you turn age 70 1/2; and


-  Death and annuity payments must meet "minimum distribution requirements".


   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:


-  A 10% "early distribution penalty";


- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or


-  Failure to take a minimum distribution.


   ROTH IRAS. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

-  Contributions to a Roth IRA cannot be deducted from your gross income;

- "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
   (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or
   (d) for a qualified first time homebuyer distribution within the meaning of
   Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a traditional IRA; and

- If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase a contract for a Roth IRA in connection with a "rollover" or "conversion" of amounts of another traditional IRA, conduit IRA, or Roth IRA. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to a Roth IRA. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early

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distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law.

MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION

If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.


   Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.


   You can use the Minimum Distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.

   Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs.

PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

   Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled; or

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.).

   Other exceptions to this tax may apply. You should consult your tax advisor for further details.

WITHHOLDING

Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and

-  For all other distributions, we will withhold at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with

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your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.


   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under "What Are The Expenses Associated With The Strategic Partners FlexElite Contract".



   Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract".


   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION


For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement".


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OTHER

        INFORMATION

PRUCO LIFE INSURANCE COMPANY

Pruco Life Insurance Company (Pruco Life) is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York, and therefore, is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to do business.

   Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the contract.


   Pruco Life publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life that is annually audited by independent accountants. Pruco Life's annual report for the year ended December 31, 2004, together with subsequent periodic reports that Pruco Life files with the SEC, are incorporated by reference into this prospectus. You can obtain copies, at no cost, of any and all of this information, including the Pruco Life annual report that is not ordinarily mailed to contract owners, the more current reports and any subsequently filed documents at no cost by contacting us at the address or telephone number listed on the cover. The SEC file number for Pruco Life is 33-37587. You may read and copy any filings made by Pruco Life with the SEC at the SEC's Public Reference Room at 450 Fifth Street, Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room by calling (202) 942-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.


THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT


Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer. PIMS also acts as an introducing broker-dealer through which it may receive a portion of brokerage commissions in connection with purchases and sales of securities held by certain Prudential-advised funds which are offered as underlying investment options under the contract.



   PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker-dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).



   The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition,


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9


PIMS may offer the contract directly to potential purchasers.



   Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 8%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.



   In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services. To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms. A list of firms that PIMS paid pursuant to such arrangements and the range of fees that PIMS paid is provided in the Statement of Additional Information which is available upon request.



   You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.



LITIGATION


We are subject to legal and regulatory actions in the ordinary course of our business, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to Pruco Life and that are typical of the businesses in which Pruco Life operates. Class action and individual lawsuits involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. We are also subject to litigation arising out of our general business activities, such as our investments and third party contracts. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

   Pruco Life's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life's financial position.

   In January 2004, the NASD fined Prudential Equity Group, Inc. (formerly known as Prudential Securities Incorporated) and PIMS $2 million, and ordered the firms to pay customers $9.5 million for sales of fixed and variable annuities that violated a New York State Insurance Department regulation concerning replace-

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ment sales and NASD rules. We brought this matter to the New York Insurance Department and the NASD's attention in response to an internal investigation, and in consultation with both New York and the NASD, we have initiated a remediation program for all affected customers which has already provided $8 million in remediation.

ASSIGNMENT


In general, you can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.


   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.


FINANCIAL STATEMENTS


The financial statements of the separate account and Pruco Life, the co-issuer of the Strategic Partners FlexElite contract, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Principal Underwriter


-  Payments Made to Promote Sale of our Products


-  Allocation of Initial Purchase Payment

-  Determination of Accumulation Unit Values

-  Federal Tax Status

-  State Specific Variations


-  Financial Statements


HOUSEHOLDING

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

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MARKET-VALUE
        ADJUSTMENT FORMULA
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MARKET-VALUE ADJUSTMENT FORMULA

GENERAL FORMULA

The formula under which Pruco Life calculates the market value adjustment applicable to a full or partial surrender, annuitization, or settlement under the market value adjustment option is set forth below. The market value adjustment is expressed as a multiplier factor. That is, the Contract Value after the market value adjustment ("MVA"), but before any withdrawal charge, is as follows: Contract Value (after MVA) = Contract Value (before MVA) X (1 +
MVA). The MVA itself is calculated as follows:
                              1 + I
                  MVA = [(-------------)to the N/12 power] -1
                          1 + J + .0025

where:  I   =    the guaranteed credited interest rate
                 (annual effective) for the given
                 contract at the time of withdrawal or
                 annuitization or settlement.
        J   =    the current credited interest rate
                 offered on new money at the time of
                 withdrawal or annuitization or
                 settlement for a guarantee period of
                 equal length to the number of whole
                 years remaining in the Contract's
                 current guarantee period plus one
                 year.
        N   =    equals the remaining number of months
                 in the contract's current guarantee
                 period (rounded up) at the time of
                 withdrawal or annuitization or
                 settlement.

PENNSYLVANIA FORMULA

We use the same MVA formula with respect to contracts issued in Pennsylvania as the general formula, except that "J" in the formula above uses an interpolated rate as the current credited interest rate. Specifically, "J" is the interpolated current credited interest rate offered on new money at the time of withdrawal, annuitization, or settlement. The interpolated value is calculated using the following formula:

            m/365 X (n + 1) year rate + (365 - m)/365 X n year rate,

where "n" equals the number of whole years remaining in the Contract's current guarantee period, and "m" equals the number of days remaining in year "n" of the current guarantee period.

INDIANA FORMULA

We use the following MVA formula for contracts issued in Indiana:
                              1 + I
                   MVA = [(-----------)to the N/12 power] -1
                              1 + J

The variables I, J and N retain the same definitions as the general formula.

MARKET VALUE ADJUSTMENT EXAMPLE

(ALL STATES EXCEPT INDIANA AND PENNSYLVANIA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2000 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2002. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2002 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  5% (0.05)

    The MVA factor calculation would be: [(1.06)/(1.05 + 0.0025)]to the (38/12) power -1 = 0.02274

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 X 0.02274 = $253.03

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $253.03 = $11,380.14

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The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2000 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2002. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2002 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  7% (0.07)

   The MVA factor calculation would be: [(1.06)/(1.07 + 0.0025)] to the(38/12) power -1 = -0.03644

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.03644) = -$405.47

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$405.47) = $10,721.64

MARKET VALUE ADJUSTMENT EXAMPLE

(PENNSYLVANIA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2000 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2002. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2002 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 4%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.05] + [((365-61)/365) X 0.04] =
         0.0417

   The MVA factor calculation would be: [(1.06)/(1.0417 + 0.0025)] to the (38/12) power-1 = 0.04902

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 X 0.04902 = $545.45

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $545.45 = $11,672.56

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2000 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2002. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2002 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 7%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 8%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.08] + [((365 - 61)/365) X 0.07] =
         0.0717

   The MVA factor calculation would be: [(1.06)/(1.0717 + 0.0025)] to the (38/12) power-1 = -0.04098

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.04098) = -$455.99

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$455.99) = $10,671.12

MARKET VALUE ADJUSTMENT EXAMPLE

(INDIANA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2000 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2002. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2002 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  5% (0.05)

The MVA factor calculation would be: [(1.06)/(1.05)] to the (38/12) power-1 = 0.03047

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 x 0.03047 = $339.04

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $339.04 = $11,466.15

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2000 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2002. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2002 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  7% (0.07)

    The MVA factor calculation would be: [(1.06)/(1.07)]to the (38/12) power -1 = -0.02930

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.02930) = -$326.02

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$326.02) = $10,801.09

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 96

IRA DISCLOSURE STATEMENT
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service. Those are federal tax law rules; state tax laws may vary.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a refund (less any applicable federal and state income tax withholding) within 10 days after it is delivered, or applicable state required period, if longer. The amount of the refund is dictated by state law. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision, return the contract to the representative who sold it to you or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus.

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally, if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS


Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have "Adjusted Gross Income" (as defined under Federal tax laws) which does not exceed the "applicable dollar limit." IRA contributions must be made by no later than the due date for filing your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $50,000 in 2005, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000 -- $60,000. For married couples filing jointly, the applicable dollar limitation is $70,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $70,000 -- $80,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $60,000 for individuals and $80,000 for married couples filing jointly. Income limits are scheduled to increase until 2006 for single taxpayers and 2007 for married taxpayers.


   The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) the maximum amount allowed by law, including catch-up contributions if applicable or (2) 100% of taxable alimony.

   If you should contribute more than the maximum contribution amount to your IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.


   Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See "Premature Distributions").


IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and, if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to the maximum amount allowed by law, including catch-up contributions if applicable, may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including

--------------------------------------------------------------------------------

IRA DISCLOSURE STATEMENT CONTINUED
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRAs; (ii) twice the maximum amount allowed by law, including catch-up contributions if applicable; or (iii) 100% of your combined gross income.


   Contributions in excess of the contribution limits may be subject to penalty. See "Contributions And Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.


   Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA and reinvest it in another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

   A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.) Funds can also be rolled over from an IRA or Simplified Employee Pension IRA to an IRA or to another qualified retirement plan or 457 government plan.

DISTRIBUTIONS

(a) PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA be forfeited. To insure that your contributions will be used for retirement, the federal tax law does not permit you to use your IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA to anyone. Use of an IRA as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% tax penalty if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

   You may surrender any portion of the value of your IRA. In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

   The 10% tax penalty does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

(b) DISTRIBUTION AFTER AGE 59 1/2

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA regardless of when you actually retire. In addition, you must commence distributions from your IRA by April 1 following the year you attain age 70 1/2. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. You may elect to receive the distribution under

--------------------------------------------------------------------------------
 98

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them to the degree that you have made deductible contributions. If you have made both deductible and nondeductible contributions, the portion of the distribution attributable to the nondeductible contribution will be tax-free.

(c) INADEQUATE DISTRIBUTIONS--50% TAX

Your IRA is intended to provide retirement benefits over your lifetime. Thus, federal tax law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age
70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse/beneficiary). The calculation method is defined under IRS regulations. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

(d) DEATH BENEFITS

If you (or your surviving spouse) die before receiving the entire value of your IRA, the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum by December 31st of the fifth year after your (or your surviving spouse's) death, or applied to purchase an immediate annuity for the beneficiary, or as a program of minimum distributions. This annuity or minimum distribution program must be payable over the life expectancy of the beneficiary beginning by December 31st of the year following the year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, and no designated beneficiary is identified by December 31st of the year following the year of death, the entire amount must be distributed based on the life expectancy of the owner using the owner's age prior to death. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $110,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all IRAs maintained by an individual is generally the lesser of the maximum amount allowed by law and 100% of compensation for that year (the lesser of the maximum amount allowed by law is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a traditional IRA. Contributions to a Roth IRA are not deductible.

   For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a traditional IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. Provided a rollover contribution meets the requirements of IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

   UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A TRADITIONAL IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

   "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of

--------------------------------------------------------------------------------

IRA DISCLOSURE STATEMENT CONTINUED
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9

Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a traditional IRA.

   Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed under the same rules applied to traditional IRAs where death occurs before the required beginning date.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate. If you were at least 70 1/2 at the end of the prior year, we will indicate to you and to the IRS, on Form 5498, that your account is subject to minimum required distributions.

--------------------------------------------------------------------------------
 100

         APPENDIX A

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


As we have indicated throughout this prospectus, the Strategic Partners FlexElite Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9


ACCUMULATION UNIT VALUES:
(BASE DEATH BENEFIT 1.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00649                  $0.75325                       93,203
         1/1/2003 to 12/31/2003                      $0.75325                  $0.96574                      650,728
         1/1/2004 to 12/31/2004

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00967                  $0.80433                       19,194
         1/1/2003 to 12/31/2003                      $0.80433                  $1.04229                      135,937
         1/1/2004 to 12/31/2004

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00696                  $0.78574                      122,789
         1/1/2003 to 12/31/2003                      $0.78574                  $1.03683                      199,985
         1/1/2004 to 12/31/2004

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00000                  $0.99920                      423,551
         1/1/2003 to 12/31/2003                      $0.99920                  $0.99175                    2,261,832
         1/1/2004 to 12/31/2004

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00875                  $0.81778                       59,882
         1/1/2003 to 12/31/2003                      $0.81778                  $1.03180                    1,305,656
         1/1/2004 to 12/31/2004

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00860                  $0.79642                       40,410
         1/1/2003 to 12/31/2003                      $0.79642                  $1.00386                      239,625
         1/1/2004 to 12/31/2004

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00677                  $0.79525                      312,154
         1/1/2003 to 12/31/2003                      $0.79525                  $1.03928                      757,989
         1/1/2004 to 12/31/2004

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00304                  $0.78203                       96,866
         1/1/2003 to 12/31/2003                      $0.78203                  $0.97382                      262,005
         1/1/2004 to 12/31/2004

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00936                  $0.85600                       37,745
         1/1/2003 to 12/31/2003                      $0.85600                  $1.04209                      156,248
         1/1/2004 to 12/31/2004



* DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.                                   THIS CHART CONTINUES ON
THE NEXT PAGE

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--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
SP ALLIANCE LARGE CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00779                  $0.78002                       83,646
         1/1/2003 to 12/31/2003                      $0.78002                  $0.95090                    1,707,961
         1/1/2004 to 12/31/2004

SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00335                  $0.88984                    2,338,741
         1/1/2003 to 12/31/2003                      $0.88984                  $1.07623                    5,502,079
         1/1/2004 to 12/31/2004

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00203                  $0.93918                    2,345,900
         1/1/2003 to 12/31/2003                      $0.93918                  $1.07673                    4,403,658
         1/1/2004 to 12/31/2004

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00676                  $0.85482                      433,610
         1/1/2003 to 12/31/2003                      $0.85482                  $1.08886                    1,349,154
         1/1/2004 to 12/31/2004

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00401                  $0.77921                      127,081
         1/1/2003 to 12/31/2003                      $0.77921                  $1.02081                      659,327
         1/1/2004 to 12/31/2004

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00493                  $0.84271                      723,141
         1/1/2003 to 12/31/2003                      $0.84271                  $1.06394                    1,988,561
         1/1/2004 to 12/31/2004

SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00956                  $0.83364                       51,159
         1/1/2003 to 12/31/2003                      $0.83364                  $1.04013                      401,897
         1/1/2004 to 12/31/2004

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00812                  $0.81844                      208,005
         1/1/2003 to 12/31/2003                      $0.81844                  $1.02601                      378,060
         1/1/2004 to 12/31/2004

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00460                  $0.76575                       89,492
         1/1/2003 to 12/31/2003                      $0.76575                  $0.95573                      229,832
         1/1/2004 to 12/31/2004



* DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.                                   THIS CHART CONTINUES ON
THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $0.98986                  $0.68122                       64,598
         1/1/2003 to 12/31/2003                      $0.68122                  $0.93944                      718,763
         1/1/2004 to 12/31/2004

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $0.99896                  $0.97196                      257,990
         1/1/2003 to 12/31/2003                      $0.97196                  $1.17106                    3,639,912
         1/1/2004 to 12/31/2004

SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $0.99996                  $1.05757                      946,026
         1/1/2003 to 12/31/2003                      $1.05757                  $1.10183                    4,014,394
         1/1/2004 to 12/31/2004

SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00813                  $0.75658                       77,973
         1/1/2003 to 12/31/2003                      $0.75658                  $1.05808                      234,827
         1/1/2004 to 12/31/2004

SP STATE STREET RESEARCH SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $0.99996                  $0.76251                       66,083
         1/1/2003 to 12/31/2003                      $0.76251                  $1.01108                      571,775
         1/1/2004 to 12/31/2004

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00807                  $0.80793                       98,858
         1/1/2003 to 12/31/2003                      $0.80793                  $1.00077                       79,543
         1/1/2004 to 12/31/2004

SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00200                  $0.68057                        2,907
         1/1/2003 to 12/31/2003                      $0.68057                  $0.95387                      188,395
         1/1/2004 to 12/31/2004

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00364                  $0.76891                       36,399
         1/1/2003 to 12/31/2003                      $0.76891                  $1.05634                      992,042
         1/1/2004 to 12/31/2004

JANUS ASPEN SERIES--GROWTH PORTFOLIO SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00860                  $0.77398                        8,577
         1/1/2003 to 12/31/2003                      $0.77398                  $1.00180                       86,824
         1/1/2004 to 12/31/2004


* DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.

--------------------------------------------------------------------------------
 104

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9


ACCUMULATION UNIT VALUES:
(GREATER OF ROLL-UP AND STEP-UP GMDB 2.00)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD

JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $0.99921                  $1.21145                      779,617
         1/1/2004 to 12/31/2004

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $1.00117                  $1.24857                      193,463
         1/1/2004 to 12/31/2004

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $1.00326                  $1.23779                      155,832
         1/1/2004 to 12/31/2004

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $0.99997                  $0.99224                      212,815
         1/1/2004 to 12/31/2004

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $0.99953                  $1.20803                      423,123
         1/1/2004 to 12/31/2004

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $0.99995                  $1.25016                       94,946
         1/1/2004 to 12/31/2004

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $1.00158                  $1.26460                      912,164
         1/1/2004 to 12/31/2004

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $0.99611                  $1.22686                       40,542
         1/1/2004 to 12/31/2004

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $0.99816                  $1.19826                      316,000
         1/1/2004 to 12/31/2004

SP ALLIANCE LARGE CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $0.99809                  $1.13844                      383,589
         1/1/2004 to 12/31/2004

SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $1.00116                  $1.15404                    2,516,911
         1/1/2004 to 12/31/2004



* DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.                                     THIS CHART CONTINUES ON
THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9


ACCUMULATION UNIT VALUES (CONTINUED):
(GREATER OF ROLL-UP AND STEP-UP GMDB 2.00)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $1.00100                  $1.08861                      562,468
         1/1/2004 to 12/31/2004
SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $0.99995                  $1.24302                    1,399,288
         1/1/2004 to 12/31/2004
SP GOLDMAN SACHS SMALL CAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $0.99690                  $1.29176                      584,437
         1/1/2004 to 12/31/2004
SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $1.00135                  $1.21051                    3,262,410
         1/1/2004 to 12/31/2004
SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $0.99746                  $1.21513                      366,983
         1/1/2004 to 12/31/2004
SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $1.00500                  $1.27708                      460,314
         1/1/2004 to 12/31/2004
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $0.99995                  $1.19662                      139,899
         1/1/2004 to 12/31/2004
SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $0.99765                  $1.29694                      542,782
         1/1/2004 to 12/31/2004
SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $1.00293                  $1.08266                      481,047
         1/1/2004 to 12/31/2004
SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $1.00170                  $1.01274                      880,192
         1/1/2004 to 12/31/2004
SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $1.00190                  $1.28167                      217,286
         1/1/2004 to 12/31/2004
SP STATE STREET RESEARCH SMALLCAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $1.00196                  $1.29715                      241,209
         1/1/2004 to 12/31/2004



* DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.                                     THIS CHART CONTINUES ON
THE NEXT PAGE

--------------------------------------------------------------------------------
 106

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-9


ACCUMULATION UNIT VALUES (CONTINUED):
(GREATER OF ROLL-UP AND STEP-UP GMDB 2.00)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $0.99621                  $1.16761                      197,854
         1/1/2004 to 12/31/2004

SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $1.00272                  $1.30756                      229,497
         1/1/2004 to 12/31/2004

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $1.00451                  $1.32707                      180,985
         1/1/2004 to 12/31/2004

JANUS ASPEN SERIES--GROWTH PORTFOLIO
SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         5/1/2003* to 12/31/2003                     $0.99867                  $1.20059                       61,017
         1/1/2004 to 12/31/2004


* DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.

--------------------------------------------------------------------------------

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE ANNUITY DESCRIBED IN PROSPECTUS ORD01091 (05/2005).


           ---------------------------------------------------------

                               (print your name)


           ---------------------------------------------------------

                                   (address)


           ---------------------------------------------------------

                             (city/state/zip code)



                                MAILING ADDRESS:



                       PRUDENTIAL ANNUITY SERVICE CENTER


                                 P.O. Box 7960


                             Philadelphia, PA 19176

ORD01091

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 2, 2005


              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

     The Strategic Partners(SM) FlexElite annuity contract (the "Contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Contract is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Strategic Partners FlexElite prospectus, dated May 2, 2005. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.


                               TABLE OF CONTENTS


                                                             PAGE
                                                             ----
COMPANY.....................................................   2
EXPERTS.....................................................   2
PRINCIPAL UNDERWRITER.......................................   2
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS...............   2
ALLOCATION OF INITIAL PURCHASE PAYMENT......................   3
DETERMINATION OF ACCUMULATION UNIT VALUES...................   3
FEDERAL TAX STATUS..........................................  12
STATE SPECIFIC VARIATIONS...................................  12
FINANCIAL STATEMENTS........................................  12
SEPARATE ACCOUNT FINANCIAL INFORMATION......................  A1
COMPANY FINANCIAL INFORMATION...............................  B1



         PRUCO LIFE INSURANCE COMPANY                 PRUDENTIAL ANNUITY SERVICE CENTER
            213 WASHINGTON STREET                               P.O. BOX 7960
            NEWARK, NJ 07102-2992                      PHILADELPHIA, PENNSYLVANIA 19176
                                                          TELEPHONE: (888) PRU-2888


STRATEGIC PARTNERS(SM) is a service mark of the Prudential Insurance Company of America.

ORD01091B ED. 05/02/2005

                                    COMPANY

     Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.

     Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS


     The consolidated financial statements of Pruco Life and subsidiaries as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 and the financial statements of the Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2004 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.


                             PRINCIPAL UNDERWRITER

     Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers the Contract on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the Contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.


     During 2004, 2003 and 2002, $            , $7,202,013 and $5,825,593,
respectively, was paid to PIMS for its services as principal underwriter. During 2004, 2003 and 2002, PIMS retained none of those commissions.


     As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Contract according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to registered representatives who maintain an ongoing relationship with a contract owner. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.


                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS



     In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services. To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.



     The list below identifies three general types of payments that PIMS pays which are broadly defined as follows:



     - Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm (or its affiliated brokers/dealers). For the year ending December 31, 2004, the percentage paid for these types of arrangements ranged from
          % to    %.

     - Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life products sold through the firm (or its affiliated broker/dealers). For the year ending December 31, 2004,
       the percentage paid for these types of arrangements ranged from    % to
          %.



     - Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. For the year ending December 31, 2004, the dollar amount paid for these types of arrangements
       ranged up to $          . In addition, we may make payments upon the
       initiation of a relationship for systems, operational and other support. For the year ending December 31, 2004, the dollar amount paid for these
       types of arrangements ranged up to $            .



     The list below includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of May 1, 2005) received payment of more than $10,000 under one more of these types of arrangements during the last calendar year or that have received or are expected to receive such payment during the current calendar year. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.



NAME OF FIRM:


                [TO BE FILED BY POST-EFFECTIVE AMENDMENT 485(B)]
                     ALLOCATION OF INITIAL PURCHASE PAYMENT


     As discussed in the prospectus, we generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. However, we may employ a different procedure than this if your contract purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation. When we receive the minimum initial purchase payment and any other "good order" information that we need, we will thereafter allocate your purchase payment in the manner that you have specified.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

     The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. (See WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS FLEXELITE CONTRACT AND CALCULATING CONTRACT VALUE in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other funds held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.


     As we have indicated in the prospectus, Strategic Partners FlexElite is a contract that allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such contract feature. In the prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2004. Here, we set out unit values corresponding to the remaining unit values.

                          STRATEGIC PARTNERS FLEXELITE


ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT (1.65%) (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                           ACCUMULATION       ACCUMULATION         NUMBER OF
                                                          UNIT VALUE AT       UNIT VALUE AT    ACCUMULATION UNITS
                                                           BEGINNING OF          END OF           OUTSTANDING
                                                              PERIOD             PERIOD         AT END OF PERIOD
                                                        ------------------    -------------    ------------------
JENNISON PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $0.99922           $1.21420             152,125
  1/1/2004 to 12/31/2004
PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $1.00118           $1.25147             193,243
  1/1/2004 to 12/31/2004
PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $1.00327           $1.24068              32,673
  1/1/2004 to 12/31/2004
PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $0.99998           $0.99441             297,971
  1/1/2004 to 12/31/2004
PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $0.99954           $1.21092             645,032
  1/1/2004 to 12/31/2004
PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $0.99996           $1.25309              42,682
  1/1/2004 to 12/31/2004
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $1.00159           $1.26748             926,053
  1/1/2004 to 12/31/2004
SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $0.99612           $1.22971              48,569
  1/1/2004 to 12/31/2004
SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $0.99817           $1.20107              55,244
  1/1/2004 to 12/31/2004
SP ALLIANCE LARGE CAP GROWTH PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $0.99810           $1.14105             173,262
  1/1/2004 to 12/31/2004
SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $1.00117           $1.15665           1,403,004
  1/1/2004 to 12/31/2004
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $1.00101           $1.09107             502,755
  1/1/2004 to 12/31/2004
SP DAVIS VALUE PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $0.99996           $1.24587             340,819
  1/1/2004 to 12/31/2004
SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $1.00501           $1.28001              44,449
  1/1/2004 to 12/31/2004
SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $0.99691           $1.29465             151,428
  1/1/2004 to 12/31/2004
SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $1.00136           $1.21340           1,767,018
  1/1/2004 to 12/31/2004
SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $0.99747           $1.21789              97,852
  1/1/2004 to 12/31/2004
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $0.99996           $1.19946              47,651
  1/1/2004 to 12/31/2004


---------------

* Date that the later version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT (1.65%) (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                           ACCUMULATION       ACCUMULATION         NUMBER OF
                                                          UNIT VALUE AT       UNIT VALUE AT    ACCUMULATION UNITS
                                                           BEGINNING OF          END OF           OUTSTANDING
                                                              PERIOD             PERIOD         AT END OF PERIOD
                                                        ------------------    -------------    ------------------
SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $0.99766           $1.29984              95,019
  1/1/2004 to 12/31/2004
SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $1.00294           $1.08516             314,251
  1/1/2004 to 12/31/2004
SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $1.00171           $1.01504             623,594
  1/1/2004 to 12/31/2004
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $1.00191           $1.28474              91,965
  1/1/2004 to 12/31/2004
SP STATE STREET RESEARCH SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $1.00197           $1.30010              57,793
  1/1/2004 to 12/31/2004
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $0.99622           $1.17034               8,783
  1/1/2004 to 12/31/2004
SP TECHNOLOGY PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $1.00273           $1.31054              92,962
  1/1/2004 to 12/31/2004
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $1.00452           $1.33001              80,631
  1/1/2004 to 12/31/2004
JANUS ASPEN SERIES -- GROWTH PORTFOLIO -- SERVICE
SHARES
------------------------------------------------------
  5/1/2003* to 12/31/2003                                    $0.99868           $1.20333              36,916
  1/1/2004 to 12/31/2004


---------------

* Date that the later version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE


ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.80%)
                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)



                                                      ACCUMULATION        ACCUMULATION          NUMBER OF
                                                     UNIT VALUE AT        UNIT VALUE AT     ACCUMULATION UNITS
                                                      BEGINNING OF           END OF            OUTSTANDING
                                                         PERIOD              PERIOD          AT END OF PERIOD
                                                   ------------------   -----------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00648            $0.75226              214,390
  1/1/2003 to 12/31/2003                                $0.75226            $0.96253              359,454
  1/1/2004 to 12/31/2004
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00966            $0.80322               44,245
  1/1/2003 to 12/31/2003                                $0.80322            $1.03884               60,531
  1/1/2004 to 12/31/2004
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00695            $0.78463               53,564
  1/1/2003 to 12/31/2003                                $0.78463            $1.03335               74,916
  1/1/2004 to 12/31/2004
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00000            $0.99743              570,229
  1/1/2003 to 12/31/2003                                $0.99743            $0.98810              350,529
  1/1/2004 to 12/31/2004
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00875            $0.81672              238.239
  1/1/2003 to 12/31/2003                                $0.81672            $1.02836              583,040
  1/1/2004 to 12/31/2004
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00859            $0.79536               62,128
  1/1/2003 to 12/31/2003                                $0.79536            $1.00061              104,789
  1/1/2004 to 12/31/2004
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00676            $0.79423              297,609
  1/1/2003 to 12/31/2003                                $0.79423            $1.03590               95,814
  1/1/2004 to 12/31/2004
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00303            $0.78103              101,781
  1/1/2003 to 12/31/2003                                $0.78103            $0.97072              342,995
  1/1/2004 to 12/31/2004
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00936            $0.85495               97,701
  1/1/2003 to 12/31/2003                                $0.85495            $1.03882               71,502
  1/1/2004 to 12/31/2004
SP ALLIANCE LARGE CAP GROWTH PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00779            $0.77894               33,650
  1/1/2003 to 12/31/2003                                $0.77894            $0.94778              183,558
  1/1/2004 to 12/31/2004
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00334            $0.88881            1,767,596
  1/1/2003 to 12/31/2003                                $0.88881            $1.07278            3,922,711
  1/1/2004 to 12/31/2004
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00202            $0.93791            1,259,036
  1/1/2003 to 12/31/2003                                $0.93791            $1.07333            2,239,004
  1/1/2004 to 12/31/2004
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00675            $0.85364              384,740
  1/1/2003 to 12/31/2003                                $0.85364            $1.08521            1,255,403
  1/1/2004 to 12/31/2004


---------------

* Date that the original version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.80%)


                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)



                                                      ACCUMULATION        ACCUMULATION          NUMBER OF
                                                     UNIT VALUE AT        UNIT VALUE AT     ACCUMULATION UNITS
                                                      BEGINNING OF           END OF            OUTSTANDING
                                                         PERIOD              PERIOD          AT END OF PERIOD
                                                   ------------------   -----------------   ------------------
SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00811            $0.81728               73,877
  1//1/2003 to 12/31/2003                               $0.81728            $1.02253              284,552
  1/1/2004 to 12/31/2004
SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00400            $0.77819              325,909
  1/1/2003 to 12/31/2003                                $0.77819            $1.01747              755,223
  1/1/2004 to 12/31/2004
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00493            $0.84170            1,338,544
  1/1/2003 to 12/31/2003                                $0.84170            $1.06062            1,317,700
  1/1/2004 to 12/31/2004
SP Large Cap Value Portfolio
  -----------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00956            $0.83257               91,491
  1/1/2003 to 12/31/2003                                $0.83257            $1.03667              273,167
  1/1/2004 to 12/31/2004
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00460            $0.76476               66,059
  1/1/2003 to 12/31/2003                                $0.76476            $0.95259               48,299
  1/1/2004 to 12/31/2004
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $0.98985            $0.68036              164,457
  1/1/2003 to 12/31/2003                                $0.68036            $0.93641              377,429
  1/1/2004 to 12/31/2004
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $0.99895            $0.97054              179,141
  1/1/2003 to 12/31/2003                                $0.97054            $1.16713              744,676
  1/1/2004 to 12/31/2004
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $0.99995            $1.05598            1,414,853
  1/1/2003 to 12/31/2003                                $1.05598            $1.09810            2,402,246
  1/1/2004 to 12/31/2004
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00812            $0.75559               29,253
  1/1/2003 to 12/31/2003                                $0.75559            $1.05460              238,073
  1/1/2004 to 12/31/2004
SP STATE STREET RESEARCH SMALL CAP GROWTH
PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $0.99995            $0.76152               67,029
  1/1/2003 to 12/31/2003                                $0.76152            $1.00776              312,551
  1/1/2004 to 12/31/2004
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00807            $0.80675               22,713
  1/1/2003 to 12/31/2003                                $0.80675            $0.99735              224,121
  1/1/2004 to 12/31/2004
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00200            $0.67963               34,746
  1/1/2003 to 12/31/2003                                $0.67963            $0.95067               89,217
  1/1/2004 to 12/31/2004
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00363            $0.76784               14,839
  1/1/2003 to 12/31/2003                                $0.76784            $1.05277               66,593
  1/1/2004 to 12/31/2004
JANUS ASPEN SERIES- GROWTH PORTFOLIO -SERVICE
SHARES
-------------------------------------------------
  5/1/2002* to 12/31/2002                               $1.00860            $0.77295                8,422
  1/1/2003 to 12/31/2003                                $0.77295            $0.99852               65,128
  1/1/2004 to 12/31/2004


---------------

* Date that the original version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE


ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.90)
                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $0.99921         $1.21233             202,820
  1/1/2004 to 12/31/2004
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $1.00117         $1.24952              43,704
  1/1/2004 to 12/31/2004
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $1.00326         $1.23864              60,353
  1/1/2004 to 12/31/2004
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $0.99997         $0.99262             160,837
  1/1/2004 to 12/31/2004
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $0.99954         $1.20876             443,894
  1/1/2004 to 12/31/2004
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $0.99954         $1.20876             443,894
  1/1/2004 to 12/31/2004
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $1.00159         $1.26550             142,298
  1/1/2004 to 12/31/2004
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $0.99612         $1.22767               2,916
  1/1/2004 to 12/31/2004
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $0.99816         $1.19898              90,527
  1/1/2004 to 12/31/2004
SP ALLIANCE LARGE CAP GROWTH PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $0.99810         $1.13924             167,657
  1/1/2004 to 12/31/2004
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $1.00116         $1.15480           2,345,208
  1/1/2004 to 12/31/2004
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $1.00100         $1.08936             417,838
  1/1/2004 to 12/31/2004
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $0.99995         $1.24382             680,183
  1/1/2004 to 12/31/2004
SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $1.00501         $1.27800             154,639
  1/1/2004 to 12/31/2004
SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $0.99690         $1.29249             231,245
  1/1/2004 to 12/31/2004
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $1.00136         $1.21139           1,670,581
  1/1/2004 to 12/31/2004
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $0.99746         $1.21594              15,927
  1/1/2004 to 12/31/2004
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $0.99995         $1.19742              36,075
  1/1/2004 to 12/31/2004
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $0.99765         $1.29777             213,922
  1/1/2004 to 12/31/2004

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.90)


                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $1.00293         $1.08341             538,838
  1/1/2004 to 12/31/2004
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $1.00170         $1.01352             730,790
  1/1/2004 to 12/31/2004
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $1.00190         $1.28257              87,018
  1/1/2004 to 12/31/2004
SP STATE STREET RESEARCH SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $1.00196         $1.29804              45,385
  1/1/2004 to 12/31/2004
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $0.99621         $1.16835               5,801
  1/1/2004 to 12/31/2004
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $1.00273         $1.30846              53,691
  1/1/2004 to 12/31/2004
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $1.00451         $1.32794              25,018
  1/1/2004 to 12/31/2004
JANUS ASPEN SERIES -- GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $0.99867         $1.20138              16,046
  1/1/2004 to 12/31/2004

---------------

* Date that the later version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE


ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.90)
                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00648         $0.75180             377,115
  1/1/2003 to 12/31/2003                                      $0.75180         $0.96088             566,669
  1/1/2004 to 12/31/2004
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00966         $0.80268              66,016
  1/1/2003 to 12/31/2003                                      $0.80268         $1.03701             103,027
  1/1/2004 to 12/31/2004
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00695         $0.78418              29,542
  1/1/2003 to 12/31/2003                                      $0.78418         $1.03178              39,225
  1/1/2004 to 12/31/2004
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $0.99999         $0.99700             571,732
  1/1/2003 to 12/31/2003                                      $0.99700         $0.98657           1,666,386
  1/1/2004 to 12/31/2004
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00874         $0.81618             266,528
  1/1/2003 to 12/31/2003                                      $0.81618         $1.02665             451,649
  1/1/2004 to 12/31/2004
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00859         $0.79484             132,220
  1/1/2003 to 12/31/2003                                      $0.79484         $0.99895             152,594
  1/1/2004 to 12/31/2004
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00676         $0.79375               96535
  1/1/2003 to 12/31/2003                                      $0.79375         $1.03429             269,528
  1/1/2004 to 12/31/2004
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00303         $0.78053              97,237
  1/1/2003 to 12/31/2003                                      $0.78053         $0.96913             374,853
  1/1/2004 to 12/31/2004
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00935         $0.85428             250,386
  1/1/2003 to 12/31/2003                                      $0.85428         $1.03690             352,932
  1/1/2004 to 12/31/2004
SP ALLIANCE LARGE CAP GROWTH PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00779         $0.77852             111,582
  1/1/2003 to 12/31/2003                                      $0.77852         $0.94630             261,595
  1/1/2004 to 12/31/2004
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00334         $0.88815           2,232,613
  1/1/2003 to 12/31/2003                                      $0.88815         $1.07101           4,321,009
  1/1/2004 to 12/31/2004
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00202         $0.93721           1,208,424
  1/1/2003 to 12/31/2003                                      $0.93721         $1.07138           3,149,673
  1/1/2004 to 12/31/2004
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00675         $0.85308             767,809
  1/1/2003 to 12/31/2003                                      $0.85308         $1.08338           1,336,389
  1/1/2004 to 12/31/2004
SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00811         $0.81683             301,582
  1/1/2003 to 12/31/2003                                      $0.81683         $1.02106             587,771
  1/1/2004 to 12/31/2004


---------------

* Date that the original version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.90)


                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00400         $0.77764             687,163
  1/1/2003 to 12/31/2003                                      $0.77764         $1.01585           1,143,939
  1/1/2004 to 12/31/2004
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00493         $0.84106             867,397
  1/1/2003 to 12/31/2003                                      $0.84106         $1.05872           1,793,444
  1/1/2004 to 12/31/2004
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00955         $0.83199             169,886
  1/1/2003 to 12/31/2003                                      $0.83199         $1.03497             408,620
  1/1/2004 to 12/31/2004
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00459         $0.76423              82,463
  1/1/2003 to 12/31/2003                                      $0.76423         $0.95104             280,925
  1/1/2004 to 12/31/2004
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $0.98985         $0.67989             273,705
  1/1/2003 to 12/31/2003                                      $0.67989         $0.93473             446,824
  1/1/2004 to 12/31/2004
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $0.99894         $0.96993             254,347
  1/1/2003 to 12/31/2003                                      $0.96993         $1.16517             896,047
  1/1/2004 to 12/31/2004
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $0.99995         $1.05530           1,146,670
  1/1/2003 to 12/31/2003                                      $1.05530         $1.09611           2,015,225
  1/1/2004 to 12/31/2004
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00811         $0.75509              99,516
  1/1/2003 to 12/31/2003                                      $0.75509         $1.05301             122,785
  1/1/2004 to 12/31/2004
SP STATE STREET RESEARCH SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $0.99995         $0.76102              42,549
  1/1/2003 to 12/31/2003                                      $1.76102         $1.00612             141,722
  1/1/2004 to 12/31/2004
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00807         $0.80631              53,305
  1/1/2003 to 12/31/2003                                      $0.80631         $0.99573              69,014
  1/1/2004 to 12/31/2004
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00200         $0.67919              63,900
  1/1/2003 to 12/31/2003                                      $0.67919         $0.94917             162,731
  1/1/2004 to 12/31/2004
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00363         $0.76740             102,907
  1/1/2003 to 12/31/2003                                      $0.76740         $1.05116             169,092
  1/1/2004 to 12/31/2004
JANUS ASPEN SERIES- GROWTH PORTFOLIO SERVICE SHARES
----------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $1.00859         $0.77246              13,767
  1/1/2003 to 12/31/2003                                      $0.77246         $0.99692              24,578
  1/1/2004 to 12/31/2004


---------------

* Date that the original version of this annuity was first offered.

                               FEDERAL TAX STATUS

OTHER TAX RULES.

     1.  DIVERSIFICATION

     The Internal Revenue Code provides that the underlying investments for the variable investment options must satisfy certain diversification requirements. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. We believe the portfolios underlying the variable investment options for the Contract meet these diversification requirements.

     2.  INVESTOR CONTROL.

     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of us, to be considered the owner of the underlying assets. Because of this uncertainty, or in response to other changes in tax laws or regulations, we reserve the right to make such changes as we deem necessary to assure that the Contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

     3.  ENTITY OWNERS.

     Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the Contract will not be taxed as an annuity and increases in the value of the Contract over its cost basis will be subject to tax annually.

     4.  PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.

     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the Contract. Generally, withdrawals are treated as a recovery of your investment in the Contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

     5.  GENERATION-SKIPPING TRANSFERS.

     If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

                           STATE SPECIFIC VARIATIONS

     Some of the states in which the Strategic Partners FlexElite variable annuity contract is currently sold (or is expected to be sold) require us to modify the Contract to adhere to certain restrictions or limitations imposed by those states. Please consult your contract for additional details.

                              FINANCIAL STATEMENTS


                [TO BE FILED BY POST-EFFECTIVE AMENDMENT 485(B)]

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

(a)      FINANCIAL STATEMENTS


(1) Financial Statements of the Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2004; the Statements of Operations for the period ended December 31, 2004; the Statements of Changes in Net Assets for the periods ended December 31, 2004 and December 31, 2003; and the Notes relating thereto will appear in the statement of additional information. (Part B of the Registration Statement) (to be filed by Post-Effective Amendment)



(2) Consolidated Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2004 and 2003; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2004, 2003 and 2002; and the Notes to the Consolidated Financial Statements will appear in the statement of additional information (Part B of the Registration Statement) (to be filed by Post-Effective Amendment).


(b)      EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2)      Agreements for custody of securities and similar investments--Not
         Applicable.

(3)      (a) Form of Distribution Agreement between Prudential Investment
             Management Services, Inc. "PIMS" (Underwriter) and Pruco Life Insurance Company (Depositor). (Note 3)

         (b) Form of Selected Broker Agreement used by PIMS.  (Note 3)

(4)      (a) The Pruco Life FlexElite Variable Annuity Contract-VFLX-2002.
             (Note 10)

         (b) The Pruco Life FlexElite Variable Annuity Contract-VFLX-2003. (Note 11)

         (c) Endorsements to Contract VFLX-2002. (Note 10)

         (d) Endorsement to Pruco Life FlexElite Variable Annuity Contract:
             Earnings Appreciator Benefit.  (Note 12)

         (e) Endorsement to Pruco Life FlexElite Variable Annuity Contract:
             Income Appreciator Benefit.  (Note 12)

         (f) Endorsement to Pruco Life FlexElite Variable Annuity Contract:
             Maximum Age.  (Note 13)

         (g) Endorsement to Pruco Life FlexElite Variable Annuity Contract:
             Guaranteed Minimum Income Benefit.  (Note 14)

         (h) Endorsement Supplement to Pruco Life FlexElite Variable Annuity
             Contract:
             Guaranteed Minimum Income Benefit.  (Note 15)


         (i) Endorsement to Strategic Partners FlexElite Annuity Contract:
             Periodic Value Death Benefit Endorsement (HDV) (Note 17)

         (j) Endorsement Supplement to Strategic Partners FlexElite Variable Annuity Contract:
             Periodic Value Death Benefit Endorsement (HDV) (Note 17)

         (k) Endorsement to Strategic Partners FlexElite Variable Annuity
             Contract:
             Guaranteed Minimum Payments Benefit Endorsement (Lifetime Five) (Note 17)

         (l) Endorsement Supplement to Strategic Partners FlexElite Variable Annuity Contract:

         Guaranteed Minimum Payments Benefit Endorsement (Lifetime Five) (Note
         17)


(5)      (a) Application form for  VFLX-2002.  (Note 10)

         (b) Application form for VFLX-2003.  (Note 15)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 4)

         (b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 5)

(7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

         (a) Form of Fund Participation Agreement.  (Note 6)

(9)      Opinion of Counsel.  (Note 1)


(10) Written consent of PricewaterhouseCoopers LLP independent accountants. (Note 18)


(11) All financial statements omitted from Item 23, Financial Statements -- Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

 (13)    Powers of Attorney.

         (a) James J. Avery, Jr.  (Note 7)


         (b) David  R. Odenath, Jr. and Ronald P. Joelson  (Note 8)

         (c) Helen M. Galt  (Note 9)


         (d) Andrew J. Mako  (Note 14)


         (e) C. Edward Chaplin, John Chieffo, Bernard J. Jacob (Note 16)


-----------------------
(Note 1)        Filed herewith.

(Note 2)        Incorporated by reference to Form N-4, Registration No.
                33-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4, Registration No. 333-06701, filed April 15, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.

(Note 5) Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of the Pruco Life Insurance Company.

(Note 6)        Incorporated by reference to Form N-4, Registration No.
                333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 7) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.

(Note 8) Incorporated by reference to the initial registration statement on Form N-4, Registration No. 333-52754, filed December 26, 2000 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 9) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-6, Registration No. 333-85115, filed June 28, 2001 on behalf of the Pruco Life Variable Universal Account.

(Note 10)       Incorporated by reference to Pre-Effective Amendment No. 1 to this registration statement, filed April 5, 2002.

(Note 11)       Incorporated by reference to Post-Effective Amendment No. 1 to this registration statement, filed February 14, 2003.

(Note 12)       Incorporated by reference to Post-Effective Amendment No. 8 to
                Form N-4, Registration Statement No. 333-37728, filed December
                13, 2002 on behalf of the Pruco Life Flexible Premium Variable
                Annuity Account.

(Note 13)       Incorporated by reference to Post-Effective Amendment No. 3 to
                Form N-4, Registration No. 333-37728, filed April 22, 2003 on behalf of the Pruco Life Flexible Premium Variable Annuity
                Account.

(Note 14)       Incorporated by reference to Post-Effective Amendment No. 11 to
                Form N-4, Registration No. 333-37728, filed November 14, 2003 on behalf of the Pruco Life Flexible Premium Variable Annuity
                Account.

(Note 15)       Incorporated by reference to Post-Effective Amendment No. 3 to
                Form S-3, Registration No. 333-103474, filed April 12, 2004 on behalf of the Pruco Life Flexible Premium Variable Annuity
                Account.


(Note 16)       Incorporated by reference to Post-Effective Amendment No. 14 to
                Form N-4, Registration No. 333-37728, filed November 15, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 17)       Incorporated by reference to Post-Effective Amendment No. 6 to
                Form N-4, Registration No. 333-75702, filed January 20, 2005 on behalf of the Pruco Life Flexible Premium Variable Annuity
                Account.

(Note 18)       To be filed by Post-Effective Amendment.


ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR


The directors and major officers of Pruco Life are listed below:




Name and Principal Business Address                  Position and Offices with Depositor
-----------------------------------                  -----------------------------------
James J. Avery, Jr.                                  Vice Chairman and Director
213 Washington Street
Newark, NJ 07102-2992

C. Edward Chaplin                                    Senior Vice President and Treasurer
751 Broad Street
Newark, NJ 07102-3777

John Chieffo                                         Vice President and Chief Accounting Officer
213 Washington Street
Newark, NJ 07102-2992

Helen M. Galt                                        Director
213 Washington Street
Newark, NJ 07102-2992

Bernard J. Jacob                                     President and Director
213 Washington Street
Newark, NJ 07102-2992

Ronald P. Joelson                                    Director
100 Mulberry Street
Newark, NJ 07102-5096

Clifford E. Kirsch                                   Chief Legal Officer and Secretary
213 Washington Street
Newark, NJ 07102-2992

Andrew J. Mako                                       Director
290 W. Mount Pleasant Avenue
Livingston, NJ07039-2729

Melody C. McDaid                                     Senior Vice President
213 Washington Street
Newark, NJ 07102-2992

Esther H. Milnes                                     Senior Vice President
213 Washington Street
Newark, NJ 07102-2992

James M. O'Connor                                    Senior Vice President and Actuary
200 Wood Avenue South
Iselin, NJ 08830-2706

David R. Odenath, Jr.                                Director
751 Broad Street
Newark, NJ 07102-3777

Hwei-Chung S. Shao                                   Senior Vice President and Chief Actuary
213 Washington Street
Newark, NJ 07102-2992




ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company ("Pruco Life"), a corporation organized under the laws of Arizona, is a direct, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a life insurance company organized under the laws of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc., a New Jersey insurance holding company.

Pruco Life may be deemed to control its wholly-owned subsidiary, Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life may also be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life Variable Appreciable Account, the Pruco Life Variable Insurance Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Variable Universal Account, the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Single Premium Variable Annuity Account, the Pruco Life Flexible Premium Variable Annuity Account (Registrant) (separate accounts of Pruco Life), the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life of New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, Inc., a Maryland corporation. In addition, Prudential holds all the shares of Prudential's Gibraltar Fund, a Maryland Corporation, in three of its separate accounts. The Prudential Series Fund, Inc. and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life may also be deemed to be under common control with other insurers that are direct or indirect subsidiaries of Prudential Financial, Inc. and their separate accounts.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, filed March 10, 2004, the text of which is hereby incorporated.

ITEM 27.     NUMBER OF CONTRACT OWNERS


As of February 28, 2005, there were _____ owners of qualified contracts and ______ owners of nonqualified contracts offered by the Registrant.

ITEM 28.     INDEMNIFICATION

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, being the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

(a) Prudential Investment Management Services LLC (PIMS)

PIMS is distributor for American Skandia Trust, American Skandia Advisor Funds, Inc., Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Equity Fund, Inc.; Prudential's Gibraltar Fund, Inc.; Dryden Global Total Return Fund, Inc.; Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Securities Fund, Jennison Sector Funds, Inc., Dryden Short-Term Bond Fund, Inc., Jennison Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Dryden Tax-Managed Funds, Dryden Tax-Managed Small Cap Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Prudential Series Fund, Inc., The Target Portfolio Trust, The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11.

PIMS is also distributor of the following unit investment trusts Separate
Accounts: The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Prudential Discovery Premier Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

(b) Information concerning the officers and directors of PIMS is set forth below.




                                          POSITIONS AND OFFICES        POSITIONS AND OFFICES
        NAME (1)                            WITH UNDERWRITER              WITH REGISTRANT
-----------------------             ---------------------------------  ---------------------
Robert F. Gunia...........          President                          None

Kenneth I. Schindler......          Senior Vice President & Chief      None
                                    Compliance Officer

Edward Baird..............          Executive Vice President           None


David Odenath.............          Executive Vice President           None
751 Broad Street
Newark, NJ 07102

Stephen Pelletier.........          Executive Vice President           None

Scott Sleyster............          Executive Vice President           None
280 Trumball Street
Hartford, CT 06103

Bernard B. Winograd.......          Executive Vice President           None

William V. Healey.........          Senior Vice President, Secretary   None
                                    and Chief Legal Officer

Michael J. McQuade........          Senior Vice President,             None
                                    Comptroller and
                                    Chief Financial Officer

C. Edward Chaplin.........          Executive Vice President and       None
751 Broad Street                    Treasurer
Newark, NJ 07102

Peter J. Boland...........          Senior Vice President and          None
                                    Director of Operations


--------------------
(1) The address of each person named is 100 Mulberry Street, Newark, New Jersey 07102 unless otherwise noted.

(c)


----------------------------- -------------------------- --------------------------- -------------------------- --------------------
Name of Principal             Net Underwriting           Compensation on Redemption  Brokerage                  Compensation
Underwriter                   Discounts and Commissions                              Commission
----------------------------- -------------------------- --------------------------- -------------------------- --------------------
Prudential Investment         $________                  $-0-                        $-0-                       $-0-
Management Services, LLC
----------------------------- -------------------------- --------------------------- -------------------------- --------------------


ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31.   MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32.   UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the Contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on its behalf by the attested, all in the City of Newark and the State of New Jersey, on this 14th day of February, 2005.



            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                        BY: PRUCO LIFE INSURANCE COMPANY
                                   (Depositor)



       Attest: /s/ CLIFFORD E. KIRSCH                  /s/ BERNARD J. JACOB
       --------------------------------                ----------------------
                   CLIFFORD E. KIRSCH                      BERNARD J. JACOB
                   CHIEF LEGAL OFFICER                     PRESIDENT


                                   SIGNATURES




                SIGNATURE AND TITLE
---------------------------------------------------
                           *
---------------------------------------------------
JAMES J. AVERY JR.                                      Date: February 14, 2005
VICE CHAIRMAN AND DIRECTOR


                           *
---------------------------------------------------
BERNARD J. JACOB
PRESIDENT AND DIRECTOR


                           *
---------------------------------------------------
JOHN CHIEFFO
VICE PRESIDENT, CHIEF ACCOUNTING OFFICER, AND
PRINCIPAL FINANCIAL OFFICER

                           *                        *By /s/ CLIFFORD E. KIRSCH
---------------------------------------------------     ------------------------
C. EDWARD CHAPLIN                                           CLIFFORD E. KIRSCH
SENIOR VICE PRESIDENT AND DIRECTOR                          (ATTORNEY-IN-FACT)


                           *
---------------------------------------------------
HELEN M. GALT
DIRECTOR

                           *
---------------------------------------------------
RONALD P. JOELSON
DIRECTOR

                           *
---------------------------------------------------
ANDREW J. MAKO
DIRECTOR

                           *
---------------------------------------------------
DAVID R. ODENATH, JR.
DIRECTOR